UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/19

Item 1. Reports to Stockholders.

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

SHAREHOLDER LETTER

Dear Shareholder:

The U.S. economy, after moderating for two consecutive quarters, grew during the 12 months ended December 31, 2019, and the unemployment rate declined. In January 2019, the U.S. Federal Reserve (Fed) signaled the end of its tightening cycle and cut the federal funds rate by 0.25% at each of its July, September and October 2019 meetings, decreasing the rate from 2.50% to 1.75% by period-end. The Fed cited muted inflation pressures, some soft business indicators and the potential effects of global developments on the U.S. economy as rationale for its more accommodative monetary policy. Stocks responded positively to the interest-rate cuts, despite some volatility due to U.S.-China trade tensions, and stocks gained further in December 2019 after the Fed indicated it would likely leave interest rates unchanged in 2020.

In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s® 500 Index (S&P 500®), returned +28.88% (the index increasing from 2,506.85 to 3,230.78).1,3 The prices of stocks in global developed markets, as measured by the MSCI World Index, returned +25.19% (the index increasing from 1,883.901 to 2,358.468).2,3 Investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index (Bloomberg Index), posted a +8.72% total return (an index increase from 2,046.60 to 2,225.00), which includes reinvestment of income and distributions.4

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ annual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. As you know, all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin, welcome your questions and comments, and look forward to assisting your future investment plans.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of December 31, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Copyright © 2020, S&P Dow Jones Indices LLC. All rights reserved.

2. Source: MSCI.

3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +31.49% (index total return resulting in an increase from 4,984.22 to 6,553.57) and MSCI World Index +28.40% (index total return resulting in an increase from 7,771.710 to 9,979.034).

4. Sources: Morningstar and Bloomberg Barclays Indices. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Annual Report	franklintempleton.com

ANNUAL REPORT

Economic and Market Overview

Global developed and emerging market stocks, as measured by the MSCI All Country World Index, posted strong returns during the reporting period. Although global economic growth slowed from 2018, interest-rate cuts from many central banks and the easing of trade tensions near period-end contributed to the generally positive environment for equities worldwide. Reflecting investor optimism and slowing but resilient economic growth, stocks advanced in every major region of the globe.

In the U.S., solid economic growth also supported equities, as healthy consumer spending and a strong labor market kept the economy afloat. The unemployment rate fell during the year, reaching 3.5% in September, November and December 2019, the lowest recorded unemployment rate in 50 years.1 Wages also grew, albeit at a moderate pace, and inflation remained persistently low. In addition, deficit spending by the U.S. government boosted current growth at the expense of long-term debt. Despite the strength in the consumer sector, some parts of the economy struggled, particularly heavy industry. Annual industrial production contracted late in the reporting period, manufacturing output stalled and capital spending declined.

The U.S. Federal Reserve (Fed) provided a substantial boost to equity markets early in the reporting period as it shifted to a more accommodative monetary policy. In January 2019, the Fed signaled the end of its tightening cycle and cut the federal funds rate three times thereafter, lowering it to a range of 1.50%–1.75%. Stocks responded positively to the interest-rate cuts and gained further in December 2019 after the Fed indicated it would likely leave interest rates unchanged in 2020.

Growth slowed overall in the eurozone, particularly in Germany and Italy. Germany, which is heavily reliant on exports, was adversely affected by the trade conflict between the U.S. and China and the resulting slowdown in global trade. In Italy, political uncertainty and budget concerns caused the country’s annual gross domestic product (GDP) growth to stall in 2019’s first quarter before accelerating in the second quarter. Despite sluggish economic conditions, European developed market equities, as measured by the MSCI Europe Index, posted strong returns overall, as easing trade tensions buoyed investor optimism and an electoral victory by the Conservative Party in the U.K. alleviated uncertainty surrounding Brexit. Although the European Central Bank left its headline refinancing rate unchanged, it lowered the deposit rate and restarted its bond-buying stimulus program, further supporting stocks.

Economic growth in Asia was relatively solid overall, despite slowdowns in several large emerging market countries, such as China and India. Japan’s economy grew amid the Bank of Japan’s sizable stimulus program. The trade war between the U.S. and China provided the backdrop for Asian stocks, which rose and fell in sync with investor sentiment regarding a trade deal. A phase one trade agreement reached between the two countries in December 2019 propelled Asian developed and emerging market stocks, which ultimately ended with strong returns over the 12-month period, as measured by the MSCI All Country Asia Index.

Emerging market stocks overall experienced several sharp selloffs and subsequent rebounds throughout the reporting period before ending with gains. In aggregate, economic growth slowed somewhat from 2018 but remained solid, although there was some variation among individual countries. Many central banks in emerging markets cut interest rates throughout the reporting period which, along with resilient GDP growth, provided a supportive environment for equities. Russian stocks posted the highest returns among emerging markets as the threat of further sanctions receded and a solid fiscal environment reassured investors. Overall, global emerging markets, as measured by the MSCI Emerging Markets Index, posted robust returns for the period.

The foregoing information reflects our analysis and opinions as of December 31, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin Conservative Allocation Fund

This annual report for Franklin Conservative Allocation Fund covers the fiscal year ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 12/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +13.25% cumulative total return for the 12 months under review. In comparison, the Custom Franklin Conservative Allocation Fund Index (Blended Benchmark) posted a +15.03% cumulative total return.2 The Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +27.30% total return.3 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +7.13% total return.3 You can find the

Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund’s predominant asset class. When selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equity and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Conservative Allocation Fund allocated 59.3% of total net assets to fixed income and 39.6% to equity. Domestic fixed income exposure was 89.7% of the total fixed income weighting, with the balance

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally. Effective January 1, 2015, the Blended Benchmark changed to 40% MSCI ACWI and 60% Bloomberg Barclays Multiverse Index. From January 1, 2013, to December 31, 2014, the Blended Benchmark was composed of 28% Standard & Poor’s 500 Index (S&P 500), 12% MSCI Europe, Australasia, Far East (EAFE) Index and 60% Bloomberg Barclays U.S. Aggregate Bond Index. Prior to January 1, 2013, the Blended Benchmark was composed of 28% S&P 500, 12% MSCI EAFE Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index and 20% Payden & Rygel 90 Day T-Bill Index.

3. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 27.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Top 10 Fund Holdings

12/31/19

% of Total Net Assets
Franklin Liberty U.S. Core Bond ETF	24.6%
Franklin Low Duration Total Return Fund – Class R6	14.5%
Franklin Growth Fund – Class R6	8.3%
Franklin LibertyQ U.S. Equity ETF	7.9%
Franklin U.S. Core Equity (IU) Fund	7.1%
Franklin Liberty Investment Grade Corporate ETF	5.0%
Templeton Global Total Return Fund – Class R6	4.6%
Vanguard Total International Bond ETF	4.3%
Franklin Rising Dividends Fund – Class R6	4.2%
Franklin International Core Equity (IU) Fund	3.7%

represented by foreign fixed income. Franklin Liberty U.S. Core Bond ETF was our largest fixed income fund weighting at 24.6% of the Fund’s total net assets. On the equity side, domestic exposure was 71.0% of the Fund’s total equity weighting, with the balance represented by foreign equity. The Portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2019, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 8.3% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin LibertyQ U.S. Equity ETF, outperformed the MSCI ACWI. Our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, which was incepted on August 9, 2019, outperformed the MSCI ACWI for the period since its inception through December 31, 2019. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, which was incepted on September 17, 2019, outperformed the Bloomberg Barclays Multiverse Index for the period since its inception through December 31, 2019. Our largest foreign fixed income holding, Templeton Global Total Return Fund – Class R6, underperformed the Bloomberg Barclays Multiverse Index during the 12 months under review.

Thank you for your continued participation in Franklin Conservative Allocation Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA
Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Performance Summary as of December 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
1-Year	+13.25%		+6.99%

5-Year	+23.38%		+3.11%

10-Year	+66.02%		+4.61%

Advisor
1-Year	+13.53%		+13.53%

5-Year	+25.01%		+4.57%

10-Year	+70.33%		+5.47%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/10–12/31/19)

Advisor Class (1/1/10–12/31/19)

See page 8 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–12/31/19)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.3318	$0.0004	$0.6738	$1.0060
C	$0.2224	$0.0004	$0.6738	$0.8966
R	$0.2943	$0.0004	$0.6738	$0.9685
R6	$0.3793	$0.0004	$0.6738	$1.0535
Advisor	$0.3680	$0.0004	$0.6738	$1.0422

Total Annual Operating Expenses7

Share Class	With Fee Waiver	Without Fee Waiver
A	1.13%	1.13%
Advisor	0.88%	0.88%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: FactSet. The Fund’s Blended Benchmark was calculated internally. Effective January 1, 2015, the Blended Benchmark changed to 40% MSCI ACWI and 60% Bloomberg Barclays Multiverse Index. From January 1, 2013, to December 31, 2014, the Blended Benchmark was composed of 28% S&P 500, 12% MSCI EAFE Index and 60% Bloomberg Barclays U.S. Aggregate Bond Index. Prior to January 1, 2013, the Blended Benchmark was composed of 28% S&P 500, 12% MSCI EAFE Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index and 20% Payden & Rygel 90 Day T-Bill Index.

6. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/19[1,2]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/19[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,035.40	$3.18	$1,022.08	$3.16	0.62%
C	$1,000	$1,031.20	$7.01	$1,018.30	$6.97	1.37%
R	$1,000	$1,034.10	$4.46	$1,020.82	$4.43	0.87%
R6	$1,000	$1,037.30	$1.54	$1,023.69	$1.53	0.30%
Advisor	$1,000	$1,036.80	$1.90	$1,023.34	$1.89	0.37%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6. Does not include acquired fund fees and expenses.

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Franklin Moderate Allocation Fund

This annual report for Franklin Moderate Allocation Fund covers the fiscal year ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 12/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +17.40% cumulative total return for the 12 months under review. In comparison, the Custom Franklin Moderate Allocation Fund Index (Blended Benchmark) posted a +19.07% cumulative total return.2 The Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +27.30% total return.3 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +7.13% total return.3 You can find the

Fund’s long-term performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund’s predominant asset class. When selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equity and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Moderate Allocation Fund allocated 59.8% of total net assets to equity and 39.4% to fixed income. Domestic equity exposure was 70.7% of the total equity weighting, with the balance represented by foreign

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: The Fund’s Blended Benchmark was calculated internally. Effective January 1, 2015, the Blended Benchmark changed to 60% MSCI ACWI and 40% Bloomberg Barclays Multiverse Index. From January 1, 2013, to December 31, 2014, the Blended Benchmark was composed of 38.5% Standard & Poor’s 500 Index (S&P 500), 16.5% MSCI Europe, Australasia, Far East (EAFE) Index and 45% Bloomberg Barclays U.S. Aggregate Bond Index. Prior to January 1, 2013, the Blended Benchmark was composed of 38.5% S&P 500, 16.5% MSCI EAFE Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index and 10% Payden & Rygel 90 Day T-Bill Index.

3. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 34.

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FRANKLIN MODERATE ALLOCATION FUND

Top 10 Fund Holdings

12/31/19

% of Total Net Assets
Franklin Liberty U.S. Core Bond ETF	19.7%
Franklin Growth Fund – Class R6	12.6%
Franklin LibertyQ U.S. Equity ETF	11.9%
Franklin U.S. Core Equity (IU) Fund	10.7%
Franklin Low Duration Total Return Fund – Class R6	6.7%
Franklin Rising Dividends Fund – Class R6	6.3%
Franklin International Core Equity (IU) Fund	5.7%
iShares Core U.S. Aggregate Bond ETF	4.4%
Franklin Emerging Market Core Equity (IU) Fund	3.3%
Templeton Global Total Return Fund – Class R6	3.0%

equity. The Portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2019, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 12.6% of total net assets. On the fixed income side, domestic exposure was 89.6% of the Fund’s total fixed income weighting, with the balance represented by foreign fixed income. Franklin Liberty U.S. Core Bond ETF was our largest fixed income fund weighting at 19.7% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin LibertyQ U.S. Equity ETF, outperformed the MSCI ACWI. Our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, which was incepted on August 9, 2019, outperformed the MSCI ACWI for the period since its inception through December 31, 2019. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, which was incepted on September 17, 2019, outperformed the Bloomberg Barclays Multiverse Index for the period since its inception through December 31, 2019. Our largest foreign fixed income holding, Templeton Global Total Return Fund – Class R6, underperformed the Bloomberg Barclays Multiverse Index during the 12 months under review.

Thank you for your continued participation in Franklin Moderate Allocation Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA
Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	11

FRANKLIN MODERATE ALLOCATION FUND

Performance Summary as of December 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
1-Year	+17.40%		+10.93%

5-Year	+32.28%		+4.57%

10-Year	+89.88%		+6.02%

Advisor
1-Year	+17.68%		+17.68%

5-Year	+33.92%		+6.02%

10-Year	+94.72%		+6.89%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN MODERATE ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/10–12/31/19)

Advisor Class (1/1/10–12/31/19)

See page 14 for Performance Summary footnotes.

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FRANKLIN MODERATE ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–12/31/19)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.2818	$0.0067	$1.1255	$1.4140
C	$0.1649	$0.0067	$1.1255	$1.2971
R	$0.2410	$0.0067	$1.1255	$1.3732
R6	$0.3356	$0.0067	$1.1255	$1.4678
Advisor	$0.3206	$0.0067	$1.1255	$1.4528

Total Annual Operating Expenses7

Share Class	With Fee Waiver	Without Fee Waiver
A	1.14%	1.14%
Advisor	0.89%	0.89%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: The Fund’s Blended Benchmark was calculated internally. Effective January 1, 2015, the Blended Benchmark changed to 60% MSCI ACWI and 40% Bloomberg Barclays Multiverse Index. From January 1, 2013, to December 31, 2014, the Blended Benchmark was composed of 38.5% S&P 500, 16.5% EAFE Index and 45% Bloomberg Barclays U.S. Aggregate Bond Index. Prior to January 1, 2013, the Blended Benchmark was composed of 38.5% S&P 500, 16.5% MSCI EAFE Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index and 10% Payden & Rygel 90 Day T-Bill Index.

6. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

14	Annual Report	franklintempleton.com

FRANKLIN MODERATE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/19[1,2]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/19[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,048.40	$3.25	$1,022.03	$3.21	0.63%
C	$1,000	$1,044.90	$7.11	$1,018.25	$7.02	1.38%
R	$1,000	$1,047.00	$4.54	$1,020.77	$4.48	0.88%
R6	$1,000	$1,051.10	$1.50	$1,023.74	$1.48	0.29%
Advisor	$1,000	$1,049.80	$1.96	$1,023.29	$1.94	0.38%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6. Does not include acquired fund fees and expenses.

franklintempleton.com	Annual Report	15

Franklin Growth Allocation Fund

This annual report for Franklin Growth Allocation Fund covers the fiscal year ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 12/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +21.90% cumulative total return for the 12 months under review. In comparison, the Custom Franklin Growth Allocation Fund Index (Blended Benchmark) posted a +23.16% cumulative total return.2 The Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +27.30% total return.3 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +7.13% total return.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 64.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund’s predominant asset class. When selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equity and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Growth Allocation Fund allocated 79.9% of total net assets to equity and 19.3% to fixed income. Domestic equity exposure was 70.5% of the total equity weighting, with the balance represented by foreign

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally. Effective January 1, 2015, the Blended Benchmark changed to 80% MSCI ACWI and 20% Bloomberg Barclays Multiverse Index. From January 1, 2013, to December 31, 2014, the Blended Benchmark was composed of 56% Standard & Poor’s Index (S&P 500), 24% MSCI Europe, Australasia, Far East (EAFE) Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index. Prior to January 1, 2013, the Blended Benchmark was composed of 56% S&P 500, 24% MSCI EAFE Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index and 5% Payden & Rygel 90 Day T-Bill Index.

3. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 41.

16	Annual Report	franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

Top 10 Fund Holdings

12/31/19

% of Total Net Assets
Franklin Growth Fund – Class R6	16.9%
Franklin LibertyQ U.S. Equity ETF	15.7%
Franklin U.S. Core Equity (IU) Fund	14.1%
Franklin Liberty U.S. Core Bond ETF	8.8%
Franklin Rising Dividends Fund – Class R6	8.5%
Franklin International Core Equity (IU) Fund	7.5%
Franklin Emerging Market Core Equity (IU) Fund	4.3%
Templeton Foreign Fund – Class R6	3.4%
Franklin Low Duration Total Return Fund – Class R6	3.3%
Franklin International Growth Fund – Class R6	3.3%

equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2019, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 16.9% of total net assets. On the fixed income side, domestic exposure was 89.6% of the Fund’s total fixed income weighting, with the balance represented by foreign fixed income. Franklin Liberty U.S. Core Bond ETF was our largest fixed income fund weighting at 8.8% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin LibertyQ U.S. Equity ETF, outperformed the MSCI ACWI. Our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, which was incepted on August 9, 2019, outperformed the MSCI ACWI for the period since its inception through December 31, 2019. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, which was incepted on September 17, 2019, outperformed the Bloomberg Barclays Multiverse Index for the period since its inception through December 31, 2019. Our largest foreign fixed income holding, Templeton Global Total Return Fund – Class R6, underperformed the Bloomberg Barclays Multiverse Index during the 12 months under review.

Thank you for your continued participation in Franklin Growth Allocation Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA
Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	17

FRANKLIN GROWTH ALLOCATION FUND

Performance Summary as of December 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
1-Year	+21.90%	+15.21%

5-Year	+41.14%	+5.93%

10-Year	+119.27%	+7.55%

Advisor
1-Year	+22.22%	+22.22%

5-Year	+42.90%	+7.40%

10-Year	+124.91%	+8.44%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 20 for Performance Summary footnotes.

18	Annual Report	franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/10–12/31/19)

Advisor Class (1/1/10–12/31/19)

See page 20 for Performance Summary footnotes.

franklintempleton.com	Annual Report	19

FRANKLIN GROWTH ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–12/31/19)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.2530	$0.0098	$1.7564	$2.0192
C	$0.0994	$0.0098	$1.7564	$1.8656
R	$0.1939	$0.0098	$1.7564	$1.9601
R6	$0.3236	$0.0098	$1.7564	$2.0898
Advisor	$0.3003	$0.0098	$1.7564	$2.0665

Total Annual Operating Expenses7

Share Class	With Fee Waiver	Without Fee Waiver
A	1.18%	1.21%
Advisor	0.93%	0.96%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: FactSet. The Fund’s Blended Benchmark was calculated internally. Effective January 1, 2015, the Blended Benchmark changed to 80% MSCI ACWI and 20% Bloomberg Barclays Multiverse Index. From January 1, 2013, to December 31, 2014, the Blended Benchmark was composed of 56% S&P 500, 24% MSCI EAFE Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index. Prior to January 1, 2013, the Blended Benchmark was composed of 56% S&P 500, 24% MSCI EAFE Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index and 5% Payden & Rygel 90 Day T-Bill Index.

6. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

20	Annual Report	franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/19[1,2]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,063.50	$3.38	$1,021.93	$3.31	0.65%
C	$1,000	$1,059.70	$7.27	$1,018.15	$7.12	1.40%
R	$1,000	$1,062.30	$4.68	$1,020.67	$4.58	0.90%
R6	$1,000	$1,065.90	$1.41	$1,023.84	$1.38	0.27%
Advisor	$1,000	$1,065.20	$2.08	$1,023.19	$2.04	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Annual Report	21

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Conservative Allocation Fund

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.33	$14.86	$13.74	$13.40	$14.53

Income from investment operations[a]:

Net investment income[b,c]	0.32	0.39	0.20	0.14	0.28

Net realized and unrealized gains (losses)	1.43	(0.90)	1.25	0.45	(0.60)

Total from investment operations	1.75	(0.51)	1.45	0.59	(0.32)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.33)	(0.38)	(0.24)	(0.15)	(0.28)

Net realized gains	(0.67)	(0.64)	(0.09)	(0.10)	(0.53)

Total distributions	(1.00)	(1.02)	(0.33)	(0.25)	(0.81)

Net asset value, end of year	$14.08	$13.33	$14.86	$13.74	$13.40

Total return[d]	13.25%	(3.44)%	10.58%	4.39%	(2.26)%

Ratios to average net assets

Expenses[e,f]	0.63% [g]	0.63% [g]	0.63%	0.63%	0.62%

Net investment income[c]	2.25%	2.57%	1.37%	1.01%	1.97%

Supplemental data

Net assets, end of year (000’s)	$839,134	$778,221	$800,141	$809,039	$905,537

Portfolio turnover rate	86.76%	30.70%	17.99%	34.83%	17.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

22	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.06	$14.57	$13.47	$13.15	$14.27

Income from investment operations[a]:

Net investment income[b,c]	0.20	0.24	0.09	0.04	0.17

Net realized and unrealized gains (losses)	1.40	(0.84)	1.23	0.43	(0.58)

Total from investment operations	1.60	(0.60)	1.32	0.47	(0.41)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.22)	(0.27)	(0.13)	(0.05)	(0.18)

Net realized gains	(0.67)	(0.64)	(0.09)	(0.10)	(0.53)

Total distributions	(0.89)	(0.91)	(0.22)	(0.15)	(0.71)

Net asset value, end of year	$13.77	$13.06	$14.57	$13.47	$13.15

Total return[d]	12.35%	(4.14)%	9.80%	3.55%	(2.96)%

Ratios to average net assets

Expenses[e,f]	1.38% [g]	1.38% [g]	1.38%	1.37%	1.37%

Net investment income[c]	1.50%	1.82%	0.62%	0.27%	1.22%

Supplemental data

Net assets, end of year (000’s)	$252,407	$285,547	$423,890	$470,582	$536,548

Portfolio turnover rate	86.76%	30.70%	17.99%	34.83%	17.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	23

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.28	$14.80	$13.69	$13.35	$14.48

Income from investment operations[a]:

Net investment income[b,c]	0.28	0.33	0.16	0.10	0.24

Net realized and unrealized gains (losses)	1.42	(0.87)	1.24	0.45	(0.59)

Total from investment operations	1.70	(0.54)	1.40	0.55	(0.35)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.29)	(0.34)	(0.20)	(0.11)	(0.25)

Net realized gains	(0.67)	(0.64)	(0.09)	(0.10)	(0.53)

Total distributions	(0.96)	(0.98)	(0.29)	(0.21)	(0.78)

Net asset value, end of year	$14.02	$13.28	$14.80	$13.69	$13.35

Total return	12.93%	(3.64)%	10.25%	4.15%	(2.52)%

Ratios to average net assets

Expenses[d,e]	0.88% [f]	0.88% [f]	0.88%	0.88%	0.87%

Net investment income[c]	2.00%	2.32%	1.12%	0.76%	1.72%

Supplemental data

Net assets, end of year (000’s)	$71,153	$80,338	$103,629	$124,018	$139,592

Portfolio turnover rate	86.76%	30.70%	17.99%	34.83%	17.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dBenefit of waiver and payments by affiliates rounds to less than 0.01%.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

24	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.31	$14.84	$13.72	$13.39	$14.52

Income from investment operations[a]:

Net investment income[b,c]	0.36	0.44	0.25	0.18	0.36

Net realized and unrealized gains (losses)	1.44	(0.90)	1.25	0.44	(0.63)

Total from investment operations	1.80	(0.46)	1.50	0.62	(0.27)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.38)	(0.43)	(0.29)	(0.19)	(0.33)

Net realized gains	(0.67)	(0.64)	(0.09)	(0.10)	(0.53)

Total distributions	(1.05)	(1.07)	(0.38)	(0.29)	(0.86)

Net asset value, end of year	$14.06	$13.31	$14.84	$13.72	$13.39

Total return	13.64%	(3.11)%	10.99%	4.69%	(1.93)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.42%	0.40%	0.32%	0.30%	0.29%

Expenses net of waiver and payments by affiliates[d]	0.31% [e]	0.29% [e]	0.28%	0.28%	0.28%

Net investment income[c]	2.57%	2.91%	1.72%	1.36%	2.31%

Supplemental data

Net assets, end of year (000’s)	$2,364	$2,253	$2,149	$2,197	$2,282

Portfolio turnover rate	86.76%	30.70%	17.99%	34.83%	17.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	25

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.33	$14.86	$13.74	$13.39	$14.52

Income from investment operations[a]:

Net investment income[b,c]	0.36	0.43	0.25	0.17	0.32

Net realized and unrealized gains (losses)	1.43	(0.90)	1.24	0.45	(0.60)

Total from investment operations	1.79	(0.47)	1.49	0.62	(0.28)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.37)	(0.42)	(0.28)	(0.17)	(0.32)

Net realized gains	(0.67)	(0.64)	(0.09)	(0.10)	(0.53)

Total distributions	(1.04)	(1.06)	(0.37)	(0.27)	(0.85)

Net asset value, end of year	$14.08	$13.33	$14.86	$13.74	$13.39

Total return	13.53%	(3.19)%	10.88%	4.69%	(2.02)%

Ratios to average net assets

Expenses[d,e]	0.38% [f]	0.38% [f]	0.38%	0.38%	0.37%

Net investment income[c]	2.50%	2.82%	1.62%	1.26%	2.22%

Supplemental data

Net assets, end of year (000’s)	$44,022	$38,031	$38,934	$27,578	$82,234

Portfolio turnover rate	86.76%	30.70%	17.99%	34.83%	17.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dBenefit of waiver and payments by affiliates rounds to less than 0.01%.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

26	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2019

Franklin Conservative Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.9%

Domestic Equity 28.1%
[a] Franklin Growth Fund, Class R6	898,962	$100,953,428
[a] Franklin LibertyQ U.S. Equity ETF	2,727,638	95,440,054
[a] Franklin Rising Dividends Fund, Class R6	726,394	50,520,703
[a] Franklin U.S. Core Equity (IU) Fund	7,946,208	85,739,586
Vanguard S&P 500 ETF	22,725	6,722,055

		339,375,826

Domestic Fixed Income 53.2%
[a] Franklin Liberty Investment Grade Corporate ETF	2,344,650	60,127,611
[a] Franklin Liberty U.S. Core Bond ETF	11,863,350	297,650,265
[a] Franklin Low Duration Total Return Fund, Class R6	18,060,178	175,003,128
iShares Core U.S. Aggregate Bond ETF	254,642	28,614,121
Vanguard Intermediate-Term Corporate Bond ETF	333,922	30,497,097
Vanguard Total International Bond ETF	921,287	52,126,419

		644,018,641

Foreign Equity 11.5%
[a] Franklin Emerging Market Core Equity (IU) Fund	2,393,786	26,164,081
[a] Franklin FTSE Europe ETF	386,855	9,768,089
[a] Franklin FTSE Japan ETF	186,957	4,888,926
[a] Franklin International Core Equity (IU) Fund	3,978,178	44,157,780
[a] Franklin International Growth Fund, Class R6	1,118,367	18,620,806
[a] Franklin LibertyQ Emerging Markets ETF	552,274	16,448,929
[a] Templeton Foreign Fund, Class R6	2,640,670	18,827,976

		138,876,587

Foreign Fixed Income 6.1%
[a] Franklin Liberty High Yield Corporate ETF	712,969	18,669,307
[a] Templeton Global Total Return Fund, Class R6	5,007,975	55,538,436

		74,207,743

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,075,059,221)		1,196,478,797

Short Term Investments 1.1%

Money Market Funds (Cost $16,214) 0.0%†
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.26%	16,214	16,214

franklintempleton.com	Annual Report	27

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Conservative Allocation Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $13,100,718) 1.1%
[c] Joint Repurchase Agreement, 1.536%, 1/02/20 (Maturity Value $13,101,836)
BNP Paribas Securities Corp. (Maturity Value $7,184,261)
Deutsche Bank Securities Inc. (Maturity Value $2,325,445)
HSBC Securities (USA) Inc. (Maturity Value $3,592,130)

Collateralized by U.S. Treasury Notes, 1.375% - 2.75%, 9/30/20 - 10/31/24; and U.S. Treasury Notes, Index Linked, 0.125%, 1/15/23 (valued at $13,370,145)	$13,100,718	$13,100,718

Total Investments (Cost $1,088,176,153) 100.0%		1,209,595,729

Other Assets, less Liabilities (0.0)%†		(515,641)

Net Assets 100.0%		$1,209,080,088

See Abbreviations on page 64.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

28	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Moderate Allocation Fund

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$14.06	$16.11	$14.86	$14.49	$15.71

Income from investment operations[a]:

Net investment income[b,c]	0.28	0.34	0.20	0.14	0.24

Net realized and unrealized gains (losses)	2.15	(1.11)	2.01	0.56	(0.51)

Total from investment operations	2.43	(0.77)	2.21	0.70	(0.27)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.28)	(0.33)	(0.29)	(0.12)	(0.25)

Net realized gains	(1.13)	(0.95)	(0.67)	(0.21)	(0.70)

Total distributions	(1.41)	(1.28)	(0.96)	(0.33)	(0.95)

Net asset value, end of year	$15.08	$14.06	$16.11	$14.86	$14.49

Total return[d]	17.40%	(4.82)%	14.98%	4.94%	(1.89)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.63%	0.63%	0.66%	0.63%	0.63%

Expenses net of waiver and payments by affiliates[e]	0.63% [f,g]	0.63% [g]	0.65%	0.63% [g]	0.63% [g]

Net investment income[c]	1.78%	2.02%	1.23%	0.93%	1.52%

Supplemental data

Net assets, end of year (000’s)	$1,456,531	$1,318,198	$1,407,956	$1,416,532	$1,594,882

Portfolio turnover rate	71.70%	33.65%	16.86%	29.22%	22.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.39% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$13.65	$15.66	$14.48	$14.12	$15.33

Income from investment operations[a]:

Net investment income[b,c]	0.15	0.17	0.07	0.03	0.12

Net realized and unrealized gains (losses)	2.09	(1.02)	1.94	0.55	(0.49)

Total from investment operations	2.24	(0.85)	2.01	0.58	(0.37)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.16)	(0.21)	(0.16)	(0.01)	(0.14)

Net realized gains	(1.13)	(0.95)	(0.67)	(0.21)	(0.70)

Total distributions	(1.29)	(1.16)	(0.83)	(0.22)	(0.84)

Net asset value, end of year	$14.60	$13.65	$15.66	$14.48	$14.12

Total return[d]	16.52%	(5.54)%	14.10%	4.25%	(2.68)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.38%	1.38%	1.41%	1.37%	1.38%

Expenses net of waiver and payments by affiliates[e]	1.38% [f,g]	1.38% [g]	1.40%	1.37% [g]	1.38% [g]

Net investment income[c]	1.03%	1.27%	0.48%	0.19%	0.77%

Supplemental data

Net assets, end of year (000’s)	$339,845	$375,494	$568,280	$595,911	$692,872

Portfolio turnover rate	71.70%	33.65%	16.86%	29.22%	22.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.39% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

30	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$14.04	$16.08	$14.82	$14.44	$15.66

Income from investment operations[a]:

Net investment income[b,c]	0.23	0.27	0.14	0.10	0.19

Net realized and unrealized gains (losses)	2.15	(1.07)	2.02	0.57	(0.51)

Total from investment operations	2.38	(0.80)	2.16	0.67	(0.32)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.24)	(0.29)	(0.23)	(0.08)	(0.20)

Net realized gains	(1.13)	(0.95)	(0.67)	(0.21)	(0.70)

Total distributions	(1.37)	(1.24)	(0.90)	(0.29)	(0.90)

Net asset value, end of year	$15.05	$14.04	$16.08	$14.82	$14.44

Total return	17.05%	(5.04)%	14.69%	4.71%	(2.18)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.88%	0.88%	0.91%	0.88%	0.88%

Expenses net of waiver and payments by affiliates[d]	0.88% [e,f]	0.88% [f]	0.90%	0.88% [f]	0.88% [f]

Net investment income[c]	1.53%	1.77%	0.98%	0.68%	1.27%

Supplemental data

Net assets, end of year (000’s)	$78,999	$87,277	$119,920	$158,192	$202,854

Portfolio turnover rate	71.70%	33.65%	16.86%	29.22%	22.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.39% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	31

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$14.06	$16.11	$14.86	$14.49	$15.72

Income from investment operations[a]:

Net investment income[b,c]	0.34	0.41	0.26	0.19	0.31

Net realized and unrealized gains (losses)	2.15	(1.12)	2.01	0.57	(0.54)

Total from investment operations	2.49	(0.71)	2.27	0.76	(0.23)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.34)	(0.39)	(0.35)	(0.18)	(0.30)

Net realized gains	(1.13)	(0.95)	(0.67)	(0.21)	(0.70)

Total distributions	(1.47)	(1.34)	(1.02)	(0.39)	(1.00)

Net asset value, end of year	$15.08	$14.06	$16.11	$14.86	$14.49

Total return	17.81%	(4.49)%	15.40%	5.34%	(1.59)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.34%	0.35%	0.30%	0.28%	0.28%

Expenses net of waiver and payments by affiliates[d]	0.29% [e]	0.29%	0.28%	0.28% [f]	0.28% [f]

Net investment income[c]	2.12%	2.36%	1.60%	1.28%	1.87%

Supplemental data

Net assets, end of year (000’s)	$6,666	$5,141	$4,492	$5,106	$4,779

Portfolio turnover rate	71.70%	33.65%	16.86%	29.22%	22.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.39% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

32	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$14.07	$16.12	$14.88	$14.50	$15.72

Income from investment operations[a]:

Net investment income[b,c]	0.32	0.39	0.26	0.17	0.25

Net realized and unrealized gains (losses)	2.15	(1.11)	1.98	0.58	(0.49)

Total from investment operations	2.47	(0.72)	2.24	0.75	(0.24)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds.	(0.32)	(0.38)	(0.33)	(0.16)	(0.28)

Net realized gains	(1.13)	(0.95)	(0.67)	(0.21)	(0.70)

Total distributions	(1.45)	(1.33)	(1.00)	(0.37)	(0.98)

Net asset value, end of year	$15.09	$14.07	$16.12	$14.88	$14.50

Total return	17.68%	(4.57)%	15.20%	5.26%	(1.66)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.38%	0.38%	0.41%	0.38%	0.38%

Expenses net of waiver and payments by affiliates[d]	0.38% [e,f]	0.38% [f]	0.40%	0.38% [f]	0.38% [f]

Net investment income[c]	2.03%	2.27%	1.48%	1.18%	1.77%

Supplemental data

Net assets, end of year (000’s)	$61,026	$55,052	$52,575	$39,052	$52,975

Portfolio turnover rate	71.70%	33.65%	16.86%	29.22%	22.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.39% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	33

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2019

Franklin Moderate Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.2%
Domestic Equity 42.3%
[a] Franklin Growth Fund, Class R6	2,183,666	$245,225,738
[a] Franklin LibertyQ U.S. Equity ETF	6,589,526	230,567,515
[a] Franklin Rising Dividends Fund, Class R6	1,763,774	122,670,489
[a] Franklin U.S. Core Equity (IU) Fund	19,197,079	207,136,477
Vanguard S&P 500 ETF	55,125	16,305,975

		821,906,194

Domestic Fixed Income 35.3%
[a] Franklin Liberty U.S. Core Bond ETF	15,276,873	383,295,216
[a] Franklin Low Duration Total Return Fund, Class R6	13,417,027	130,010,994
iShares Core U.S. Aggregate Bond ETF	764,118	85,863,940
Vanguard Intermediate-Term Corporate Bond ETF	352,906	32,230,905
Vanguard Total International Bond ETF	978,220	55,347,688

		686,748,743

Foreign Equity 17.5%
[a] Franklin Emerging Market Core Equity (IU) Fund	5,769,854	63,064,506
[a] Franklin FTSE Europe ETF	915,287	23,110,997
[a] Franklin FTSE Japan ETF	429,602	11,234,092
[a] Franklin International Core Equity (IU) Fund	9,873,914	109,600,441
[a] Franklin International Growth Fund, Class R6	2,791,060	46,471,153
[a] Franklin LibertyQ Emerging Markets ETF	1,339,065	39,882,712
[a] Templeton Foreign Fund, Class R6	6,612,032	47,143,784

		340,507,685

Foreign Fixed Income 4.1%
[a] Franklin Liberty High Yield Corporate ETF	753,489	19,730,336
[a] Templeton Global Total Return Fund, Class R6	5,316,691	58,962,107

		78,692,443

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,629,621,132)		1,927,855,065

Short Term Investments 1.0%
Money Market Funds (Cost $26,056) 0.0%†
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.26%	26,056	26,056

34	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Moderate Allocation Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $18,831,074) 1.0%
[c] Joint Repurchase Agreement, 1.536%, 1/02/20 (Maturity Value $18,832,682)
BNP Paribas Securities Corp. (Maturity Value $10,326,713)
Deutsche Bank Securities Inc. (Maturity Value $3,342,613)
HSBC Securities (USA) Inc. (Maturity Value $5,163,356)
Collateralized by U.S. Treasury Notes, 1.375%—2.75%, 9/30/20—10/31/24; and U.S. Treasury Notes,
Index Linked, 0.125%, 1/15/23 (valued at $19,218,352)	$18,831,074	$18,831,074

Total Investments (Cost $1,648,478,262) 100.2%		1,946,712,195

Other Assets, less Liabilities (0.2)%		(3,644,861)

Net Assets 100.0%		$1,943,067,334

See Abbreviations on page 64.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	35

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Growth Allocation Fund

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$16.54	$19.34	$17.43	$17.01	$18.57

Income from investment operations[a]:

Net investment income[b,c]	0.25	0.30	0.22	0.14	0.21

Net realized and unrealized gains (losses)	3.36	(1.54)	3.12	0.75	(0.48)

Total from investment operations	3.61	(1.24)	3.34	0.89	(0.27)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.25)	(0.30)	(0.32)	(0.14)	(0.21)

Net realized gains	(1.77)	(1.26)	(1.11)	(0.33)	(1.08)

Total distributions	(2.02)	(1.56)	(1.43)	(0.47)	(1.29)

Net asset value, end of year	$18.13	$16.54	$19.34	$17.43	$17.01

Total return[d]	21.90%	(6.45)%	19.45%	5.36%	(1.66)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.68%	0.67%	0.70%	0.69%	0.67%

Expenses net of waiver and payments by affiliates[e]	0.65% [f]	0.65% [f]	0.65% [f]	0.65%	0.65%

Net investment income[c]	1.32%	1.48%	1.14%	0.83%	1.10%

Supplemental data

Net assets, end of year (000’s)	$974,391	$837,327	$873,011	$822,833	$888,096

Portfolio turnover rate	63.65%	30.79%	16.90%	30.19%	20.40%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.40% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

36	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$16.12	$18.81	$16.99	$16.59	$18.15

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.10	0.07	0.02	0.07

Net realized and unrealized gains (losses)	3.27	(1.43)	3.04	0.72	(0.47)

Total from investment operations	3.37	(1.33)	3.11	0.74	(0.40)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.10)	(0.10)	(0.18)	(0.01)	(0.08)

Net realized gains	(1.77)	(1.26)	(1.11)	(0.33)	(1.08)

Total distributions	(1.87)	(1.36)	(1.29)	(0.34)	(1.16)

Net asset value, end of year	$17.62	$16.12	$18.81	$16.99	$16.59

Total return[d]	20.95%	(7.13)%	18.56%	4.59%	(2.41)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.43%	1.42%	1.45%	1.43%	1.42%

Expenses net of waiver and payments by affiliates[e]	1.40% [f]	1.40% [f]	1.40% [f]	1.39%	1.40%

Net investment income[c]	0.57%	0.73%	0.39%	0.09%	0.35%

Supplemental data

Net assets, end of year (000’s)	$202,689	$206,933	$311,640	$308,736	$336,557

Portfolio turnover rate	63.65%	30.79%	16.90%	30.19%	20.40%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.40% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$16.34	$19.10	$17.22	$16.80	$18.34

Income from investment operations[a]:

Net investment income[b,c]	0.18	0.22	0.15	0.09	0.14

Net realized and unrealized gains (losses)	3.33	(1.49)	3.11	0.75	(0.44)

Total from investment operations	3.51	(1.27)	3.26	0.84	(0.30)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.19)	(0.23)	(0.27)	(0.09)	(0.16)

Net realized gains	(1.77)	(1.26)	(1.11)	(0.33)	(1.08)

Total distributions	(1.96)	(1.49)	(1.38)	(0.42)	(1.24)

Net asset value, end of year	$17.89	$16.34	$19.10	$17.22	$16.80

Total return	21.56%	(6.68)%	19.17%	5.12%	(1.93)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.93%	0.92%	0.95%	0.94%	0.92%

Expenses net of waiver and payments by affiliates[d]	0.90% [e]	0.90% [e]	0.90% [e]	0.90%	0.90%

Net investment income[c]	1.07%	1.23%	0.89%	0.58%	0.85%

Supplemental data

Net assets, end of year (000’s)	$62,973	$72,100	$100,258	$112,272	$147,426

Portfolio turnover rate	63.65%	30.79%	16.90%	30.19%	20.40%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.40% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

38	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$16.60	$19.40	$17.48	$17.06	$18.61

Income from investment operations[a]:

Net investment income[b,c]	0.32	0.40	0.31	0.22	0.32

Net realized and unrealized gains (losses)	3.37	(1.57)	3.12	0.74	(0.51)

Total from investment operations	3.69	(1.17)	3.43	0.96	(0.19)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds.	(0.32)	(0.37)	(0.40)	(0.21)	(0.28)

Net realized gains	(1.77)	(1.26)	(1.11)	(0.33)	(1.08)

Total distributions	(2.09)	(1.63)	(1.51)	(0.54)	(1.36)

Net asset value, end of year	$18.20	$16.60	$19.40	$17.48	$17.06

Total return	22.30%	(6.07)%	19.90%	5.77%	(1.27)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.37%	0.36%	0.31%	0.30%	0.29%

Expenses net of waiver and payments by affiliates[d]	0.27% [e]	0.28% [e]	0.25% [e]	0.26%	0.26%

Net investment income[c]	1.70%	1.85%	1.54%	1.22%	1.49%

Supplemental data

Net assets, end of year (000’s)	$4,806	$4,224	$3,364	$2,822	$2,549

Portfolio turnover rate	63.65%	30.79%	16.90%	30.19%	20.40%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.40% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	39

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$16.61	$19.42	$17.49	$17.06	$18.62

Income from investment operations[a]:

Net investment income[b,c]	0.30	0.36	0.26	0.18	0.25

Net realized and unrealized gains (losses)	3.38	(1.56)	3.15	0.76	(0.47)

Total from investment operations	3.68	(1.20)	3.41	0.94	(0.22)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.30)	(0.35)	(0.37)	(0.18)	(0.26)

Net realized gains	(1.77)	(1.26)	(1.11)	(0.33)	(1.08)

Total distributions	(2.07)	(1.61)	(1.48)	(0.51)	(1.34)

Net asset value, end of year	$18.22	$16.61	$19.42	$17.49	$17.06

Total return	22.22%	(6.23)%	19.77%	5.60%	(1.41)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.43%	0.42%	0.45%	0.44%	0.42%

Expenses net of waiver and payments by affiliates[d]	0.40% [e]	0.40% [e]	0.40% [e]	0.40%	0.40%

Net investment income[c]	1.57%	1.73%	1.39%	1.08%	1.35%

Supplemental data

Net assets, end of year (000’s)	$44,684	$38,685	$38,912	$39,211	$49,634

Portfolio turnover rate	63.65%	30.79%	16.90%	30.19%	20.40%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.40% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

40	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2019

Franklin Growth Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.2%
Domestic Equity 56.3%
[a] Franklin Growth Fund, Class R6	1,938,841	$217,731,867
[a] Franklin LibertyQ U.S. Equity ETF	5,793,581	202,717,399
[a] Franklin Rising Dividends Fund, Class R6	1,572,908	109,395,743
[a] Franklin U.S. Core Equity (IU) Fund	16,878,335	182,117,237
Vanguard S&P 500 ETF	49,250	14,568,150

		726,530,396

Domestic Fixed Income 17.3%
[a] Franklin Liberty U.S. Core Bond ETF	4,519,525	113,394,431
[a] Franklin Low Duration Total Return Fund, Class R6	4,351,944	42,170,338
iShares Core U.S. Aggregate Bond ETF	343,119	38,556,282
Vanguard Intermediate-Term Corporate Bond ETF	114,455	10,453,175
Vanguard Total International Bond ETF	317,698	17,975,353

		222,549,579

Foreign Equity 23.6%
[a] Franklin Emerging Market Core Equity (IU) Fund	5,095,917	55,698,377
[a] Franklin FTSE Europe ETF	851,550	21,501,637
[a] Franklin FTSE Japan ETF	411,500	10,760,725
[a] Franklin International Core Equity (IU) Fund	8,716,407	96,752,117
[a] Franklin International Growth Fund, Class R6	2,516,774	41,904,280
[a] Franklin LibertyQ Emerging Markets ETF	1,175,705	35,017,198
[a] Templeton Foreign Fund, Class R6	6,078,293	43,338,229

		304,972,563

Foreign Fixed Income 2.0%
[a] Franklin Liberty High Yield Corporate ETF	244,401	6,399,714
[a] Templeton Global Total Return Fund, Class R6	1,725,981	19,141,122

		25,540,836

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,021,230,223)		1,279,593,374

Short Term Investments 1.1%

Money Market Funds (Cost $18,251) 0.0%†
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.26%	18,251	18,251

franklintempleton.com	Annual Report	41

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Growth Allocation Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $13,778,388) 1.1%
[c] Joint Repurchase Agreement, 1.536%, 1/02/20 (Maturity Value $13,779,564)
BNP Paribas Securities Corp. (Maturity Value $7,555,886)
Deutsche Bank Securities Inc. (Maturity Value $2,445,735)
HSBC Securities (USA) Inc. (Maturity Value $3,777,943)
Collateralized by U.S. Treasury Notes, 1.375% - 2.75%, 9/30/20 - 10/31/24; and U.S. Treasury Notes,
Index Linked, 0.125%, 1/15/23 (valued at $14,061,752)	$13,778,388	$13,778,388

Total Investments (Cost $1,035,026,862) 100.3%		1,293,390,013
Other Assets, less Liabilities (0.3)%		(3,847,688)

Net Assets 100.0%		$1,289,542,325

See Abbreviations on page 64.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

42	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

December 31, 2019

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$118,124,824	$186,572,475	$79,450,705
Cost - Controlled affiliates (Note 3f)	317,053,372	781,972,674	333,282,156
Cost - Non-controlled affiliates (Note 3f)	639,897,239	661,102,039	608,515,613
Cost - Unaffiliated repurchase agreements	13,100,718	18,831,074	13,778,388

Value - Unaffiliated issuers	$117,959,692	$189,748,508	$81,552,960
Value - Controlled affiliates (Note 3f)	316,319,572	805,937,973	356,069,368

Value - Non-controlled affiliates (Note 3f)	762,215,747	932,194,640	841,989,297
Value - Unaffiliated repurchase agreements	13,100,718	18,831,074	13,778,388
Receivables:
Capital shares sold	2,087,412	3,022,594	1,856,809

Dividends	1,529,209	1,549,844	490,786
Other assets	146	231	148

Total assets	1,213,212,496	1,951,284,864	1,295,737,756

Liabilities:
Payables:
Capital shares redeemed	3,178,497	6,703,614	5,211,853
Asset allocation fees	252,667	405,722	231,650
Distribution fees	420,706	626,699	400,539
Transfer agent fees	207,223	362,087	228,880
Distributions to shareholders	—	—	32,628
Accrued expenses and other liabilities	73,315	119,408	89,881

Total liabilities	4,132,408	8,217,530	6,195,431

Net assets, at value	$1,209,080,088	$1,943,067,334	$1,289,542,325

Net assets consist of:
Paid-in capital	$1,081,922,052	$1,607,625,376	$993,522,699
Total distributable earnings (losses)	127,158,036	335,441,958	296,019,626

Net assets, at value	$1,209,080,088	$1,943,067,334	$1,289,542,325

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	43

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2019

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Class A:
Net assets, at value	$839,134,366	$1,456,530,882	$974,390,771

Shares outstanding	59,614,953	96,580,110	53,753,969

Net asset value per share[a]	$14.08	$15.08	$18.13

Maximum offering price per share (net asset value per share ÷ 94.50%)	$14.90	$15.96	$19.19

Class C:
Net assets, at value	$252,406,875	$339,844,964	$202,689,131

Shares outstanding	18,328,535	23,277,240	11,502,051

Net asset value and maximum offering price per share[a]	$13.77	$14.60	$17.62

Class R:
Net assets, at value	$71,153,091	$78,999,482	$62,973,124

Shares outstanding	5,076,148	5,247,931	3,520,543

Net asset value and maximum offering price per share	$14.02	$15.05	$17.89

Class R6:
Net assets, at value	$2,364,222	$6,665,687	$4,805,671

Shares outstanding	168,198	442,083	264,052

Net asset value and maximum offering price per share	$14.06	$15.08	$18.20

Advisor Class:
Net assets, at value	$44,021,534	$61,026,319	$44,683,628

Shares outstanding	3,127,468	4,042,961	2,452,834

Net asset value and maximum offering price per share	$14.08	$15.09	$18.22

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

44	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the year ended December 31, 2019

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Investment income:
Dividends:
Unaffiliated issuers	$4,207,246	$5,344,571	$2,131,934
Controlled affiliates (Note 3f)	2,097,878	6,784,666	3,179,850
Non-controlled affiliates (Note 3f)	28,441,165	34,441,096	19,454,964
Interest:
Unaffiliated issuers	62,749	86,303	42,412

Total investment income	34,809,038	46,656,636	24,809,160

Expenses:
Asset allocation fees (Note 3a)	3,017,887	4,828,081	3,133,410
Distribution fees: (Note 3c)
Class A	2,042,171	3,533,729	2,315,168
Class C	2,719,941	3,633,385	2,093,140
Class R	386,594	431,031	345,183
Transfer agent fees: (Note 3e)
Class A	897,712	1,763,033	1,458,645
Class C	299,074	453,812	330,285
Class R	85,038	107,650	108,928
Class R6	3,682	4,806	4,065
Advisor Class	45,959	75,014	67,467
Custodian fees (Note 4)	951	1,199	563
Reports to shareholders	72,829	139,942	110,772
Registration and filing fees	102,287	113,907	112,206
Professional fees	65,240	79,200	70,799
Trustees’ fees and expenses	11,380	17,994	11,584
Other	27,949	35,459	28,599

Total expenses	9,778,694	15,218,242	10,190,814
Expense reductions (Note 4)	(35)	(64)	(47)
Expenses waived/paid by affiliates (Note 3f and 3g)	(77,348)	(119,660)	(434,617)

Net expenses	9,701,311	15,098,518	9,756,150

Net investment income	25,107,727	31,558,118	15,053,010

Realized and unrealized gains (losses): Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	7,601,882	9,828,242	6,613,692
Controlled affiliates (Note 3f)	—	(22,417,347)	(1,660,298)
Non-controlled affiliates (Note 3f)	68,693,747	196,690,302	145,055,591
Capital gain distributions from Underlying Funds:
Controlled affiliates (Note 3f)	365,023	463,593	507
Non-controlled affiliates (Note 3f)	6,313,825	14,934,838	13,265,346

Net realized gain (loss)	82,974,477	199,499,628	163,274,838

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(295,410)	2,876,659	1,985,610
Controlled affiliates (Note 3f)	(733,800)	50,401,544	27,345,968
Non-controlled affiliates (Note 3f)	40,737,703	20,589,169	35,649,934

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	45

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended December 31, 2019

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Net change in unrealized appreciation (depreciation)	$ 39,708,493	$ 73,867,372	$ 64,981,512

Net realized and unrealized gain (loss)	122,682,970	273,367,000	228,256,350

Net increase (decrease) in net assets resulting from operations	$147,790,697	$304,925,118	$243,309,360

46	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Conservative Allocation Fund		Franklin Moderate Allocation Fund
	Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 25,107,727	$ 30,777,503	$ 31,558,118	$ 37,968,817
Net realized gain (loss)	82,974,477	46,558,045	199,499,628	109,263,916
Net change in unrealized appreciation (depreciation)	39,708,493	(121,175,670)	73,867,372	(241,567,079)

Net increase (decrease) in net assets resulting from operations	147,790,697	(43,840,122)	304,925,118	(94,334,346)

Distributions to shareholders:
Class A	(57,057,141)	(56,229,864)	(127,472,477)	(111,971,367)
Class C	(15,889,976)	(20,364,459)	(28,361,419)	(31,437,636)
Class R	(4,845,238)	(5,844,031)	(6,940,804)	(7,566,500)
Class R6	(171,894)	(170,442)	(596,547)	(448,472)
Advisor Class	(3,083,117)	(2,956,605)	(5,530,382)	(4,817,371)

Total distributions to shareholders	(81,047,366)	(85,565,401)	(168,901,629)	(156,241,346)

Capital share transactions: (Note 2)
Class A	17,443,983	61,562,778	41,588,899	87,813,396
Class C	(49,562,208)	(105,523,223)	(63,732,864)	(139,902,883)
Class R	(13,811,072)	(14,649,675)	(15,013,845)	(20,646,406)
Class R6	(29,922)	349,050	1,178,267	1,363,772
Advisor Class	3,905,956	3,314,119	1,860,972	9,886,472

Total capital share transactions	(42,053,263)	(54,946,951)	(34,118,571)	(61,485,649)

Net increase (decrease) in net assets	24,690,068	(184,352,474)	101,904,918	(312,061,341)
Net assets:
Beginning of year	1,184,390,020	1,368,742,494	1,841,162,416	2,153,223,757

End of year	$1,209,080,088	$1,184,390,020	$1,943,067,334	$1,841,162,416

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	47

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Growth Allocation Fund
	Year Ended December 31,
	2019	2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 15,053,010	$ 17,070,481
Net realized gain (loss)	163,274,838	77,837,338
Net change in unrealized appreciation (depreciation)	64,981,512	(176,409,620)

Net increase (decrease) in net assets resulting from operations	243,309,360	(81,501,801)

Distributions to shareholders:
Class A	(98,874,755)	(72,770,211)
Class C	(19,758,707)	(17,489,220)
Class R	(6,587,169)	(6,388,754)
Class R6	(497,982)	(373,760)
Advisor Class	(4,679,908)	(3,455,507)

Total distributions to shareholders	(130,398,521)	(100,477,452)

Capital share transactions: (Note 2)
Class A	55,726,659	94,771,993
Class C	(24,496,389)	(71,389,287)
Class R	(16,283,716)	(16,759,033)
Class R6	161,696	1,538,700
Advisor Class	2,253,086	5,901,218

Total capital share transactions	17,361,336	14,063,591

Net increase (decrease) in net assets	130,272,175	(167,915,662)
Net assets:
Beginning of year	1,159,270,150	1,327,185,812

End of year	$1,289,542,325	$1,159,270,150

48	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-five separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Investments in repurchase agreements are valued at cost, which approximates fair value.

b.  Joint Repurchase Agreement

Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Funds may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as indicated in the Statements of Investments, had been entered into on December 31, 2019.

c.  Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

1.  Organization and Significant Accounting Policies (continued)

c.  Income Taxes (continued)

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

50	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest

At December 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Conservative Allocation Fund		Franklin Moderate Allocation Fund

	Shares	Amount	Shares	Amount

Class A Shares:

Year ended December 31, 2019

Shares sold[a]	9,240,415	$132,372,358	11,595,147	$178,905,379

Shares issued in reinvestment of distributions	3,951,904	55,815,055	8,307,144	125,651,819

Shares redeemed	(11,945,088)	(170,743,430)	(17,069,619)	(262,968,299)

Net increase (decrease)	1,247,231	$17,443,983	2,832,672	$41,588,899

Year ended December 31, 2018

Shares sold[a]	12,081,764	$177,443,374	15,523,200	$248,179,398

Shares issued in reinvestment of distributions	4,034,542	55,016,697	7,649,537	110,163,010

Shares redeemed	(11,598,052)	(170,897,293)	(16,830,686)	(270,529,012)

Net increase (decrease)	4,518,254	$61,562,778	6,342,051	$87,813,396

Class C Shares:

Year ended December 31, 2019

Shares sold	2,306,121	$32,284,847	2,880,868	$43,190,637

Shares issued in reinvestment of distributions	1,119,382	15,451,899	1,903,555	27,852,917

Shares redeemed[a]	(6,958,708)	(97,298,954)	(9,018,336)	(134,776,418)

Net increase (decrease)	(3,533,205)	$(49,562,208)	(4,233,913)	$(63,732,864)

Year ended December 31, 2018

Shares sold	2,785,956	$40,367,570	4,101,280	$64,134,250

Shares issued in reinvestment of distributions	1,481,552	19,810,147	2,206,819	30,776,943

Shares redeemed[a]	(11,501,386)	(165,700,940)	(15,077,289)	(234,814,076)

Net increase (decrease)	(7,233,878)	$(105,523,223)	(8,769,190)	$(139,902,883)

Class R Shares:

Year ended December 31, 2019

Shares sold	810,137	$11,581,508	590,710	$9,051,968

Shares issued in reinvestment of distributions	340,829	4,792,738	452,084	6,824,543

Shares redeemed	(2,124,391)	(30,185,318)	(2,012,772)	(30,890,356)

Net increase (decrease)	(973,425)	$(13,811,072)	(969,978)	$(15,013,845)

Year ended December 31, 2018

Shares sold	765,914	$11,297,144	749,501	$12,083,262

Shares issued in reinvestment of distributions	407,765	5,547,093	515,960	7,427,656

Shares redeemed	(2,125,473)	(31,493,912)	(2,507,518)	(40,157,324)

Net increase (decrease)	(951,794)	$(14,649,675)	(1,242,057)	$(20,646,406)

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin Conservative Allocation Fund		Franklin Moderate Allocation Fund

	Shares	Amount	Shares	Amount

Class R6 Shares:

Year ended December 31, 2019

Shares sold	60,936	$868,835	125,617	$1,956,765

Shares issued in reinvestment of distributions	12,180	171,894	39,446	596,547

Shares redeemed	(74,119)	(1,070,651)	(88,644)	(1,375,045)

Net increase (decrease)	(1,003)	$(29,922)	76,419	$1,178,267

Year ended December 31, 2018

Shares sold	44,331	$662,423	82,180	$1,341,854

Shares issued in reinvestment of distributions	12,483	170,442	31,050	448,472

Shares redeemed	(32,381)	(483,815)	(26,491)	(426,554)

Net increase (decrease)	24,433	$349,050	86,739	$1,363,772

Advisor Class Shares:

Year ended December 31, 2019

Shares sold	1,226,806	$17,518,543	1,350,825	$20,876,845

Shares issued in reinvestment of distributions	194,739	2,751,084	325,037	4,922,110

Shares redeemed	(1,146,606)	(16,363,671)	(1,544,989)	(23,937,983)

Net increase (decrease)	274,939	$3,905,956	130,873	$1,860,972

Year ended December 31, 2018

Shares sold	1,351,389	$19,964,830	2,127,729	$34,069,063

Shares issued in reinvestment of distributions	187,101	2,560,700	294,731	4,257,371

Shares redeemed	(1,306,194)	(19,211,411)	(1,771,687)	(28,439,962)

Net increase (decrease)	232,296	$3,314,119	650,773	$9,886,472

aMay include a portion of Class C shares that were automatically converted to Class A.

	Franklin Growth
	Allocation Fund

	Shares	Amount

Class A Shares:

Year ended December 31, 2019

Shares sold[a]	6,259,778	$116,026,941

Shares issued in reinvestment of distributions	5,381,223	97,592,988

Shares redeemed	(8,509,421)	(157,893,270)

Net increase (decrease)	3,131,580	$55,726,659

Year ended December 31, 2018

Shares sold[a]	9,411,831	$181,419,633

Shares issued in reinvestment of distributions	4,261,084	71,799,771

Shares redeemed	(8,184,666)	(158,447,411)

Net increase (decrease)	5,488,249	$94,771,993

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

	Franklin Growth
	Allocation Fund

	Shares	Amount

Class C Shares:

Year ended December 31, 2019

Shares sold	1,388,707	$24,985,521

Shares issued in reinvestment of distributions	1,107,638	19,536,755

Shares redeemed[a]	(3,831,975)	(69,018,665)

Net increase (decrease)	(1,335,630)	$(24,496,389)

Year ended December 31, 2018

Shares sold	2,290,945	$43,225,242

Shares issued in reinvestment of distributions	1,040,994	17,275,116

Shares redeemed[a]	(7,057,658)	(131,889,645)

Net increase (decrease)	(3,725,719)	$(71,389,287)

Class R Shares:

Year ended December 31, 2019

Shares sold	361,071	$6,612,171

Shares issued in reinvestment of distributions	365,944	6,550,138

Shares redeemed	(1,619,946)	(29,446,025)

Net increase (decrease)	(892,931)	$(16,283,716)

Year ended December 31, 2018

Shares sold	469,006	$9,011,111

Shares issued in reinvestment of distributions	372,999	6,239,723

Shares redeemed	(1,677,731)	(32,009,867)

Net increase (decrease)	(835,726)	$(16,759,033)

Class R6 Shares:

Year ended December 31, 2019

Shares sold	27,196	$506,243

Shares issued in reinvestment of distributions	27,338	497,982

Shares redeemed	(45,001)	(842,529)

Net increase (decrease)	9,533	$161,696

Year ended December 31, 2018

Shares sold	71,669	$1,412,310

Shares issued in reinvestment of distributions	22,158	373,761

Shares redeemed	(12,701)	(247,371)

Net increase (decrease)	81,126	$1,538,700

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin Growth
	Allocation Fund

	Shares	Amount

Advisor Class Shares:

Year ended December 31, 2019

Shares sold	521,307	$9,751,537

Shares issued in reinvestment of distributions	211,955	3,863,038

Shares redeemed	(609,204)	(11,361,489)

Net increase (decrease)	124,058	$2,253,086

Year ended December 31, 2018

Shares sold	665,107	$12,993,054

Shares issued in reinvestment of distributions	169,710	2,869,802

Shares redeemed	(509,652)	(9,961,638)

Net increase (decrease)	325,165	$5,901,218

aMay include a portion of Class C shares that were automatically converted to Class A.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$142,345	$237,377	$213,154
CDSC retained	$12,194	$20,387	$13,975

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2019, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Transfer agent fees	$668,108	$1,260,243	$1,080,632

f.  Investments in FT Underlying Funds

The Funds invest primarily in FT Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3.  Transactions with Affiliates (continued)

f.  Investments in FT Underlying Funds (continued)

Investments in FT Underlying Funds for the year ended December 31, 2019, were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin Conservative Allocation Fund Controlled Affiliates
Franklin Liberty High Yield Corporate ETF	$—	$18,436,532	$—	$—	$232,775	$18,669,307		712,969	$308,591	[a]
Franklin Liberty U.S. Core Bond ETF	—	298,616,840	—	—	(966,575)	297,650,265		11,863,350	2,154,310	[a]

Total Controlled Affiliates	$—	$317,053,372	$—	$—	$(733,800)	$316,319,572			$2,462,901

Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	56,915,523	302,942	(71,706,460)	40,783,321	(26,295,326)	—	[b]	—	—
Franklin Emerging Market Core Equity (IU) Fund	—	25,040,066	—	—	1,124,015	26,164,081		2,393,786	106,060	[a]
Franklin Emerging Market Debt Opportunities Fund	37,597,752	11,711	(37,967,811)	(3,544,417)	3,902,765	—	[b]	—	—
Franklin Floating Rate Daily Access Fund, Class R6	41,605,935	1,296,080	(43,492,018)	(1,527,178)	2,117,181	—	[b]	—	148,347
Franklin FTSE Europe ETF	10,800,877	6,176,470	(9,126,847)	(863,618)	2,781,207	9,768,089		386,855	401,818
Franklin FTSE Japan ETF	11,525,783	59,088	(7,897,394)	(1,423,984)	2,625,433	4,888,926		186,957	134,107
Franklin Growth Fund, Class R6	119,464,184	8,737,619	(51,862,566)	21,187,490	3,426,701	100,953,428		898,962	5,912,984	[a]
Franklin International Core Equity (IU) Fund	—	40,809,398	—	—	3,348,382	44,157,780		3,978,178	467,700
Franklin International Growth Fund, Class R6	—	18,357,272	(2,082,168)	162,651	2,183,051	18,620,806		1,118,367	81,171
Franklin International Small Cap Fund, Class R6	25,613,745	2,793,031	(30,426,985)	3,812,825	(1,792,616)	—	[b]	—	—
Franklin Liberty Investment Grade Corporate ETF	—	60,157,857	—	—	(30,246)	60,127,611		2,344,650	438,449	[a]
Franklin LibertyQ Emerging Markets ETF	33,210,679	11,749,528	(30,707,261)	1,995,087	200,896	16,448,929		552,274	1,243,970

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NOTES TO FINANCIAL STATEMENTS

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin LibertyQ U.S. Equity ETF	$62,074,238	$29,409,143	$(14,827,272)	$(104,894)	$18,888,839	$95,440,054		2,727,638	$1,704,661
Franklin Low Duration Total Return Fund, Class R6	182,843,581	134,871,178	(144,549,582)	(3,818,761)	5,656,712	175,003,128		18,060,178	7,991,281
Franklin Mutual European Fund, Class R6	20,039,889	679,506	(23,337,160)	4,749,641	(2,131,876)	—	[b]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	58,924,603	3,217,645	(62,835,507)	(11,254,126)	11,947,385	—	[b]	—	373,425
Franklin Rising Dividends Fund, Class R6	64,774,725	3,212,295	(30,552,090)	8,039,086	5,046,687	50,520,703		726,394	1,683,429	[a]
Franklin Strategic Income Fund, Class R6	117,609,696	5,179,664	(126,654,877)	497,142	3,368,375	—	[b]	—	2,168,323
Franklin U.S. Core Equity (IU) Fund	—	80,146,619	—	—	5,592,967	85,739,586		7,946,208	489,962
Franklin U.S. Government Securities Fund, Class R6	164,661,149	85,355,091	(256,765,100)	(1,556,145)	8,305,005	—	[b]	—	4,799,501
Franklin Utilities Fund, Class R6	22,357,316	589,722	(26,168,402)	11,513,252	(8,291,888)	—	[b]	—	262,392
Institutional Fiduciary
Trust Money Market Portfolio, 1.26%	35,798	223,660,619	(223,680,203)	—	—	16,214		16,214	562,849
Templeton Foreign Fund, Class R6	35,923,843	1,617,478	(21,371,641)	1,618,475	1,039,821	18,827,976		2,640,670	691,934
Templeton Global Total Return Fund, Class R6	81,260,291	9,332,848	(31,206,836)	(1,572,100)	(2,275,767)	55,538,436		5,007,975	5,092,627

Total Non- Controlled Affiliates	$1,147,239,607	$752,762,870	$(1,247,218,180)	$68,693,747	$40,737,703	$762,215,747			$34,754,990

Total Affiliated Securities	$1,147,239,607	$1,069,816,242	$(1,247,218,180)	$68,693,747	$40,003,903	$1,078,535,319			$37,217,891

Franklin Moderate Allocation Fund

Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$—	$60,354,251	$—	$—	$2,710,255	$63,064,506		5,769,854	$255,642	[a]
Franklin FTSE Europe ETF	25,439,836	15,470,373	(22,384,679)	(2,033,986)	6,619,453	23,110,997		915,287	980,045

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NOTES TO FINANCIAL STATEMENTS

3.  Transactions with Affiliates (continued)

f.   Investments in FT Underlying Funds (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin Moderate Allocation Fund (continued)
Controlled Affiliates (continued)
Franklin International Core Equity (IU) Fund	$—	$101,324,750	$—	$—	$8,275,691	$109,600,441		9,873,914	$1,161,275
Franklin Liberty High Yield Corporate ETF	—	19,448,133	—	—	282,203	19,730,336		753,489	320,480	[a]
Franklin Liberty U.S. Core Bond ETF	—	385,715,021	—	—	(2,419,805)	383,295,216		15,276,873	2,736,196	[a]
Franklin Pelagos Commodities Strategy Fund, Class R6	91,248,228	5,485,477	(97,672,147)	(20,383,361)	21,321,803	—	[b]	—	602,511
Franklin U.S. Core Equity (IU) Fund	—	193,524,533	—	—	13,611,944	207,136,477		19,197,079	1,192,110

Total Controlled Affiliates	$116,688,064	$781,322,538	$(120,056,826)	$(22,417,347)	$50,401,544	$805,937,973			$7,248,259

Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	131,830,259	660,207	(166,739,550)	91,650,764	(57,401,680)	—	[b]	—	—
Franklin Emerging Market Debt Opportunities Fund	37,608,902	—	(37,969,118)	(3,475,205)	3,835,421	—	[b]	—	—
Franklin Floating Rate Daily Access Fund, Class R6	38,683,399	1,838,069	(41,068,817)	(1,380,650)	1,927,999	—	[b]	—	138,808
Franklin FTSE Japan ETF	27,611,482	113,622	(19,393,153)	(3,422,048)	6,324,189	11,234,092		429,602	323,134
Franklin Growth Fund, Class R6	278,927,077	15,385,646	(108,118,235)	46,324,687	12,706,563	245,225,738		2,183,666	14,289,473	[a]
Franklin International Growth Fund, Class R6	—	46,185,181	(5,444,043)	281,868	5,448,147	46,471,153		2,791,060	202,574
Franklin International Small Cap Fund, Class R6	59,120,152	7,583,513	(71,171,969)	7,699,190	(3,230,886)	—	[b]	—	—
Franklin LibertyQ Emerging Markets ETF	74,846,213	30,272,651	(70,271,358)	4,385,934	649,272	39,882,712		1,339,065	3,012,410
Franklin LibertyQ U.S. Equity ETF	143,550,227	71,396,211	(29,594,334)	87,589	45,127,822	230,567,515		6,589,526	4,158,791
Franklin Low Duration Total Return Fund, Class R6	178,021,586	63,632,532	(113,814,440)	(2,545,370)	4,716,686	130,010,994		13,417,027	7,450,014

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NOTES TO FINANCIAL STATEMENTS

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Mutual European Fund, Class R6	$47,971,953	$519,608	$(54,879,351)	$11,089,927	$(4,702,137)	$—	[b]	—	$—
Franklin Rising Dividends Fund, Class R6	148,089,939	6,557,689	(63,006,387)	16,435,288	14,593,960	122,670,489		1,763,774	4,083,989	[a]
Franklin Strategic Income Fund, Class R6	111,626,569	8,997,435	(124,330,334)	616,145	3,090,185	—	[b]	—	2,259,401
Franklin U.S. Government Securities Fund, Class R6	159,143,007	88,185,908	(254,061,424)	(305,491)	7,038,000	—	[b]	—	4,969,410
Franklin Utilities Fund, Class R6	50,426,474	2,203,315	(60,223,729)	27,547,794	(19,953,854)	—	[b]	—	634,483
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	56,065	354,548,609	(354,578,618)	—	—	26,056		26,056	883,464
Templeton Foreign Fund, Class R6	82,834,369	4,073,236	(45,899,957)	3,199,727	2,936,409	47,143,784		6,612,032	1,732,548
Templeton Global Total Return Fund, Class R6	79,180,477	13,586,071	(29,787,667)	(1,499,847)	(2,516,927)	58,962,107		5,316,691	5,237,435

Total Non- Controlled Affiliates	$1,649,528,150	$715,739,503	$(1,650,352,484)	$196,690,302	$20,589,169	$932,194,640			$49,375,934

Total Affiliated Securities	$1,766,216,214	$1,497,062,041	$(1,770,409,310)	$174,272,955	$70,990,713	$1,738,132,613			$56,624,193

Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$—	$53,311,504	$—	$—	$2,386,873	$55,698,377		5,095,917	$225,782	[a]
Franklin FTSE Europe ETF	21,922,080	13,555,985	(18,019,316)	(1,660,298)	5,703,186	21,501,637		851,550	881,777
Franklin International Core Equity (IU) Fund	—	89,460,128	—	—	7,291,989	96,752,117		8,716,407	1,025,079
Franklin U.S. Core Equity (IU) Fund	—	170,153,317	—	—	11,963,920	182,117,237		16,878,335	1,047,719

Total Controlled Affiliates	$21,922,080	$326,480,934	$(18,019,316)	$(1,660,298)	$27,345,968	$356,069,368			$3,180,357

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NOTES TO FINANCIAL STATEMENTS

3.  Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	$109,789,861	$308,723	$(139,435,807)	$78,324,490	$(48,987,267)	$—	[b]	—	$—
Franklin Emerging Market Debt Opportunities Fund	8,968,255	—	(9,055,121)	(791,173)	878,039	—	[b]	—	—
Franklin Floating Rate Daily Access Fund, Class R6	10,049,028	990,476	(11,180,602)	(312,751)	453,849	—	[b]	—	36,727
Franklin FTSE Japan ETF	22,716,000	92,282	(14,538,886)	(2,577,311)	5,068,640	10,760,725		411,500	294,293
Franklin Growth Fund, Class R6	231,954,267	14,091,994	(78,772,527)	24,981,722	25,476,411	217,731,867		1,938,841	12,559,618	[a]
Franklin International Growth Fund, Class R6	—	40,908,494	(4,184,214)	267,260	4,912,740	41,904,280		2,516,774	182,666
Franklin International Small Cap Fund, Class R6	49,599,678	6,966,668	(60,212,427)	5,401,081	(1,755,000)	—	[b]	—	—
Franklin Liberty High Yield Corporate ETF	—	6,318,746	—	—	80,968	6,399,714		244,401	105,605	[a]
Franklin Liberty U.S. Core Bond ETF	—	114,001,405	—	—	(606,974)	113,394,431		4,519,525	812,627	[a]
Franklin LibertyQ Emerging Markets ETF	62,311,312	27,665,311	(59,228,412)	3,567,863	701,124	35,017,198		1,175,705	2,634,249
Franklin LibertyQ U.S. Equity ETF	119,744,604	63,892,120	(20,028,279)	246,825	38,862,129	202,717,399		5,793,581	3,633,959
Franklin Low Duration Total Return Fund, Class R6	45,152,022	31,977,663	(35,477,976)	(324,051)	842,680	42,170,338		4,351,944	2,205,426
Franklin Mutual European Fund, Class R6	40,510,549	519,795	(46,524,241)	10,107,032	(4,613,135)	—	[b]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	56,835,748	3,323,060	(60,640,902)	(11,015,668)	11,497,762	—	[b]	—	392,647
Franklin Rising Dividends Fund, Class R6	123,494,926	6,614,954	(47,383,810)	11,285,277	15,384,396	109,395,743		1,572,908	3,578,274	[a]
Franklin Strategic Income Fund, Class R6	26,754,417	5,935,823	(33,622,075)	262,640	669,195	—	[b]	—	644,286

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NOTES TO FINANCIAL STATEMENTS

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin U.S. Government Securities Fund, Class R6	$39,210,505	$39,734,690	$(80,904,922)	$1,037,394	$922,333	$—	[b]	—	$1,394,051
Franklin Utilities Fund, Class R6	41,286,615	2,341,509	(50,070,573)	22,788,807	(16,346,358)	—	[b]	—	550,477
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	36,422	240,966,486	(240,984,657)	—	—	18,251		18,251	580,748
Templeton Foreign Fund, Class R6	69,665,758	3,767,387	(35,357,968)	2,156,096	3,106,956	43,338,229		6,078,293	1,592,693
Templeton Global Total Return Fund, Class R6	18,800,160	8,511,361	(6,921,903)	(349,942)	(898,554)	19,141,122		1,725,981	1,521,964

Total Non- Controlled Affiliates	$1,076,880,127	$618,928,947	$(1,034,525,302)	$145,055,591	$35,649,934	$841,989,297			$32,720,310

Total Affiliated Securities	$1,098,802,207	$945,409,881	$(1,052,544,618)	$143,395,293	$62,995,902	$1,198,058,665			$35,900,667

aDividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations. bAs of December 31, 2019, no longer held by the fund.

g.  Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Growth Allocation Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R, Advisor Class and for Class R6 of the Fund do not exceed 0.40% and 0.27%, respectively, based on the average net assets of each class until April 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

Prior to May 1, 2019, expenses (excluding certain fees and expenses as previously disclosed) for Franklin Growth Allocation Fund for Class A, Class C, Class R and Advisor Class were limited to 0.40%, and expenses for Class R6 were limited to 0.28% based on the average net assets of each class.

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2020.

4.  Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2019, the custodian fees were reduced as noted in the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS

5.  Income Taxes

The tax character of distributions paid during the years ended December 31, 2019 and 2018, was as follows:

	Franklin Conservative Allocation Fund		Franklin Moderate Allocation Fund		Franklin Growth Allocation Fund
	2019	2018	2019	2018	2019	2018

Distributions paid from:
Ordinary income	$25,683,084	$32,363,606	$32,803,976	$43,773,340	$15,530,614	$21,174,619

Long term capital gain	55,364,282	53,201,795	136,097,653	112,468,006	114,867,907	79,302,833

	$81,047,366	$85,565,401	$168,901,629	$156,241,346	$130,398,521	$100,477,452

At December 31, 2019, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Cost of investments	$1,097,262,858	$1,656,406,677	$1,037,156,965

Unrealized appreciation	$126,087,651	$304,489,539	$260,422,072

Unrealized depreciation	(13,754,780)	(14,184,021)	(4,189,024)

Net unrealized appreciation (depreciation)	$112,332,871	$290,305,518	$256,233,048

Distributable earnings:

Undistributed ordinary income	$847,663	$1,696,117	$1,299,082

Undistributed long term capital gains	13,977,490	43,440,322	38,520,130

Total distributable earnings	$14,825,153	$45,136,439	$39,819,212

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.

6.  Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2019, were as follows:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Purchases	$1,023,529,047	$1,348,752,030	$776,508,555

Sales	$1,140,942,897	$1,537,235,999	$878,255,474

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NOTES TO FINANCIAL STATEMENTS

7.  Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 7, 2020, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 5, 2021, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2019, the Funds did not use the Global Credit Facility.

8.  Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2019, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Conservative Allocation Fund

Assets:

Investments in Securities:[a]

Underlying Funds and Exchange Traded Funds	$1,196,478,797	$—	$—	$1,196,478,797

Short Term Investments	16,214	13,100,718	—	13,116,932

Total Investments in Securities	$1,196,495,011	$13,100,718	$—	$1,209,595,729

Franklin Moderate Allocation Fund

Assets:

Investments in Securities:[a]

Underlying Funds and Exchange Traded Funds	$1,927,855,065	$—	$—	$1,927,855,065

Short Term Investments	26,056	18,831,074	—	18,857,130

Total Investments in Securities	$1,927,881,121	$18,831,074	$—	$1,946,712,195

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NOTES TO FINANCIAL STATEMENTS

8.  Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin Growth Allocation Fund

Assets:

Investments in Securities:[a]

Underlying Funds and Exchange Traded Funds	$1,279,593,374	$—	$—	$1,279,593,374

Short Term Investments	18,251	13,778,388	—	13,796,639

Total Investments in Securities	$1,279,611,625	$13,778,388	$—	$1,293,390,013

aFor detailed categories, see the accompanying Statement of Investments.

9.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Selected Portfolio

ETF	Exchange Traded Fund

FTSE	Financial Times Stock Exchange

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund (the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2020

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2019:

Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

$62,860,586	$152,173,232	$126,621,590

Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended December 31, 2019:

Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

$29,942	$831,668	$659,661

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2019:

Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

13.23%	25.20%	46.51%

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended December 31, 2019:

Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

$6,478,617	$15,815,013	$13,950,647

Distributions, including qualified dividend income, paid during calendar year 2019 will be reported to shareholders on Form 1099-DIV by mid-February 2020. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2019, the Funds, qualified fund of funds under Section 852(g)(2) of Internal Revenue Code, received an allocation of foreign taxes paid from one or more of their underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on December 27, 2019, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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TAX INFORMATION

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share

Franklin Conservative Allocation Fund

Class A	$0.0066	$0.1049	$0.0262

Class C	$0.0066	$0.1049	$0.0262

Class R	$0.0066	$0.1049	$0.0262

Class R6	$0.0066	$0.1049	$0.0262

Advisor Class	$0.0066	$0.1049	$0.0262

Franklin Moderate Allocation Fund

Class A	$0.0084	$0.1092	$0.0439

Class C	$0.0084	$0.1092	$0.0439

Class R	$0.0084	$0.1092	$0.0439

Class R6	$0.0084	$0.1092	$0.0439

Advisor Class	$0.0084	$0.1092	$0.0439

Franklin Growth Allocation Fund

Class A	$0.0118	$0.1262	$0.0719

Class C	$0.0118	$0.1262	$0.0719

Class R	$0.0118	$0.1262	$0.0719

Class R6	$0.0118	$0.1262	$0.0719

Advisor Class	$0.0118	$0.1262	$0.0719

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the prior calendar year. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932)	Trustee	Since 1995	132	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945)	Trustee	Since 2017	111	Hess Corporation (exploration of oil
One Franklin Parkway				and gas) (2014-present).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950)	Trustee	Since 2014	132	Avis Budget Group Inc. (car rental)
One Franklin Parkway				(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing
communications services)
(2011-present) and White Mountains
Insurance Group, Ltd. (holding
company) (2017-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Lead	Trustee since 1998	132	Hess Corporation (exploration of oil
One Franklin Parkway	Independent	and Lead		and gas) (1993-present), Canadian
San Mateo, CA 94403-1906	Trustee	Independent		National Railway (railroad)
		Trustee since		(2001-present), White Mountains
		March 2019		Insurance Group, Ltd. (holding
company) (2004-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present),
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J. Heinz
Company (processed foods and allied
products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	132	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2010).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly, Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945)	Trustee	Since 2007	132	The Southern Company (energy
One Franklin Parkway				company) (2014-present; previously
San Mateo, CA 94403-1906				2010-2012), Graham Holdings
				Company (education and media
				organization) (2011-present) and
				Cbeyond, Inc. (business
				communications provider)
				(2010-2012).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Interested Board Members and Officers

	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Gregory E. Johnson (1961)	Trustee	Since 2007	144	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Since 2013	132	None
One Franklin Parkway	the Board
San Mateo, CA 94403-1906	and Trustee

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Breda M. Beckerle (1958)	Interim Chief	Since January	Not Applicable	Not Applicable
280 Park Avenue	Compliance	2009
New York, NY 10017	Officer

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, and officer of 24 of the investment companies in Franklin Templeton.

Steven J. Gray (1955)	Vice President	Vice President	Not Applicable	Not Applicable
One Franklin Parkway	and	since 2009
San Mateo, CA 94403-1906	Co-Secretary	and Co-Secretary

since 2019

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971)	Chief Executive	Since 2017	Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and

Administration

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly,Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948)	Vice President	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	–AML
San Mateo, CA 94403-1906	Compliance

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Edward D. Perks (1970)	President and	Since 2018	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).

Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, and officer of 41 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
General Counsel, Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Lori A. Weber (1964)	Vice President	Vice President	Not Applicable	Not Applicable
300 S.E. 2nd Street	and	since 2011
Fort Lauderdale, FL 33301-1923	Co-Secretary	and Co-Secretary

since 2019

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Effective March 12, 2019, John B. Wilson ceased to be a trustee of the Trust.

Note 3: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report and Shareholder Letter Franklin Fund Allocator Series
Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 632-2301
(800) DIAL BEN® / 342-5236
franklintempleton.com

© 2020 Franklin Templeton Investments. All rights reserved.	FAS A 02/20

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

SHAREHOLDER LETTER

Dear Shareholder:

The U.S. economy, after moderating for two consecutive quarters, grew during the 12 months ended December 31, 2019, and the unemployment rate declined. In January 2019, the U.S. Federal Reserve (Fed) signaled the end of its tightening cycle and cut the federal funds rate by 0.25% at each of its July, September and October 2019 meetings, decreasing the rate from 2.50% to 1.75% by period-end. The Fed cited muted inflation pressures, some soft business indicators and the potential effects of global developments on the U.S. economy as rationale for its more accommodative monetary policy. Stocks responded positively to the interest-rate cuts, despite some volatility due to U.S.-China trade tensions, and stocks gained further in December 2019 after the Fed indicated it would likely leave interest rates unchanged in 2020.

In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s® 500 Index (S&P 500®), returned +28.88% (the index increasing from 2,506.85 to 3,230.78).1,3 The prices of stocks in global developed markets, as measured by the MSCI World Index, returned +25.19% (the index increasing from 1,883.901 to 2,358.468).2,3 Investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index (Bloomberg Index), posted a +8.72% total return (an index increase from 2,046.60 to 2,225.00), which includes reinvestment of income and distributions.4

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ annual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. As you know, all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin, welcome your questions and comments, and look forward to assisting your future investment plans.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of December 31, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Copyright © 2020, S&P Dow Jones Indices LLC. All rights reserved.

2. Source: MSCI.

3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +31.49% (index total return resulting in an increase from 4,984.22 to 6,553.57) and MSCI World Index +28.40% (index total return resulting in an increase from 7,771.710 to 9,979.034).

4. Sources: Morningstar and Bloomberg Barclays Indices. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.

See www.franklintempletondatasources.com for additional data provider information.

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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ANNUAL REPORT

Economic and Market Overview

Global developed and emerging market stocks, as measured by the MSCI All Country World Index, posted strong returns during the reporting period. Although global economic growth slowed from 2018, interest-rate cuts from many central banks and the easing of trade tensions near period-end contributed to the generally positive environment for equities worldwide. Reflecting investor optimism and slowing but resilient economic growth, stocks advanced in every major region of the globe.

In the U.S., solid economic growth also supported equities, as healthy consumer spending and a strong labor market kept the economy afloat. The unemployment rate fell during the year, reaching 3.5% in September, November and December 2019, the lowest recorded unemployment rate in 50 years.1 Wages also grew, albeit at a moderate pace, and inflation remained persistently low. In addition, deficit spending by the U.S. government boosted current growth at the expense of long-term debt. Despite the strength in the consumer sector, some parts of the economy struggled, particularly heavy industry. Annual industrial production contracted late in the reporting period, manufacturing output stalled and capital spending declined.

The U.S. Federal Reserve (Fed) provided a substantial boost to equity markets early in the reporting period as it shifted to a more accommodative monetary policy. In January 2019, the Fed signaled the end of its tightening cycle and cut the federal funds rate three times thereafter, lowering it to a range of 1.50%–1.75%. Stocks responded positively to the interest-rate cuts and gained further in December 2019 after the Fed indicated it would likely leave interest rates unchanged in 2020.

Growth slowed overall in the eurozone, particularly in Germany and Italy. Germany, which is heavily reliant on exports, was adversely affected by the trade conflict between the U.S. and China and the resulting slowdown in global trade. In Italy, political uncertainty and budget concerns caused the country’s annual gross domestic product (GDP) growth to stall in 2019’s first quarter before accelerating in the second quarter. Despite sluggish economic conditions, European developed market equities, as measured by the MSCI Europe Index, posted strong returns overall, as easing trade tensions buoyed investor optimism and an electoral victory by the Conservative Party in the U.K. alleviated uncertainty surrounding Brexit. Although the European Central Bank left its headline refinancing rate unchanged, it lowered the deposit rate and restarted its bond-buying stimulus program, further supporting stocks.

Economic growth in Asia was relatively solid overall, despite slowdowns in several large emerging market countries, such as China and India. Japan’s economy grew amid the Bank of Japan’s sizable stimulus program. The trade war between the U.S. and China provided the backdrop for Asian stocks, which rose and fell in sync with investor sentiment regarding a trade deal. A phase one agreement reached in December 2019 propelled Asian developed and emerging market stocks, which ultimately ended with strong returns over the 12-month period, as measured by the MSCI All Country Asia Index.

Emerging market stocks overall experienced several sharp selloffs and subsequent rebounds throughout the reporting period before ending with gains. In aggregate, economic growth slowed somewhat from 2018 but remained solid, although there was some variation among individual countries. Many central banks in emerging markets cut interest rates throughout the reporting period which, along with resilient GDP growth, provided a supportive environment for equities. Russian stocks posted the highest returns among emerging markets as the threat of further sanctions receded and a solid fiscal environment reassured investors. Overall, global emerging markets, as measured by the MSCI Emerging Markets Index, posted robust returns for the period.

The foregoing information reflects our analysis and opinions as of December 31, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com	Annual Report	3

Franklin Corefolio Allocation Fund

This annual report for Franklin Corefolio Allocation Fund covers the fiscal year ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation through investments in a combination of Franklin Growth Fund, Franklin Growth Opportunities Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*

Based on Total Net Assets as of 12/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares posted a +25.79% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s® 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, posted a +31.49% cumulative total return, and the MSCI World Index, which tracks equity performance in global developed markets, posted a +28.40% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Growth Fund, Franklin Growth Opportunities Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Growth Fund – Class R6 and Franklin Growth Opportunities Fund –Class R6 outperformed the S&P 500, while Franklin Mutual Shares Fund – Class R6 underperformed the index. Templeton Growth Fund – Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 21.

4	Annual Report	franklintempleton.com

FRANKLIN COREFOLIO ALLOCATION FUND

Thank you for your continued participation in Franklin Corefolio Allocation Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

franklintempleton.com	Annual Report	5

FRANKLIN COREFOLIO ALLOCATION FUND

Performance Summary as of December 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/19

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A3
1-Year	+25.79%	+18.86%

5-Year	+49.23%	+7.11%

10-Year	+162.50%	+9.52%

Advisor
1-Year	+26.10%	+26.10%

5-Year	+51.14%	+8.61%

10-Year	+169.76%	+10.43%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

6	Annual Report	franklintempleton.com

FRANKLIN COREFOLIO ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/10–12/31/19)

Advisor Class (1/1/10–12/31/19)

franklintempleton.com	Annual Report	7

FRANKLIN COREFOLIO ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–12/31/19)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.2022	$0.0923	$1.3615	$1.6560
C	$0.0466	$0.0923	$1.3615	$1.5004
R	$0.1501	$0.0923	$1.3615	$1.6039
R6	$0.2732	$0.0923	$1.3615	$1.7270
Advisor	$0.2518	$0.0923	$1.3615	$1.7056

Total Annual Operating Expenses5

Share Class
A	1.04%
Advisor	0.79%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this fund of funds may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks that are heightened in developing countries. The Fund includes investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

4. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

8	Annual Report	franklintempleton.com

FRANKLIN COREFOLIO ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,073.10	$2.25	$1,023.04	$2.19	0.43%
C	$1,000	$1,069.40	$6.15	$1,019.26	$6.01	1.18%
R	$1,000	$1,072.50	$3.45	$1,021.88	$3.36	0.66%
R6	$1,000	$1,075.10	$0.47	$1,024.75	$0.46	0.09%
Advisor	$1,000	$1,074.40	$0.94	$1,024.30	$0.92	0.18%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Annual Report	9

Franklin Founding Funds Allocation Fund

This annual report for Franklin Founding Funds Allocation Fund covers the fiscal year ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*

Based on Total Net Assets as of 12/31/19

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

** Rounds to less than 0.1% of net assets.

Performance Overview

The Fund’s Class A shares posted a +17.81% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, posted a +31.49% total return and the MSCI World Index, which tracks equity performance in global developed markets, posted a +28.40% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund – Class R6 and Franklin Mutual Shares Fund – Class R6 underperformed the S&P 500. Templeton Growth Fund – Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 27.

10	Annual Report	franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Thank you for your continued participation in Franklin Founding Funds Allocation Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	11

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Performance Summary as of December 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/19

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A3
1-Year	+17.81%	+11.29%

5-Year	+25.82%	+3.53%

10-Year	+102.76%	+6.72%

Advisor
1-Year	+18.06%	+18.06%

5-Year	+27.43%	+4.97%

10-Year	+107.87%	+7.59%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

12	Annual Report	franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/10–12/31/19)

Advisor Class (1/1/10–12/31/19)

franklintempleton.com	Annual Report	13

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–12/31/19)

Share Class	Net Investment Income
A	$0.4358
C	$0.3215
R	$0.3995
R6	$0.4805
Advisor	$0.4711

Total Annual Operating Expenses5

Share Class
A	0.99%
Advisor	0.74%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund is subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher-yielding, lower-rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

4. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

14	Annual Report	franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/19[1,2]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,061.10	$2.08	$1,023.19	$2.04	0.40%
C	$1,000	$1,057.00	$5.96	$1,019.41	$5.85	1.15%
R	$1,000	$1,059.30	$3.37	$1,021.93	$3.31	0.65%
R6	$1,000	$1,062.40	$0.42	$1,024.80	$0.41	0.08%
Advisor	$1,000	$1,062.10	$0.78	$1,024.45	$0.77	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Annual Report	15

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Corefolio Allocation Fund

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$17.32	$19.68	$17.06	$16.80	$18.00

Income from investment operations[a]:

Net investment income[b,c]	0.20	0.17	0.17	0.14	0.14

Net realized and unrealized gains (losses)	4.17	(1.51)	3.23	1.07	(0.32)

Total from investment operations	4.37	(1.34)	3.40	1.21	(0.18)

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.20)	(0.15)	(0.18)	(0.17)	(0.16)

Net realized gains	(1.45)	(0.87)	(0.60)	(0.78)	(0.86)

Total distributions	(1.65)	(1.02)	(0.78)	(0.95)	(1.02)

Net asset value, end of year	$20.04	$17.32	$19.68	$17.06	$16.80

Total return[d]	25.79%	(7.10)%	20.07%	7.64%	(1.20)%

Ratios to average net assets

Expenses[e,f]	0.44%	0.41%	0.47%	0.45%	0.47%

Net investment income[c]	1.02%	0.76%	0.90%	0.83%	0.80%

Supplemental data

Net assets, end of year (000’s)	$717,806	$593,983	$579,707	$507,530	$523,540

Portfolio turnover rate	2.12%	3.94%	0.71%	0.40%	0.53%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2019.

16	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$17.10	$19.43	$16.85	$16.61	$17.81

Income from investment operations[a]:

Net investment income (loss)[b,c]	0.04	(0.10)	0.02	0.01	0.02

Net realized and unrealized gains (losses)	4.12	(1.35)	3.19	1.05	(0.33)

Total from investment operations	4.16	(1.45)	3.21	1.06	(0.31)

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.05)	(0.01)	(0.03)	(0.04)	(0.03)

Net realized gains	(1.45)	(0.87)	(0.60)	(0.78)	(0.86)

Total distributions	(1.50)	(0.88)	(0.63)	(0.82)	(0.89)

Net asset value, end of year	$19.76	$17.10	$19.43	$16.85	$16.61

Total return[d]	24.83%	(7.76)%	19.20%	6.82%	(1.92)%

Ratios to average net assets

Expenses[e,f]	1.19%	1.16%	1.22%	1.20%	1.19%

Net investment income[c]	0.27%	0.01%	0.15%	0.08%	0.08%

Supplemental data

Net assets, end of year (000’s)	$75,745	$72,124	$170,218	$160,729	$172,116

Portfolio turnover rate	2.12%	3.94%	0.71%	0.40%	0.53%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	17

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$17.34	$19.68	$17.06	$16.81	$18.01

Income from investment operations[a]:

Net investment income[b,c]	0.14	0.10	0.12	0.10	0.10

Net realized and unrealized gains (losses)	4.19	(1.48)	3.23	1.06	(0.32)

Total from investment operations	4.33	(1.38)	3.35	1.16	(0.22)

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.15)	(0.09)	(0.13)	(0.13)	(0.12)

Net realized gains	(1.45)	(0.87)	(0.60)	(0.78)	(0.86)

Total distributions	(1.60)	(0.96)	(0.73)	(0.91)	(0.98)

Net asset value, end of year	$20.07	$17.34	$19.68	$17.06	$16.81

Total return	25.51%	(7.30)%	19.79%	7.33%	(1.43)%

Ratios to average net assets

Expenses[d,e]	0.67%	0.65%	0.72%	0.70%	0.69%

Net investment income[c]	0.79%	0.52%	0.65%	0.58%	0.58%

Supplemental data

Net assets, end of year (000’s)	$1,387	$1,412	$1,629	$1,461	$1,423

Portfolio turnover rate	2.12%	3.94%	0.71%	0.40%	0.53%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dBenefit of waiver and payments by affiliates rounds to less than 0.01%.

eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2019.

18	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017[a]

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$17.34	$19.67	$19.18

Income from investment operations[b]:

Net investment income[c,d]	0.70	0.27	0.26

Net realized and unrealized gains (losses)	3.75	(1.52)	0.73

Total from investment operations	4.45	(1.25)	0.99

Less distributions from:

Net investment income	(0.27)	(0.21)	(0.25)

Net realized gains	(1.45)	(0.87)	(0.25)

Total distributions	(1.72)	(1.08)	(0.50)

Net asset value, end of year	$20.07	$17.34	$19.67

Total return[e]	26.24%	(6.78)%	5.28%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.12%	0.23%	3.47%

Expenses net of waiver and payments by affiliates[g]	0.09%	0.09%	0.08%

Net investment income[d]	1.37%	1.08%	1.29%

Supplemental data

Net assets, end of year (000’s)	$3,385	$75	$5

Portfolio turnover rate	2.12%	3.94%	0.71%

aFor the period August 1, 2017 (effective date) to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	19

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$17.35	$19.71	$17.08	$16.82	$18.03

Income from investment operations[a]:

Net investment income[b,c]	0.27	0.24	0.25	0.21	0.21

Net realized and unrealized gains (losses)	4.16	(1.53)	3.21	1.04	(0.35)

Total from investment operations	4.43	(1.29)	3.46	1.25	(0.14)

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.25)	(0.20)	(0.23)	(0.21)	(0.21)

Net realized gains	(1.45)	(0.87)	(0.60)	(0.78)	(0.86)

Total distributions	(1.70)	(1.07)	(0.83)	(0.99)	(1.07)

Net asset value, end of year	$20.08	$17.35	$19.71	$17.08	$16.82

Total return	26.10%	(6.85)%	20.40%	7.90%	(0.96)%

Ratios to average net assets

Expenses[d,e]	0.19%	0.16%	0.22%	0.20%	0.19%

Net investment income[c]	1.27%	1.01%	1.15%	1.08%	1.08%

Supplemental data

Net assets, end of year (000’s)	$52,512	$40,399	$33,607	$22,721	$19,396

Portfolio turnover rate	2.12%	3.94%	0.71%	0.40%	0.53%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dBenefit of waiver and payments by affiliates rounds to less than 0.01%.

eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2019.

20	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2019

Franklin Corefolio Allocation Fund

	Shares	Value

Investments in Underlying Funds 99.9%
Domestic Equity 74.8%
[a] Franklin Growth Fund, Class R6	1,911,755	$214,690,054
[a,b] Franklin Growth Opportunities Fund, Class R6	4,797,989	207,896,880
[a] Franklin Mutual Shares Fund, Class R6	7,772,456	214,131,158

		636,718,092

Foreign Equity 25.1%
[a] Templeton Growth Fund Inc., Class R6	9,468,941	213,524,625

Total Investments in Underlying Funds before Short Term Investments (Cost $595,973,271)		850,242,717

Short Term Investments (Cost $184) 0.0%†

Money Market Funds 0.0%†
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.26%.	184	184

Total Investments in Underlying Funds (Cost $595,973,455) 99.9%		850,242,901
Other Assets, less Liabilities 0.1%		593,263

Net Assets 100.0%		$850,836,164

†Rounds to less than 0.1% of net assets.

aSee Note 3(e) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	21

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Founding Funds Allocation Fund

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.63	$14.54	$13.47	$12.14	$13.31

Income from investment operations[a]:

Net investment income[b,c]	0.42	0.41	0.40	0.36	0.35

Net realized and unrealized gains (losses)	1.82	(1.82)	1.10	1.26	(1.16)

Total from investment operations	2.24	(1.41)	1.50	1.62	(0.81)

Less distributions from:

Net investment income	(0.44)	(0.50)	(0.43)	(0.29)	(0.36)

Net asset value, end of year	$14.43	$12.63	$14.54	$13.47	$12.14

Total return[d]	17.81%	(9.82)%	11.20%	13.52%	(6.18)%

Ratios to average net assets

Expenses[e,f]	0.40%	0.39%	0.43%	0.42%	0.41%

Net investment income[c]	2.99%	2.66%	2.81%	2.87%	2.65%

Supplemental data

Net assets, end of year (000’s)	$3,397,662	$3,209,751	$3,300,005	$3,310,397	$3,346,192

Portfolio turnover rate	0.29%	0.73%	0.48%	0.06%	—%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.61% for the year ended December 31, 2019.

22	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.54	$14.33	$13.27	$11.96	$13.11

Income from investment operations[a]:

Net investment income[b,c]	0.29	0.18	0.28	0.26	0.25

Net realized and unrealized gains (losses)	1.82	(1.67)	1.10	1.25	(1.14)

Total from investment operations	2.11	(1.49)	1.38	1.51	(0.89)

Less distributions from:

Net investment income	(0.32)	(0.30)	(0.32)	(0.20)	(0.26)

Net asset value, end of year	$14.33	$12.54	$14.33	$13.27	$11.96

Total return[d]	16.91%	(10.54)%	10.43%	12.71%	(6.85)%

Ratios to average net assets

Expenses[e,f]	1.15%	1.14%	1.18%	1.17%	1.16%

Net investment income[c]	2.24%	1.91%	2.06%	2.12%	1.90%

Supplemental data

Net assets, end of year (000’s)	$300,699	$362,833	$1,261,997	$1,402,623	$1,458,281

Portfolio turnover rate	0.29%	0.73%	0.48%	0.06%	—%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.61% for the year ended December 31, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	23

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.68	$14.58	$13.49	$12.16	$13.33

Income from investment operations[a]:

Net investment income[b,c]	0.37	0.34	0.34	0.33	0.32

Net realized and unrealized gains (losses)	1.83	(1.78)	1.13	1.26	(1.16)

Total from investment operations	2.20	(1.44)	1.47	1.59	(0.84)

Less distributions from:

Net investment income	(0.40)	(0.46)	(0.38)	(0.26)	(0.33)

Net asset value, end of year	$14.48	$12.68	$14.58	$13.49	$12.16

Total return	17.44%	(10.01)%	10.97%	13.22%	(6.40)%

Ratios to average net assets

Expenses[d,e]	0.65%	0.64%	0.68%	0.67%	0.66%

Net investment income[c]	2.74%	2.41%	2.56%	2.62%	2.40%

Supplemental data

Net assets, end of year (000’s)	$5,699	$5,513	$7,843	$10,776	$10,724

Portfolio turnover rate	0.29%	0.73%	0.48%	0.06%	—%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dBenefit of waiver and payments by affiliates rounds to less than 0.01%.

eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.61% for the year ended December 31, 2019.

24	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017[a]

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.95	$14.62	$14.46

Income from investment operations[b]:

Net investment income[c,d]	0.46	0.37	0.30

Net realized and unrealized gains (losses)	1.88	(1.75)	0.06

Total from investment operations	2.34	(1.38)	0.36

Less distributions from:

Net investment income	(0.48)	(0.29)	(0.20)

Net asset value, end of year	$14.81	$12.95	$14.62

Total return[e]	18.18%	(9.57)%	2.56%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.23%	0.08%	4.28%

Expenses net of waiver and payments by affiliates[g]	0.07%	0.07%	0.06%

Net investment income[d]	3.32%	2.98%	3.18%

Supplemental data

Net assets, end of year (000’s)	$5	$4	$5

Portfolio turnover rate	0.29%	0.73%	0.48%

aFor the period August 1, 2017 (effective date) to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.61% for the year ended December 31, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	25

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.71	$14.63	$13.54	$12.20	$13.38

Income from investment operations[a]:

Net investment income[b,c]	0.45	0.43	0.46	0.40	0.39

Net realized and unrealized gains (losses)	1.83	(1.81)	1.10	1.26	(1.18)

Total from investment operations	2.28	(1.38)	1.56	1.66	(0.79)

Less distributions from:

Net investment income	(0.47)	(0.54)	(0.47)	(0.32)	(0.39)

Net asset value, end of year	$14.52	$12.71	$14.63	$13.54	$12.20

Total return	18.06%	(9.60)%	11.58%	13.82%	(5.98)%

Ratios to average net assets

Expenses[d,e]	0.15%	0.14%	0.18%	0.17%	0.16%

Net investment income[c]	3.24%	2.91%	3.06%	3.12%	2.90%

Supplemental data

Net assets, end of year (000’s)	$156,275	$145,522	$174,219	$131,368	$123,966

Portfolio turnover rate	0.29%	0.73%	0.48%	0.06%	—%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dBenefit of waiver and payments by affiliates rounds to less than 0.01%.

eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.61% for the year ended December 31, 2019.

26	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2019

Franklin Founding Funds Allocation Fund

	Shares	Value
Investments in Underlying Funds 100.0%
Domestic Equity 33.4%
[a] Franklin Mutual Shares Fund, Class R6	46,904,895	$1,292,229,850

Domestic Hybrid 33.2%
[a] Franklin Income Fund, Class R6	549,701,272	1,280,803,963

Foreign Equity 33.4%
[a] Templeton Growth Fund Inc., Class R6	57,160,167	1,288,961,776

Total Investments in Underlying Funds before Short Term Investments (Cost $3,871,324,058)		3,861,995,589

Short Term Investments (Cost $152) 0.0%†

Money Market Funds 0.0%†
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.26%	152	152

Total Investments in Underlying Funds (Cost $3,871,324,210) 100.0%		3,861,995,741
Other Assets, less Liabilities (0.0)%†		(1,654,841)

Net Assets 100.0%.		$3,860,340,900

† Rounds to less than 0.1% of net assets.

a See Note 3(e) regarding investments in FT Underlying Funds.

b The rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	27

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

December 31, 2019

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3e)	$595,973,455	$3,871,324,210

Value - Non-controlled affiliates (Note 3e)	$850,242,901	$3,861,995,741
Receivables:
Investment securities sold	1,372,555	11,017,346
Capital shares sold	856,069	2,387,260
Other assets	93	476

Total assets	852,471,618	3,875,400,823

Liabilities:
Payables:
Capital shares redeemed	671,027	5,386,753
Administrative fees	21,399	97,594
Distribution fees	214,352	971,536
Transfer agent fees	121,998	680,202
Funds advanced by custodian	550,079	7,733,745
Accrued expenses and other liabilities.	56,599	190,093

Total liabilities	1,635,454	15,059,923

Net assets, at value	$850,836,164	$3,860,340,900

Net assets consist of:
Paid-in capital	$566,310,208	$3,720,277,567
Total distributable earnings (losses)	284,525,956	140,063,333

Net assets, at value	$850,836,164	$3,860,340,900

28	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2019

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Class A:
Net assets, at value	$717,806,493	$3,397,662,364

Shares outstanding	35,820,898	235,497,012

Net asset value per share[a]	$20.04	$14.43

Maximum offering price per share (net asset value per share ÷ 94.50%)	$21.21	$15.27

Class C:
Net assets, at value	$75,745,159	$300,699,421

Shares outstanding	3,833,588	20,986,370

Net asset value and maximum offering price per share[a]	$19.76	$14.33

Class R:
Net assets, at value	$1,387,086	$5,699,352

Shares outstanding	69,121	393,645

Net asset value and maximum offering price per share	$20.07	$14.48

Class R6:
Net assets, at value	$3,385,079	$5,124

Shares outstanding	168,672	346

Net asset value and maximum offering price per share	$20.07	$14.81

Advisor Class:
Net assets, at value	$52,512,347	$156,274,639

Shares outstanding	2,615,058	10,765,086

Net asset value and maximum offering price per share	$20.08	$14.52

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the year ended December 31, 2019

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3e)	$11,623,441	$131,120,950

Expenses:
Administrative fees (Note 3a)	238,881	1,156,942
Distribution fees: (Note 3b)
Class A	1,677,554	8,395,100
Class C	760,552	3,363,681
Class R	6,633	28,976
Transfer agent fees: (Note 3d)
Class A	841,312	3,852,922
Class C	95,348	387,055
Class R	1,734	6,689
Class R6	783	282
Advisor Class	58,330	176,638
Reports to shareholders	61,604	301,017
Registration and filing fees	104,237	137,197
Professional fees	39,028	58,780
Trustees’ fees and expenses	7,265	36,241
Other	18,943	44,239

Total expenses	3,912,204	17,945,759
Expenses waived/paid by affiliates (Note 3e and 3f)	(512)	(354)

Net expenses	3,911,692	17,945,405

Net investment income	7,711,749	113,175,545

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3e)	11,574,911	30,970,894
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3e)	43,948,383	109,228,899

Net realized gain (loss)	55,523,294	140,199,793

Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3e)	115,385,770	371,362,001

Net realized and unrealized gain (loss)	170,909,064	511,561,794

Net increase (decrease) in net assets resulting from operations	$178,620,813	$624,737,339

30	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund
	Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018

Increase (decrease) in net assets:
Operations:
Net investment income	$7,711,749	$4,964,970	$113,175,545	$109,824,974
Net realized gain (loss)	55,523,294	56,299,785	140,199,793	237,245,597
Net change in unrealized appreciation (depreciation)	115,385,770	(115,422,185)	371,362,001	(765,133,150)

Net increase (decrease) in net assets resulting from operations	178,620,813	(54,157,430)	624,737,339	(418,062,579)

Distributions to shareholders:
Class A	(56,514,085)	(31,429,597)	(102,914,076)	(116,621,060)
Class C	(5,786,775)	(6,261,482)	(7,191,749)	(19,814,740)
Class R	(109,031)	(76,122)	(161,302)	(206,016)
Class R6	(165,432)	(4,072)	(256)	(300,471)
Advisor Class	(4,068,534)	(2,113,981)	(5,065,959)	(5,943,055)

Total distributions to shareholders	(66,643,857)	(39,885,254)	(115,333,342)	(142,885,342)

Capital share transactions: (Note 2)
Class A	29,666,701	92,218,327	(253,837,338)	368,804,104
Class C	(7,382,046)	(87,999,400)	(108,626,694)	(821,039,175)
Class R	(237,087)	(27,449)	(559,910)	(1,509,563)
Class R6	3,207,157	83,314	(424)	1,869,543
Advisor Class	5,611,518	12,594,513	(9,661,948)	(7,623,342)

Total capital share transactions	30,866,243	16,869,305	(372,686,314)	(459,498,433)
Net increase (decrease) in net assets	142,843,199	(77,173,379)	136,717,683	(1,020,446,354)

Net assets:
Beginning of year	707,992,965	785,166,344	3,723,623,217	4,744,069,571

End of year	$850,836,164	$707,992,965	$3,860,340,900	$3,723,623,217

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-five separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest in affiliated mutual funds managed by Franklin Templeton (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Fund’s significant accounting polocies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day.

b.  Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and capital gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own

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different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.   Shares of Beneficial Interest

At December 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	Shares	Amount	Shares	Amount

Class A Shares:

Year ended December 31, 2019

Shares sold[a]	3,752,082	$72,858,466	12,695,529	$175,645,857

Shares issued in reinvestment of distributions	2,861,103	55,420,177	6,993,175	98,632,685

Shares redeemed	(5,084,593)	(98,611,942)	(38,238,202)	(528,115,880)

Net increase (decrease)	1,528,592	$29,666,701	(18,549,498)	$(253,837,338)

Year ended December 31, 2018

Shares sold[a]	7,627,736	$150,603,231	56,210,520	$790,491,720

Shares issued in reinvestment of distributions	1,661,540	30,730,226	8,380,784	111,330,439

Shares redeemed	(4,456,618)	(89,115,130)	(37,436,285)	(533,018,055)

Net increase (decrease)	4,832,658	$92,218,327	27,155,019	$368,804,104

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2. Shares of Beneficial Interest (continued)

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	Shares	Amount	Shares	Amount

Class C Shares:

Year ended December 31, 2019

Shares sold	676,110	$12,900,947	2,055,351	$28,136,207

Shares issued in reinvestment of distributions	297,765	5,652,670	497,845	6,965,116

Shares redeemed[a]	(1,358,405)	(25,935,663)	(10,494,806)	(143,728,017)

Net increase (decrease)	(384,530)	$(7,382,046)	(7,941,610)	$(108,626,694)

Year ended December 31, 2018

Shares sold	1,105,173	$21,834,828	4,059,067	$56,982,121

Shares issued in reinvestment of distributions	327,572	6,166,942	1,422,319	19,460,023

Shares redeemed[a]	(5,975,628)	(116,001,170)	(64,640,423)	(897,481,319)

Net increase (decrease)	(4,542,883)	$(87,999,400)	(59,159,037)	$(821,039,175)

Class R Shares:

Year ended December 31, 2019

Shares sold	3,112	$60,934	32,461	$449,584

Shares issued in reinvestment of distributions	5,635	109,031	11,274	159,460

Shares redeemed	(21,072)	(407,052)	(84,995)	(1,168,954)

Net increase (decrease)	(12,325)	$(237,087)	(41,260)	$(559,910)

Year ended December 31, 2018

Shares sold	6,220	$121,209	36,015	$515,730

Shares issued in reinvestment of distributions	4,080	76,122	15,217	204,363

Shares redeemed	(11,641)	(224,780)	(154,224)	(2,229,656)

Net increase (decrease)	(1,341)	$(27,449)	(102,992)	$(1,509,563)

Class R6 Shares:

Year ended December 31, 2019

Shares sold	177,781	$3,471,091	469	$6,585

Shares issued in reinvestment of distributions	8,382	165,160	6	90

Shares redeemed	(21,826)	(429,094)	(475)	(7,099)

Net increase (decrease)	164,337	$3,207,157	—	$(424)

Year ended December 31, 2018

Shares sold	3,868	$79,523	1,264,813	$18,906,774

Shares issued in reinvestment of distributions	206	3,791	21,242	300,369

Shares redeemed	—	—	(1,286,055)	(17,337,600)

Net increase (decrease)	4,074	$83,314	—	$1,869,543

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	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	Shares	Amount	Shares	Amount

Advisor Class Shares:

Year ended December 31, 2019

Shares sold	670,304	$12,943,164	2,558,679	$35,435,253

Shares issued in reinvestment of distributions	182,685	3,555,865	316,923	4,498,812

Shares redeemed	(566,172)	(10,887,511)	(3,560,226)	(49,596,013)

Net increase (decrease)	286,817	$5,611,518	(684,624)	$(9,661,948)

Year ended December 31, 2018

Shares sold	1,258,647	$25,392,315	3,576,234	$51,468,103

Shares issued in reinvestment of distributions	97,110	1,785,709	390,538	5,230,657

Shares redeemed	(732,501)	(14,583,511)	(4,427,603)	(64,322,102)

Net increase (decrease)	623,256	$12,594,513	(460,831)	$(7,623,342)

aMay include a portion of Class C shares that were automatically converted to Class A.

3.   Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers, and/or directors trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.   Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

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3. Transactions with Affiliates (continued)

b. Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

c.   Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$117,380	$206,330
CDSC retained	$(703)	$21,504

d.   Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2019, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Transfer agent fees	$626,931	$1,917,421

e.   Investments in Underlying Funds

The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers). The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

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Investments in Underlying Funds for the year ended December 31, 2019, were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Dividend Income

Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	$176,634,458	$13,045,578	$(18,043,708)	$8,768,149	$34,285,577	$214,690,054	1,911,755	$12,445,578	[a]
Franklin Growth Opportunities Fund, Class R6	177,449,161	15,205,500	(27,177,540)	4,202,740	38,217,019	207,896,880	4,797,989	15,205,500	[a]
Franklin Mutual Shares Fund, Class R6	176,217,841	17,097,844	(3,657,504)	(88,689)	24,561,666	214,131,158	7,772,456	16,495,071	[a]
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	1,566	24,897,209	(24,898,591)	—	—	184	184	6,098
Templeton Growth Fund Inc., Class R6	175,974,947	27,005,772	(6,470,313)	(1,307,289)	18,321,508	213,524,625	9,468,941	11,419,577	[a]

Total Affiliated Securities	$706,277,973	$97,251,903	$(80,247,656)	$11,574,911	$115,385,770	$850,242,901		$55,571,824

Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	$1,237,646,875	$69,792,153	$(147,597,505)	$(3,800,871)	$124,763,311	$1,280,803,963	549,701,272	$69,792,150
Franklin Mutual Shares Fund, Class R6	1,248,713,107	100,853,451	(227,312,103)	29,428,479	140,546,916	1,292,229,850	46,904,895	100,853,451	[a]
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	4,344	30,587,241	(30,591,433)	—	—	152	152	4,948
Templeton Growth Fund Inc.,
Class R6	1,242,448,619	80,699,300	(145,581,203)	5,343,286	106,051,774	1,288,961,776	57,160,167	69,699,300	[a]

Total Affiliated Securities	$3,728,812,945	$281,932,145	$(551,082,244)	$30,970,894	$371,362,001	$3,861,995,741		$240,349,849

aDividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.

f.   Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2020.

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NOTES TO FINANCIAL STATEMENTS

4.   Income Taxes

The tax character of distributions paid during the years ended December 31, 2019 and 2018, was as follows:

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	2019	2018	2019	2018

Distributions paid from:
Ordinary income	$11,702,399	$6,797,708	$115,333,342	$142,885,342
Long term capital gain	54,941,458	33,087,546	—	—

	$66,643,857	$39,885,254	$115,333,342	$142,885,342

At December 31, 2019, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:.

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Cost of investments	$601,466,798	$3,881,183,743

Unrealized appreciation	$254,269,446	$87,036,144

Unrealized depreciation	(5,493,343)	(106,224,146)

Net unrealized appreciation (depreciation)	$248,776,103	$(19,188,002)

Distributable earnings:

Undistributed ordinary income	$1,280,092	$41,618,193

Undistributed long term capital gains	34,469,764	117,633,142

Total distributable earnings	$35,749,856	$159,251,335

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.

Franklin Corefolio Allocation Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.

5.   Investment Transactions

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2019, were as follows:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Purchases	$16,788,968	$11,000,000

Sales	$55,349,066	$520,490,808

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NOTES TO FINANCIAL STATEMENTS

6.   Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 7, 2020, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 5, 2021, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2019, the Funds did not use the Global Credit Facility.

7.   Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At December 31, 2019, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

8.   Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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FRANKLIN FUND ALLOCATOR SERIES

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund (the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2020

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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FRANKLIN FUND ALLOCATOR SERIES

Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, Franklin Corefolio Allocation Fund hereby reports the maximum amount allowable but no less than $58,318,068 as long term capital gain dividend for the fiscal year ended December 31, 2019.

Under Section 871(k)(2)(C) of the Internal Revenue Code, Franklin Corefolio Allocation Fund hereby report the maximum amount allowable but no less than $3,813,959 as short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended December 31, 2019:

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2019:

Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
57.08%	38.15%

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended December 31, 2019:

Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
$12,137,178	$83,167,771

Distributions, including qualified dividend income, paid during calendar year 2019 will be reported to shareholders on Form 1099-DIV by mid-February 2020. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2019, the Funds, qualified fund of funds under Section 852(g)(2) of Internal Revenue Code, received an allocation of foreign taxes paid from one or more of their underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on December 27, 2019, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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FRANKLIN FUND ALLOCATOR SERIES

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share

Franklin Corefolio Allocation Fund
Class A	$0.0124	$0.1151	$0.0911
Class C	$0.0124	$0.1151	$0.0911
Class R	$0.0124	$0.1151	$0.0911
Class R6	$0.0124	$0.1151	$0.0911
Advisor Class	$0.0124	$0.1151	$0.0911

Franklin Founding Funds Allocation Fund
Class A	$0.0119	$0.1100	$0.0871
Class C	$0.0119	$0.1100	$0.0871
Class R	$0.0119	$0.1100	$0.0871
Class R6	$0.0119	$0.1100	$0.0871
Advisor Class	$0.0119	$0.1100	$0.0871

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the prior calendar year. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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FRANKLIN FUND ALLOCATOR SERIES

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	132	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	111	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	132	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 1998 and Lead Independent Trustee since March 2019	132	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

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FRANKLIN FUND ALLOCATOR SERIES

Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	132	Boeing Capital Corporation (aircraft financing) (2006-2010).

Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly, Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	132	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Interested Board Members and Officers

	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	144	None

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	132	None

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Interim Chief Compliance Officer	Since January 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, and officer of 24 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Co-Secretary	Vice President since 2009 and Co-Secretary since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly,Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Edward D. Perks (1970) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, and officer of 41 of the investment companies in Franklin Templeton.

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel, Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Co-Secretary	Vice President since 2011 and Co-Secretary since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Effective March 12, 2019, John B. Wilson ceased to be a trustee of the Trust.

Note 3: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “house- holding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report and Shareholder Letter Franklin Fund Allocator Series
Fund Administrator	Distributor	Shareholder Services
Franklin Templeton	Franklin Templeton Distributors, Inc.	(800) 632-2301
Services, LLC	(800) DIAL BEN® / 342-5236
franklintempleton.com

© 2020 Franklin Templeton Investments. All rights reserved.	FAS2 A 02/20

Franklin LifeSmart™

Retirement Income Fund	2040 Retirement Target Fund

2020 Retirement Target Fund	2045 Retirement Target Fund

2025 Retirement Target Fund	2050 Retirement Target Fund

2030 Retirement Target Fund	2055 Retirement Target Fund

2035 Retirement Target Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

SHAREHOLDER LETTER

Dear Shareholder:

The U.S. economy, after moderating for two consecutive quarters, grew during the 12 months ended December 31, 2019, and the unemployment rate declined. In January 2019, the U.S. Federal Reserve (Fed) signaled the end of its tightening cycle and cut the federal funds rate by 0.25% at each of its July, September and October 2019 meetings, decreasing the rate from 2.50% to 1.75% by period-end. The Fed cited muted inflation pressures, some soft business indicators and the potential effects of global developments on the U.S. economy as rationale for its more accommodative monetary policy. Stocks responded positively to the interest-rate cuts, despite some volatility due to U.S.-China trade tensions, and stocks gained further in December 2019 after the Fed indicated it would likely leave interest rates unchanged in 2020.

In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s® 500 Index (S&P 500®), returned +28.88% (the index increasing from 2,506.85 to 3,230.78).1,3 The prices of stocks in global developed markets, as measured by the MSCI World Index, returned +25.19% (the index increasing from 1,883.901 to 2,358.468).2,3 Investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index (Bloomberg Index), posted a +8.72% total return (an index increase from 2,046.60 to 2,225.00), which includes reinvestment of income and distributions.4

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ annual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. As you know, all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin, welcome your questions and comments, and look forward to assisting your future investment plans.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of December 31, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Copyright © 2020, S&P Dow Jones Indices LLC. All rights reserved.

2. Source: MSCI.

3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +31.49% (index total return resulting in an increase from 4,984.22 to 6,553.57) and MSCI World Index +28.40% (index total return resulting in an increase from 7,771.710 to 9,979.034).

4. Sources: Morningstar and Bloomberg Barclays Indices. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Annual Report	franklintempleton.com

ANNUAL REPORT

Economic and Market Overview

Global developed and emerging market stocks, as measured by the MSCI All Country World Index, posted strong returns during the reporting period. Although global economic growth slowed from 2018, interest-rate cuts from many central banks and the easing of trade tensions near period-end contributed to the generally positive environment for equities worldwide. Reflecting investor optimism and slowing but resilient economic growth, stocks advanced in every major region of the globe.

In the U.S., solid economic growth also supported equities, as healthy consumer spending and a strong labor market kept the economy afloat. The unemployment rate fell during the year, reaching 3.5% in September, November and December 2019, the lowest recorded unemployment rate in 50 years.1 Wages also grew, albeit at a moderate pace, and inflation remained persistently low. In addition, deficit spending by the U.S. government boosted current growth at the expense of long-term debt. Despite the strength in the consumer sector, some parts of the economy struggled, particularly heavy industry. Annual industrial production contracted late in the reporting period, manufacturing output stalled and capital spending declined.

The U.S. Federal Reserve (Fed) provided a substantial boost to equity markets early in the reporting period as it shifted to a more accommodative monetary policy. In January 2019, the Fed signaled the end of its tightening cycle and cut the federal funds rate three times thereafter, lowering it to a range of 1.50%–1.75%. Stocks responded positively to the interest-rate cuts and gained further in December 2019 after the Fed indicated it would likely leave interest rates unchanged in 2020.

Growth slowed overall in the eurozone, particularly in Germany and Italy. Germany, which is heavily reliant on exports, was adversely affected by the trade conflict between the U.S. and China and the resulting slowdown in global trade. In Italy, political uncertainty and budget concerns caused the country’s annual gross domestic product (GDP) growth to stall in 2019’s first quarter before accelerating in the second quarter. Despite sluggish economic conditions, European developed market equities, as measured by the MSCI Europe Index, posted strong returns overall, as easing trade tensions buoyed investor optimism and an electoral victory by the Conservative Party in the U.K. alleviated uncertainty surrounding Brexit. Although the European Central Bank left its headline refinancing rate unchanged, it lowered the deposit rate and restarted its bond-buying stimulus program, further supporting stocks.

Economic growth in Asia was relatively solid overall, despite slowdowns in several large emerging market countries, such as China and India. Japan’s economy grew amid the Bank of Japan’s sizable stimulus program. The trade war between the U.S. and China provided the backdrop for Asian stocks, which rose and fell in sync with investor sentiment regarding a trade deal. A phase one trade agreement between the two countries reached in December 2019 propelled Asian developed and emerging market stocks, which ultimately ended with strong returns over the 12-month period, as measured by the MSCI All Country Asia Index.

Emerging market stocks overall experienced several sharp selloffs and subsequent rebounds throughout the reporting period before ending with gains. In aggregate, economic growth slowed somewhat from 2018 but remained solid, although there was some variation among individual countries. Many central banks in emerging markets cut interest rates throughout the reporting period which, along with resilient GDP growth, provided a supportive environment for equities. Russian stocks posted the highest returns among emerging markets as the threat of further sanctions receded and a solid fiscal environment reassured investors. Overall, global emerging markets, as measured by the MSCI Emerging Markets Index, posted robust returns for the period.

The foregoing information reflects our analysis and opinions as of December 31, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LifeSmart™ Retirement Income Fund

This annual report for Franklin LifeSmart™ Retirement Income Fund covers the fiscal year ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to make monthly distributions, while preserving the investors’ capital over the long term. The Fund employs an asset allocation strategy, combined with an income generation strategy, designed for investors in retirement. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), based on each underlying fund’s predominant asset class and strategy.

Asset Allocation*

Based on Total Net Assets as of 12/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +11.93% cumulative total return for the 12 months ended December 31, 2019. In comparison, the Fund’s equity benchmark, the MSCI All

Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +27.30% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +7.13% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, our largest domestic fixed income fund holding, Franklin U.S. Government Securities Fund –Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 64.

4	Annual Report	franklintempleton.com

FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

Top Fund Holdings

12/31/19

% of Total Net Assets

Franklin Income Fund – Class R6	20.2%

Franklin U.S. Government Securities Fund – Class R6	20.0%

Franklin Liberty U.S. Core Bond ETF	19.8%

Franklin LibertyQ U.S. Equity ETF	10.1%

iShares Core U.S. Aggregate Bond ETF	9.9%

UBS AG London Branch – senior note	5.1%

Vanguard Intermediate-Term Corporate Bond ETF	5.0%

Credit Suisse AG – senior note	4.8%

Templeton Global Total Return Fund – Class R6	3.6%

foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our domestic equity fund holding, Franklin LibertyQ U.S. Equity ETF, outperformed the Fund’s equity benchmark, the MSCI ACWI. Our domestic hybrid fund holding, Franklin Income Fund – Class R6, underperformed the MSCI ACWI and outperformed the Bloomberg Barclays Multiverse Index. The index-linked note increased the level of income the Fund was able to generate.

Thank you for your continued participation in Franklin LifeSmart™ Retirement Income Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

franklintempleton.com	Annual Report	5

FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

Performance Summary as of December 31, 2019

The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A4
1-Year	+11.93%	+5.79%
5-Year	+17.31%	+2.08%
10-Year	+65.78%	+4.59%

Advisor
1-Year	+12.16%	+12.16%
5-Year	+18.73%	+3.49%
10-Year	+70.39%	+5.47%

	Distribution	30-Day Standardized Yield[6]
Share Class	Rate[5]	(with fee waiver)	(without fee waiver)
A	3.55%	2.97%	2.32%
Advisor	3.99%	3.39%	2.71%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/10–12/31/19)

Advisor Class (1/1/10–12/31/19)

See page 9 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	12/31/19	12/31/18	Change
A (FTRAX)	$11.15	$10.35	+$0.80
C (FRTCX)	$11.01	$10.23	+$0.78
R (FBRLX)	$11.11	$10.31	+$0.80
R6 (FLMTX)	$11.20	$10.40	+$0.80
Advisor (FLRDX)	$11.19	$10.39	+$0.80

Distributions (1/1/19–12/31/19)

Share Class	Net Investment Income
A	$0.4185
C	$0.3369
R	$0.3909
R6	$0.4509
Advisor	$0.4461

Total Annual Operating Expenses8

Share Class	With Fee Waiver	Without Fee Waiver
A	0.71%	1.41%
Advisor	0.46%	1.16%

See page 9 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in equity-linked notes (ELNs) often have risks similar to their underlying securities, which could include management, market, and, as applicable, foreign securities and currency risks. In addition, ELNs are subject to certain debt securities risks, such as interest rate and credit risks, as well as counterparty and liquidity risk. Investments in equity index-linked notes (ILNs) often have risks similar to securities in the underlying index, which could include management risk, market risk and, as applicable, foreign securities and currency risks. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the fund to participate in losses (as well as gains) that exceed the fund’s initial investment.

The Fund is not guaranteed to achieve its investment goal of preserving capital while making monthly distributions nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital which will decrease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that shareholders realize when selling or exchanging Fund shares. The annual payout rate may be adjusted higher or lower from year to year, and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket. These and other risks are described more fully in the Fund’s prospectus.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 1, 2016, the Fund changed its name from Franklin LifeSmart 2015 Retirement Target Date Fund in connection with changes to its strategies including, among other things, the addition of an income generation strategy to support the Fund’s managed distribution policy. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Advisor Class) per share on 12/31/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

8. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,035.30	$1.54	$1,023.69	$1.53	0.30%
C	$1,000	$1,031.00	$5.38	$1,019.91	$5.35	1.05%
R	$1,000	$1,034.20	$2.56	$1,022.68	$2.55	0.50%
R6	$1,000	$1,036.70	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$1,036.50	$0.26	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LifeSmart™ 2020 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2020 Retirement Target Fund covers the fiscal year ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2020 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +13.43% cumulative total return for the 12 months ended December 31, 2019. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +27.30% total return. The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +7.13% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 70.

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FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

12/31/19

% of Total Net Assets

Franklin Liberty U.S. Core Bond ETF	21.4%

Franklin Growth Fund – Class R6	9.7%

iShares Core U.S. Aggregate Bond ETF	9.4%

Franklin LibertyQ U.S. Equity ETF	9.0%

Franklin Low Duration Total Return Fund – Class R6	8.6%

Franklin U.S. Core Equity (IU) Fund	8.3%

Franklin International Core Equity (IU) Fund	5.2%

Franklin Rising Dividends Fund – Class R6	4.9%

Templeton Global Total Return Fund – Class R6	3.8%

Vanguard Total International Bond ETF	3.6%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, which incepted on August 9, 2019, outperformed the index for the period since its inception through December 31, 2019. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, which was incepted on September 17, 2019, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, for the period since its inception through December 31, 2019. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2020 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager
May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4

1-Year	+13.43%	+7.19%

5-Year	+22.69%	+3.00%

Since Inception (7/1/13)	+42.36%	+4.67%

Advisor

1-Year	+13.77%	+13.77%

5-Year	+24.36%	+4.46%

Since Inception (7/1/13)	+44.82%	+5.86%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (7/1/13–12/31/19)

Advisor Class (7/1/13–12/31/19)

See page 15 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–12/31/19)

Share Class	Net Investment Income
A	$0.2953
C	$0.2082
R	$0.2643
R6	$0.3306
Advisor	$0.3247

Total Annual Operating Expenses6

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.43%
Advisor	0.45%	1.18%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,042.40	$2.01	$1,023.24	$1.99	0.39%
C	$1,000	$1,037.70	$5.86	$1,019.46	$5.80	1.14%
R	$1,000	$1,041.10	$3.29	$1,021.98	$3.26	0.64%
R6	$1,000	$1,044.00	$0.46	$1,024.75	$0.46	0.09%
Advisor	$1,000	$1,043.70	$0.72	$1,024.50	$0.71	0.14%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LifeSmart™ 2025 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2025 Retirement Target Fund covers the fiscal year ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2025 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +16.85% cumulative total return for the 12 months ended December 31, 2019. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +27.30% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +7.13% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 77.

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FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

12/31/19

% of Total Net Assets

Franklin Liberty U.S. Core Bond ETF	17.3%

Franklin Growth Fund – Class R6	11.9%

Franklin LibertyQ U.S. Equity ETF	11.0%

Franklin U.S. Core Equity (IU) Fund	9.9%

iShares Core U.S. Aggregate Bond ETF	7.6%

Franklin Low Duration Total Return Fund – Class R6	6.8%

Franklin International Core Equity (IU) Fund	6.0%

Franklin Rising Dividends Fund – Class R6	6.0%

Franklin Emerging Market Core Equity (IU) Fund	3.5%

Templeton Global Total Return Fund – Class R6	3.1%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund – Class R6 outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, which incepted on August 9, 2019, outperformed the index for the period since its inception through December 31, 2019. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, which was incepted on September 17, 2019, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, for the period since its inception through December 31, 2019. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2025 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager
May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

18	Annual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A4
1-Year	+16.85%	+10.43%
5-Year	+28.03%	+3.88%
10-Year	+96.42%	+6.38%

Advisor
1-Year	+17.09%	+17.09%
5-Year	+29.70%	+5.34%
10-Year	+101.86%	+7.28%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/10–12/31/19)

Advisor Class (1/1/10–12/31/19)

See page 21 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–12/31/19)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.2764	$0.1899	$0.4663
C	$0.1829	$0.1899	$0.3728
R	$0.2433	$0.1899	$0.4332
R6	$0.3149	$0.1899	$0.5048
Advisor	$0.3076	$0.1899	$0.4975

Total Annual Operating Expenses6

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.27%
Advisor	0.45%	1.02%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,049.50	$2.07	$1,023.19	$2.04	0.40%
C	$1,000	$1,045.30	$5.93	$1,019.41	$5.85	1.15%
R	$1,000	$1,048.30	$3.36	$1,021.93	$3.31	0.65%
R6	$1,000	$1,051.10	$0.52	$1,024.70	$0.51	0.10%
Advisor	$1,000	$1,050.80	$0.78	$1,024.45	$0.77	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

22	Annual Report	franklintempleton.com

Franklin LifeSmart™ 2030 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2030 Retirement Target Fund covers the fiscal year ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2030 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +18.80% cumulative total return for the 12 months ended December 31, 2019. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +27.30% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +7.13% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 84.

franklintempleton.com	Annual Report	23

FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

12/31/19

% of Total Net Assets

Franklin Growth Fund – Class R6	14.1%

Franklin LibertyQ U.S. Equity ETF	13.1%

Franklin Liberty U.S. Core Bond ETF	12.6%

Franklin U.S. Core Equity (IU) Fund	11.7%

Franklin Rising Dividends Fund – Class R6	7.0%

Franklin International Core Equity (IU) Fund	6.9%

iShares Core U.S. Aggregate Bond ETF	5.5%

Franklin Low Duration Total Return Fund – Class R6	5.0%

Franklin Emerging Market Core Equity (IU) Fund	4.0%

Franklin International Growth Fund – Class R6	3.1%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, which incepted on August 9, 2019, outperformed the index for the period since its inception through December 31, 2019. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, which was incepted on September 17, 2019, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, for the period since its inception through December 31, 2019. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2030 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

24	Annual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A4
1-Year	+18.80%	+12.26%
5-Year	+31.38%	+4.42%
Since Inception (7/1/13)	+55.18%	+6.07%

Advisor
1-Year	+19.22%	+19.22%
5-Year	+33.14%	+5.89%
Since Inception (7/1/13)	+57.85%	+7.27%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 27 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (7/1/13–12/31/19)

Advisor Class (7/1/13–12/31/19)

See page 27 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–12/31/19)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.2291	$0.1359	$0.3650
C	$0.1360	$0.1359	$0.2719
R	$0.1984	$0.1359	$0.3343
R6	$0.2667	$0.1359	$0.4026
Advisor	$0.2605	$0.1359	$0.3964

Total Annual Operating Expenses6

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.49%
Advisor	0.45%	1.24%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,056.90	$1.92	$1,023.34	$1.89	0.37%
C	$1,000	$1,053.50	$5.80	$1,019.56	$5.70	1.12%
R	$1,000	$1,056.40	$3.21	$1,022.08	$3.16	0.62%
R6	$1,000	$1,059.10	$0.36	$1,024.85	$0.36	0.07%
Advisor	$1,000	$1,058.90	$0.62	$1,024.60	$0.61	0.12%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

28	Annual Report	franklintempleton.com

Franklin LifeSmart™ 2035 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2035 Retirement Target Fund covers the fiscal year ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2035 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +20.36% cumulative total return for the 12 months ended December 31, 2019. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +27.30% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +7.13% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 31.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 91.

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FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

12/31/19

% of Total Net Assets

Franklin Growth Fund – Class R6	15.9%

Franklin LibertyQ U.S. Equity ETF	14.8%

Franklin U.S. Core Equity (IU) Fund	13.3%

Franklin Liberty U.S. Core Bond ETF	9.0%

Franklin Rising Dividends Fund – Class R6	7.9%

Franklin International Core Equity (IU) Fund	7.7%

Franklin Emerging Market Core Equity (IU) Fund	4.5%

iShares Core U.S. Aggregate Bond ETF	4.0%

Franklin Low Duration Total Return Fund – Class R6	3.6%

Franklin International Growth Fund – Class R6	3.5%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund –Class R6 outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, which incepted on August 9, 2019, outperformed the index for the period since its inception through December 31, 2019. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, which was incepted on September 17, 2019, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, for the period since its inception through December 31, 2019. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2035 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A4
1-Year	+20.36%	+13.74%
5-Year	+33.58%	+4.76%
10-Year	+110.29%	+7.11%

Advisor
1-Year	+20.73%	+20.73%
5-Year	+35.37%	+6.24%
10-Year	+116.37%	+8.02%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 33 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/10–12/31/19)

Advisor Class (1/1/10–12/31/19)

See page 33 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–12/31/19)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.2416	$0.0007	$0.2785	$0.5208
C	$0.1440	$0.0007	$0.2785	$0.4232
R	$0.2080	$0.0007	$0.2785	$0.4872
R6	$0.2818	$0.0007	$0.2785	$0.5610
Advisor	$0.2748	$0.0007	$0.2785	$0.5540

Total Annual Operating Expenses6

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.33%
Advisor	0.45%	1.08%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,063.00	$1.98	$1,023.29	$1.94	0.38%
C	$1,000	$1,058.80	$5.86	$1,019.51	$5.75	1.13%
R	$1,000	$1,061.60	$3.22	$1,022.08	$3.16	0.62%
R6	$1,000	$1,065.00	$0.42	$1,024.80	$0.41	0.08%
Advisor	$1,000	$1,064.60	$0.68	$1,024.55	$0.66	0.13%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

34	Annual Report	franklintempleton.com

Franklin LifeSmart™ 2040 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2040 Retirement Target Fund covers the fiscal year ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2040 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +21.50% cumulative total return for the 12 months ended December 31, 2019. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +27.30% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +7.13% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 37.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 98.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

12/31/19

% of Total Net Assets

Franklin Growth Fund – Class R6	17.7%

Franklin LibertyQ U.S. Equity ETF	16.6%

Franklin U.S. Core Equity (IU) Fund	14.7%

Franklin Rising Dividends Fund – Class R6	8.9%

Franklin International Core Equity (IU) Fund	8.3%

Franklin Liberty U.S. Core Bond ETF	6.2%

Franklin Emerging Market Core Equity (IU) Fund	4.9%

Templeton Foreign Fund – Class R6	3.8%

Franklin International Growth Fund – Class R6	3.7%

Franklin LibertyQ Emerging Markets ETF	3.3%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund – Class R6 outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, which incepted on August 9, 2019 outperformed the index for the period since its inception through December 31, 2019. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, which was incepted on August 9, 2019, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, for the period since its inception through December 31, 2019. Our foreign fixed income fund holding, Franklin Liberty High Yield Corporate ETF, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2040 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A4
1-Year	+21.50%	+14.78%
5-Year	+35.11%	+5.02%
Since Inception (7/1/13)	+61.21%	+6.69%

Advisor
1-Year	+21.68%	+21.68%
5-Year	+36.63%	+6.44%
Since Inception (7/1/13)	+63.84%	+7.89%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 39 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (7/1/13–12/31/19)

Advisor Class (7/1/13–12/31/19)

See page 39 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–12/31/19)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.1839	$0.1436	$0.3275
C	$0.0918	$0.1436	$0.2354
R	$0.1510	$0.1436	$0.2946
R6	$0.2219	$0.1436	$0.3655
Advisor	$0.2163	$0.1436	$0.3599

Total Annual Operating Expenses6

	With Fee	Without Fee
Share Class	Waiver	Waiver
A	0.70%	1.68%
Advisor	0.45%	1.43%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,069.80	$1.88	$1,023.39	$1.84	0.36%
C	$1,000	$1,066.10	$5.78	$1,019.61	$5.65	1.11%
R	$1,000	$1,068.30	$3.18	$1,022.13	$3.11	0.61%
R6	$1,000	$1,071.70	$0.31	$1,024.90	$0.31	0.06%
Advisor	$1,000	$1,070.90	$0.57	$1,024.65	$0.56	0.11%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

40	Annual Report	franklintempleton.com

Franklin LifeSmart™ 2045 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2045 Retirement Target Fund covers the fiscal year ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2045 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +22.33% cumulative total return for the 12 months ended December 31, 2019. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +27.30% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +7.13% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 43.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 105.

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FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

12/31/19

% of Total Net Assets

Franklin Growth Fund – Class R6	19.1%

Franklin LibertyQ U.S. Equity ETF	17.9%

Franklin U.S. Core Equity (IU) Fund	15.9%

Franklin Rising Dividends Fund – Class R6	9.6%

Franklin International Core Equity (IU) Fund	8.8%

Franklin Emerging Market Core Equity (IU) Fund	5.4%

Franklin International Growth Fund – Class R6	4.0%

Templeton Foreign Fund – Class R6	3.9%

Franklin LibertyQ Emerging Markets ETF	3.6%

iShares Core U.S. Aggregate Bond ETF	3.3%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund –Class R6 outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, which incepted on August 9, 2019, outperformed the index for the period since its inception through December 31, 2019. On the fixed income side, our largest domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. The Fund did not have any foreign fixed income holdings at period-end.

Thank you for your continued participation in Franklin LifeSmart™ 2045 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4

1-Year	+22.33%	+15.61%

5-Year	+35.87%	+5.13%

10-Year	+118.67%	+7.53%

Advisor

1-Year	+22.53%	+22.53%

5-Year	+37.62%	+6.59%

10-Year	+124.54%	+8.42%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 45 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/10–12/31/19)

Advisor Class (1/1/10–12/31/19)

See page 45 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (1/1/19–12/31/19)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.2096	$0.2173	$0.4269
C	$0.1113	$0.2173	$0.3286
R	$0.1751	$0.2173	$0.3924
R6	$0.2498	$0.2173	$0.4671
Advisor	$0.2431	$0.2173	$0.4604

Total Annual Operating Expenses6

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.46%
Advisor	0.45%	1.21%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,074.10	$1.93	$1,023.34	$1.89	0.37%
C	$1,000	$1,069.70	$5.84	$1,019.56	$5.70	1.12%
R	$1,000	$1,073.00	$3.24	$1,022.08	$3.16	0.62%
R6	$1,000	$1,076.00	$0.37	$1,024.85	$0.36	0.07%
Advisor	$1,000	$1,074.90	$0.63	$1,024.60	$0.61	0.12%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LifeSmart™ 2050 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2050 Retirement Target Fund covers the fiscal year ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2050 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +22.00% cumulative total return for the 12 months ended December 31, 2019. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +27.30% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +7.13% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 49.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 112.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

12/31/19

% of Total Net Assets

Franklin Growth Fund – Class R6	19.3%

Franklin LibertyQ U.S. Equity ETF	17.9%

Franklin U.S. Core Equity (IU) Fund	16.0%

Franklin Rising Dividends Fund – Class R6	9.7%

Franklin International Core Equity (IU) Fund	8.9%

Franklin Emerging Market Core Equity (IU) Fund	5.3%

Franklin International Growth Fund – Class R6	4.0%

Templeton Foreign Fund – Class R6	4.0%

Franklin LibertyQ Emerging Markets ETF	3.6%

Franklin Liberty U.S. Core Bond ETF	2.7%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund –Class R6 outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, which incepted on August 9, 2019, outperformed the index for the period since its inception through December 31, 2019. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, which was incepted on September 17, 2019, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, for the period since its inception through December 31, 2019. The Fund did not have any foreign fixed income holdings at period-end.

Thank you for your continued participation in Franklin LifeSmart™ 2050 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager
May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund.

Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4

1-Year	+22.00%	+15.32%

5-Year	+36.42%	+5.20%

Since Inception (7/1/13)	+63.30%	+6.90%

Advisor

1-Year	+22.44%	+22.44%

5-Year	+38.25%	+6.69%

Since Inception (7/1/13)	+66.32%	+8.14%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 51 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (7/1/13–12/31/19)

Advisor Class (7/1/13–12/31/19)

See page 51 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (1/1/19–12/31/19)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.1622	$0.1339	$0.2961
C	$0.0679	$0.1339	$0.2018
R	$0.1303	$0.1339	$0.2642
R6	$0.2014	$0.1339	$0.3353
Advisor	$0.1948	$0.1339	$0.3287

Total Annual Operating Expenses6

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.86%
Advisor	0.45%	1.61%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,071.30	$1.88	$1,023.39	$1.84	0.36%
C	$1,000	$1,067.80	$5.79	$1,019.61	$5.65	1.11%
R	$1,000	$1,070.80	$3.18	$1,022.13	$3.11	0.61%
R6	$1,000	$1,073.30	$0.31	$1,024.90	$0.31	0.06%
Advisor	$1,000	$1,073.10	$0.57	$1,024.65	$0.56	0.11%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

52	Annual Report	franklintempleton.com

Franklin LifeSmart™ 2055 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2055 Retirement Target Fund covers the fiscal year ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2055 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a +22.39% cumulative total return for the 12 months ended December 31, 2019. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a +27.30% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +7.13% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 55.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 119.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

12/31/19

% of Total Net Assets

Franklin Growth Fund – Class R6	19.2%

Franklin LibertyQ U.S. Equity ETF	17.9%

Franklin U.S. Core Equity (IU) Fund	16.0%

Franklin Rising Dividends Fund – Class R6	9.6%

Franklin International Core Equity (IU) Fund	8.8%

Franklin Emerging Market Core Equity (IU) Fund	5.2%

Franklin International Growth Fund – Class R6	4.0%

Templeton Foreign Fund – Class R6	4.0%

Franklin LibertyQ Emerging Markets ETF	3.6%

Franklin Liberty U.S. Core Bond ETF	2.7%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund –Class R6 outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, which incepted on August 9, 2019, outperformed the index for the period since its inception through December 31, 2019. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, which was incepted on September 17, 2019, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, for the period since its inception through December 31, 2019. The Fund did not have any foreign fixed income holdings at period-end.

Thank you for your continued participation in Franklin LifeSmart™ 2055 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA Co-Lead Portfolio Manager

May Tong, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4

1-Year	+22.39%	+15.60%

3-Year	+34.97%	+8.45%

Since Inception (5/1/15)	+31.68%	+4.80%

Advisor

1-Year	+22.67%	+22.67%

3-Year	+35.83%	+10.75%

Since Inception (5/1/15)	+32.97%	+6.29%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 57 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (5/1/15–12/31/19)

Advisor Class (5/1/15–12/31/19)

See page 57 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/19–12/31/19)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.1174	$0.1008	$0.2182
C	$0.0412	$0.1008	$0.1420
R	$0.0917	$0.1008	$0.1925
R6	$0.1500	$0.1008	$0.2508
Advisor	$0.1457	$0.1008	$0.2465

Total Annual Operating Expenses6

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	3.12%
Advisor	0.45%	2.87%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,075.30	$1.94	$1,023.34	$1.89	0.37%
C	$1,000	$1,070.50	$5.85	$1,019.56	$5.70	1.12%
R	$1,000	$1,074.10	$3.24	$1,022.08	$3.16	0.62%
R6	$1,000	$1,075.90	$0.37	$1,024.85	$0.36	0.07%
Advisor	$1,000	$1,076.60	$0.63	$1,024.60	$0.61	0.12%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ Retirement Income Fund

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.35	$11.06	$10.96	$10.78	$11.67

Income from investment operations[a]:

Net investment income[b,c]	0.43	0.50	0.43	0.27	0.26

Net realized and unrealized gains (losses)	0.79	(0.77)	0.10	0.28	(0.55)

Total from investment operations	1.22	(0.27)	0.53	0.55	(0.29)

Less distributions from:

Net investment income	(0.42)	(0.44)	(0.43)	(0.28)	(0.27)

Net realized gains	—	—	—	(0.05)	(0.33)

Tax return of capital.	—	—	—	(0.04)	—

Total distributions	(0.42)	(0.44)	(0.43)	(0.37)	(0.60)

Net asset value, end of year	$11.15	$10.35	$11.06	$10.96	$10.78

Total return[d]	11.93%	(2.48)%	4.84%	5.25%	(2.59)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.95%	0.90%	0.92%	0.90%	0.92%

Expenses net of waiver and payments by affiliates[e]	0.30% [f]	0.30% [f]	0.30% [f]	0.30%	0.33%

Net investment income[c]	3.91%	4.63%	3.89%	2.50%	2.27%

Supplemental data

Net assets, end of year (000’s)	$34,363	$31,461	$32,397	$39,713	$44,823

Portfolio turnover rate	82.72%	46.27%	28.12%	149.53%	38.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.33% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.23	$10.92	$10.83	$10.66	$11.55

Income from investment operations[a]:

Net investment income[b,c]	0.34	0.42	0.34	0.19	0.18

Net realized and unrealized gains (losses)	0.78	(0.76)	0.10	0.28	(0.55)

Total from investment operations	1.12	(0.34)	0.44	0.47	(0.37)

Less distributions from:

Net investment income	(0.34)	(0.35)	(0.35)	(0.22)	(0.19)

Net realized gains	—	—	—	(0.05)	(0.33)

Tax return of capital.	—	—	—	(0.03)	—

Total distributions	(0.34)	(0.35)	(0.35)	(0.30)	(0.52)

Net asset value, end of year	$11.01	$10.23	$10.92	$10.83	$10.66

Total return[d]	11.14%	(3.29)%	4.07%	4.50%	(3.32)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.69%	1.65%	1.67%	1.64%	1.64%

Expenses net of waiver and payments by affiliates[e]	1.04% [f]	1.05% [f]	1.05% [f]	1.04%	1.05%

Net investment income[c]	3.17%	3.88%	3.14%	1.76%	1.55%

Supplemental data

Net assets, end of year (000’s)	$10,568	$11,796	$16,070	$17,570	$20,858

Portfolio turnover rate	82.72%	46.27%	28.12%	149.53%	38.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.33% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.31	$11.01	$10.92	$10.74	$11.64

Income from investment operations[a]:

Net investment income[b,c]	0.40	0.48	0.40	0.25	0.25

Net realized and unrealized gains (losses)	0.79	(0.77)	0.09	0.28	(0.57)

Total from investment operations	1.19	(0.29)	0.49	0.53	(0.32)

Less distributions from:

Net investment income	(0.39)	(0.41)	(0.40)	(0.26)	(0.25)

Net realized gains	—	—	—	(0.05)	(0.33)

Tax return of capital	—	—	—	(0.04)	—

Total distributions	(0.39)	(0.41)	(0.40)	(0.35)	(0.58)

Net asset value, end of year	$11.11	$10.31	$11.01	$10.92	$10.74

Total return	11.69%	(2.67)%	4.57%	4.94%	(2.87)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.16%	1.11%	1.17%	1.15%	1.14%

Expenses net of waiver and payments by affiliates[d]	0.51% [e]	0.51% [e]	0.55% [e]	0.55%	0.55%

Net investment income[c]	3.70%	4.42%	3.64%	2.25%	2.05%

Supplemental data

Net assets, end of year (000’s)	$2,336	$2,876	$4,071	$4,920	$4,130

Portfolio turnover rate	82.72%	46.27%	28.12%	149.53%	38.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.33% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.40	$11.11	$11.01	$10.82	$11.72

Income from investment operations[a]:

Net investment income[b,c]	0.47	0.54	0.47	0.30	0.31

Net realized and unrealized gains (losses)	0.78	(0.78)	0.10	0.29	(0.57)

Total from investment operations	1.25	(0.24)	0.57	0.59	(0.26)

Less distributions from:

Net investment income	(0.45)	(0.47)	(0.47)	(0.31)	(0.31)

Net realized gains	—	—	—	(0.05)	(0.33)

Tax return of capital	—	—	—	(0.04)	—

Total distributions	(0.45)	(0.47)	(0.47)	(0.40)	(0.64)

Net asset value, end of year	$11.20	$10.40	$11.11	$11.01	$10.82

Total return	12.20%	(2.16)%	5.14%	5.60%	(2.34)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.59%	0.54%	0.52%	0.55%	0.53%

Expenses net of waiver and payments by affiliates[d]	—% [e]	—% [e]	—% [e]	—%	—%

Net investment income[c]	4.21%	4.93%	4.19%	2.80%	2.60%

Supplemental data

Net assets, end of year (000’s)	$2,043	$1,798	$4,031	$3,930	$6,828

Portfolio turnover rate	82.72%	46.27%	28.12%	149.53%	38.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.33% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.39	$11.10	$11.00	$10.81	$11.71

Income from investment operations[a]:

Net investment income[b,c]	0.46	0.53	0.46	0.29	0.25

Net realized and unrealized gains (losses)	0.79	(0.77)	0.10	0.29	(0.52)

Total from investment operations	1.25	(0.24)	0.56	0.58	(0.27)

Less distributions from:

Net investment income	(0.45)	(0.47)	(0.46)	(0.30)	(0.30)

Net realized gains	—	—	—	(0.05)	(0.33)

Tax return of capital	—	—	—	(0.04)	—

Total distributions	(0.45)	(0.47)	(0.46)	(0.39)	(0.63)

Net asset value, end of year	$11.19	$10.39	$11.10	$11.00	$10.81

Total return	12.16%	(2.21)%	5.09%	5.55%	(2.40)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.70%	0.65%	0.67%	0.65%	0.64%

Expenses net of waiver and payments by affiliates[d]	0.05% [e]	0.05% [e]	0.05% [e]	0.05%	0.05%

Net investment income[c]	4.16%	4.88%	4.14%	2.75%	2.55%

Supplemental data

Net assets, end of year (000’s)	$1,875	$1,409	$2,122	$1,696	$880

Portfolio turnover rate	82.72%	46.27%	28.12%	149.53%	38.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.33% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	63

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2019

Franklin LifeSmart™ Retirement Income Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 88.6%

Domestic Equity 10.1%
[a] Franklin LibertyQ U.S. Equity ETF	148,348	$5,190,696

Domestic Fixed Income 54.7%
[a] Franklin Liberty U.S. Core Bond ETF	404,681	10,153,406
[a] Franklin U.S. Government Securities Fund, Class R6	1,686,075	10,217,615
iShares Core U.S. Aggregate Bond ETF	45,240	5,083,619
Vanguard Intermediate-Term Corporate Bond ETF	27,878	2,546,098

		28,000,738

Domestic Hybrid 20.2%
[a] Franklin Income Fund, Class R6	4,438,264	10,341,156

Foreign Fixed Income 3.6%
[a] Templeton Global Total Return Fund, Class R6	164,278	1,821,838

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $43,615,035)		45,354,428

	Units

[b] Index-Linked Notes 9.9%
[c] Credit Suisse AG, senior note, 8.16%, 2/08/21	800	2,471,688
[c,d] UBS AG London Branch, senior note, 144A, 7.008%, 5/07/21	2,500	2,594,575

Total Index-Linked Notes (Cost $4,911,640)		5,066,263

Total Investments before Short Term Investments (Cost $48,526,675)		50,420,691

	Shares

Short Term Investments (Cost $870,194) 1.7%

Money Market Funds 1.7%
[a,e] Institutional Fiduciary Trust Money Market Portfolio, 1.26%	870,194	870,194

Total Investments (Cost $49,396,869) 100.2%		51,290,885

Other Assets, less Liabilities (0.2)%		(106,102)

Net Assets 100.0%		$51,184,783

See Abbreviations on page 162.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bSee Note 1(c) regarding index-linked notes.

cSecurity pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2019, the value of this security was $2,594,575, representing 5.1% of net assets.

eThe rate shown is the annualized seven-day effective yield at period end.

64	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2020 Retirement Target Fund

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.00	$11.76	$10.68	$10.61	$11.14

Income from investment operations[a]:

Net investment income[b,c]	0.29	0.35	0.18	0.13	0.24

Net realized and unrealized gains (losses)	1.18	(0.79)	1.05	0.19	(0.48)

Total from investment operations	1.47	(0.44)	1.23	0.32	(0.24)

Less distributions from:

Net investment income	(0.30)	(0.32)	(0.15)	(0.17)	(0.19)

Net realized gains	—	—	—	(0.08)	(0.10)

Total distributions	(0.30)	(0.32)	(0.15)	(0.25)	(0.29)

Net asset value, end of year	$12.17	$11.00	$11.76	$10.68	$10.61

Total return[d]	13.43%	(3.78)%	11.53%	3.03%	(2.18)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.97%	0.94%	1.02%	0.98%	1.05%

Expenses net of waiver and payments by affiliates[e]	0.35%	0.30%	0.30%	0.30%	0.32%

Net investment income[c]	2.47%	2.92%	1.58%	1.25%	2.06%

Supplemental data

Net assets, end of year (000’s)	$27,016	$24,108	$20,289	$19,292	$19,895

Portfolio turnover rate	120.35%	57.42%	47.93%	87.38%	47.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.36% for the year ended December 31, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	65

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.93	$11.69	$10.62	$10.56	$11.08

Income from investment operations[a]:

Net investment income[b,c]	0.20	0.24	0.10	0.05	0.14

Net realized and unrealized gains (losses)	1.17	(0.76)	1.03	0.18	(0.44)

Total from investment operations	1.37	(0.52)	1.13	0.23	(0.30)

Less distributions from:

Net investment income	(0.21)	(0.24)	(0.06)	(0.09)	(0.12)

Net realized gains	—	—	—	(0.08)	(0.10)

Total distributions	(0.21)	(0.24)	(0.06)	(0.17)	(0.22)

Net asset value, end of year	$12.09	$10.93	$11.69	$10.62	$10.56

Total return[d]	12.59%	(4.53)%	10.69%	2.29%	(2.84)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.72%	1.69%	1.77%	1.73%	1.78%

Expenses net of waiver and payments by affiliates[e]	1.10%	1.05%	1.05%	1.05%	1.05%

Net investment income[c]	1.72%	2.17%	0.83%	0.50%	1.33%

Supplemental data

Net assets, end of year (000’s)	$6,811	$6,364	$6,287	$5,138	$5,221

Portfolio turnover rate	120.35%	57.42%	47.93%	87.38%	47.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.36% for the year ended December 31, 2019.

66	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.99	$11.75	$10.66	$10.59	$11.12

Income from investment operations[a]:

Net investment income[b,c]	0.26	0.29	0.12	0.10	0.35

Net realized and unrealized gains (losses)	1.17	(0.76)	1.08	0.18	(0.61)

Total from investment operations	1.43	(0.47)	1.20	0.28	(0.26)

Less distributions from:

Net investment income	(0.26)	(0.29)	(0.11)	(0.13)	(0.17)

Net realized gains	—	—	—	(0.08)	(0.10)

Total distributions	(0.26)	(0.29)	(0.11)	(0.21)	(0.27)

Net asset value, end of year	$12.16	$10.99	$11.75	$10.66	$10.59

Total return	13.25%	(4.14)%	11.26%	2.74%	(2.35)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.22%	1.19%	1.27%	1.23%	1.28%

Expenses net of waiver and payments by affiliates[d]	0.60%	0.55%	0.55%	0.55%	0.55%

Net investment income[c]	2.22%	2.67%	1.33%	1.00%	1.83%

Supplemental data

Net assets, end of year (000’s)	$745	$767	$969	$3,145	$3,189

Portfolio turnover rate	120.35%	57.42%	47.93%	87.38%	47.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.36% for the year ended December 31, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	67

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.02	$11.79	$10.70	$10.64	$11.15

Income from investment operations[a]:

Net investment income[b,c]	0.32	0.37	0.21	0.17	0.23

Net realized and unrealized gains (losses)	1.19	(0.78)	1.06	0.17	(0.42)

Total from investment operations	1.51	(0.41)	1.27	0.34	(0.19)

Less distributions from:

Net investment income	(0.33)	(0.36)	(0.18)	(0.20)	(0.22)

Net realized gains	—	—	—	(0.08)	(0.10)

Total distributions	(0.33)	(0.36)	(0.18)	(0.28)	(0.32)

Net asset value, end of year	$12.20	$11.02	$11.79	$10.70	$10.64

Total return	13.83%	(3.57)%	11.93%	3.33%	(1.80)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.60%	0.58%	0.59%	0.57%	0.66%

Expenses net of waiver and payments by affiliates[d]	0.05%	—%	—%	—%	—%

Net investment income[c]	2.77%	3.22%	1.88%	1.55%	2.38%

Supplemental data

Net assets, end of year (000’s)	$7,429	$8,562	$8,831	$6,670	$6,751

Portfolio turnover rate	120.35%	57.42%	47.93%	87.38%	47.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.36% for the year ended December 31, 2019.

68	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.03	$11.79	$10.70	$10.63	$11.15

Income from investment operations[a]:

Net investment income[b,c]	0.32	0.35	0.23	0.16	0.25

Net realized and unrealized gains (losses)	1.17	(0.76)	1.04	0.18	(0.45)

Total from investment operations	1.49	(0.41)	1.27	0.34	(0.20)

Less distributions from:

Net investment income	(0.32)	(0.35)	(0.18)	(0.19)	(0.22)

Net realized gains	—	—	—	(0.08)	(0.10)

Total distributions	(0.32)	(0.35)	(0.18)	(0.27)	(0.32)

Net asset value, end of year	$12.20	$11.03	$11.79	$10.70	$10.63

Total return	13.77%	(3.62)%	11.88%	3.28%	(1.85)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.72%	0.69%	0.77%	0.73%	0.78%

Expenses net of waiver and payments by affiliates[d]	0.10%	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	2.72%	3.17%	1.83%	1.50%	2.33%

Supplemental data

Net assets, end of year (000’s)	$745	$637	$691	$317	$290

Portfolio turnover rate	120.35%	57.42%	47.93%	87.38%	47.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.36% for the year ended December 31, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	69

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2019

Franklin LifeSmart™ 2020 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.8%

Domestic Equity 32.5%
[a] Franklin Growth Fund, Class R6	36,835	$4,136,520
[a] Franklin LibertyQ U.S. Equity ETF	109,854	3,843,792
[a] Franklin Rising Dividends Fund, Class R6	29,718	2,066,897
[a] Franklin U.S. Core Equity (IU) Fund	329,300	3,553,150
Vanguard S&P 500 ETF	968	286,334

		13,886,693

Domestic Fixed Income 45.1%
[a] Franklin Liberty U.S. Core Bond ETF	363,802	9,127,756
[a] Franklin Low Duration Total Return Fund, Class R6	379,764	3,679,911
iShares Core U.S. Aggregate Bond ETF	35,776	4,020,149
Vanguard Intermediate-Term Corporate Bond ETF	10,016	914,761
Vanguard Total International Bond ETF	27,402	1,550,405

		19,292,982

Foreign Equity 16.1%
[a] Franklin Emerging Market Core Equity (IU) Fund	113,046	1,235,597
[a] Franklin FTSE Europe ETF	19,077	481,694
[a] Franklin FTSE Japan ETF	8,918	233,206
[a] Franklin International Core Equity (IU) Fund	198,136	2,199,303
[a] Franklin International Growth Fund, Class R6	56,963	948,429
[a] Franklin LibertyQ Emerging Markets ETF	27,339	814,265
[a] Templeton Foreign Fund, Class R6	132,509	944,789

		6,857,283

Foreign Fixed Income 5.1%
[a] Franklin Liberty High Yield Corporate ETF	21,230	555,914
[a] Templeton Global Total Return Fund, Class R6	146,460	1,624,246

		2,180,160

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $38,686,914)		42,217,118

Short Term Investments 1.0%

Money Market Funds (Cost $272,558) 0.6%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.26%	272,558	272,558

70	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $172,955) 0.4%
[c] Joint Repurchase Agreement, 1.536%, 1/02/20 (Maturity Value $172,970)
BNP Paribas Securities Corp. (Maturity Value $94,846)
Deutsche Bank Securities Inc. (Maturity Value $30,701)
HSBC Securities (USA) Inc. (Maturity Value $47,423)
Collateralized by U.S. Treasury Notes, 1.375% - 2.75%, 9/30/20 - 10/31/24; and U.S. Treasury Notes, Index Linked, 0.125%, 1/15/23 (valued at $176,512)	$172,955	$172,955

Total Investments (Cost $39,132,427) 99.8%		42,662,631

Other Assets, less Liabilities 0.2%		84,853

Net Assets 100.0%		$42,747,484

See Abbreviations on page 162.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. |	Annual Report	71

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2025 Retirement Target Fund

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.52	$12.97	$11.49	$11.44	$12.36

Income from investment operations[a]:

Net investment income[b,c]	0.27	0.32	0.19	0.14	0.19

Net realized and unrealized gains (losses)	1.66	(1.02)	1.52	0.19	(0.43)

Total from investment operations	1.93	(0.70)	1.71	0.33	(0.24)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.28)	(0.33)	(0.23)	(0.13)	(0.19)

Net realized gains	(0.19)	(0.42)	—	(0.15)	(0.49)

Total distributions	(0.47)	(0.75)	(0.23)	(0.28)	(0.68)

Net asset value, end of year	$12.98	$11.52	$12.97	$11.49	$11.44

Total return[d]	16.85%	(5.46)%	14.95%	2.96%	(2.08)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.80%	0.77%	0.80%	0.76%	0.77%

Expenses net of waiver and payments by affiliates[e]	0.35%	0.30% [f]	0.30%	0.30%	0.33%

Net investment income[c]	2.15%	2.41%	1.52%	1.18%	1.52%

Supplemental data

Net assets, end of year (000’s)	$86,084	$76,050	$77,510	$74,746	$72,625

Portfolio turnover rate	84.18%	52.98%	34.08%	83.67%	36.22%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

72	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.34	$12.77	$11.32	$11.27	$12.18

Income from investment operations[a]:

Net investment income[b,c]	0.17	0.20	0.09	0.05	0.10

Net realized and unrealized gains (losses)	1.62	(0.97)	1.50	0.20	(0.42)

Total from investment operations	1.79	(0.77)	1.59	0.25	(0.32)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.18)	(0.24)	(0.14)	(0.05)	(0.10)

Net realized gains	(0.19)	(0.42)	—	(0.15)	(0.49)

Total distributions	(0.37)	(0.66)	(0.14)	(0.20)	(0.59)

Net asset value, end of year	$12.76	$11.34	$12.77	$11.32	$11.27

Total return[d]	15.90%	(6.12)%	14.06%	2.21%	(2.74)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.55%	1.51%	1.55%	1.51%	1.49%

Expenses net of waiver and payments by affiliates[e]	1.10%	1.04% [f]	1.05%	1.05%	1.05%

Net investment income[c]	1.40%	1.67%	0.77%	0.43%	0.80%

Supplemental data

Net assets, end of year (000’s)	$23,450	$21,907	$27,301	$26,401	$29,425

Portfolio turnover rate	84.18%	52.98%	34.08%	83.67%	36.22%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	73

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.48	$12.93	$11.44	$11.40	$12.31

Income from investment operations[a]:

Net investment income[b,c]	0.23	0.26	0.14	0.11	0.17

Net realized and unrealized gains (losses)	1.65	(0.99)	1.54	0.19	(0.42)

Total from investment operations	1.88	(0.73)	1.68	0.30	(0.25)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.24)	(0.30)	(0.19)	(0.11)	(0.17)

Net realized gains	(0.19)	(0.42)	—	(0.15)	(0.49)

Total distributions	(0.43)	(0.72)	(0.19)	(0.26)	(0.66)

Net asset value, end of year	$12.93	$11.48	$12.93	$11.44	$11.40

Total return	16.52%	(5.73)%	14.73%	2.65%	(2.20)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.05%	1.02%	1.05%	1.01%	0.99%

Expenses net of waiver and payments by affiliates[d]	0.60%	0.55% [e]	0.55%	0.55%	0.55%

Net investment income[c]	1.90%	2.16%	1.27%	0.93%	1.30%

Supplemental data

Net assets, end of year (000’s)	$3,930	$4,510	$6,166	$7,411	$6,062

Portfolio turnover rate	84.18%	52.98%	34.08%	83.67%	36.22%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

74	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.56	$13.01	$11.52	$11.47	$12.39

Income from investment operations[a]:

Net investment income[b,c]	0.31	0.34	0.23	0.17	0.24

Net realized and unrealized gains (losses)	1.65	(1.00)	1.53	0.20	(0.44)

Total from investment operations	1.96	(0.66)	1.76	0.37	(0.20)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.31)	(0.37)	(0.27)	(0.17)	(0.23)

Net realized gains	(0.19)	(0.42)	—	(0.15)	(0.49)

Total distributions	(0.50)	(0.79)	(0.27)	(0.32)	(0.72)

Net asset value, end of year	$13.02	$11.56	$13.01	$11.52	$11.47

Total return	17.14%	(5.15)%	15.34%	3.24%	(1.74)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.41%	0.38%	0.37%	0.37%	0.36%

Expenses net of waiver and payments by affiliates[d]	0.05%	—% [e]	—%	—%	—%

Net investment income[c]	2.45%	2.71%	1.82%	1.48%	1.85%

Supplemental data

Net assets, end of year (000’s)	$14,717	$14,228	$17,009	$13,936	$17,129

Portfolio turnover rate	84.18%	52.98%	34.08%	83.67%	36.22%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	75

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.55	$13.00	$11.51	$11.46	$12.38

Income from investment operations[a]:

Net investment income[b,c]	0.30	0.33	0.23	0.17	0.16

Net realized and unrealized gains (losses)	1.66	(1.00)	1.52	0.19	(0.37)

Total from investment operations	1.96	(0.67)	1.75	0.36	(0.21)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.31)	(0.36)	(0.26)	(0.16)	(0.22)

Net realized gains	(0.19)	(0.42)	—	(0.15)	(0.49)

Total distributions	(0.50)	(0.78)	(0.26)	(0.31)	(0.71)

Net asset value, end of year	$13.01	$11.55	$13.00	$11.51	$11.46

Total return	17.09%	(5.20)%	15.30%	3.20%	(1.80)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.55%	0.52%	0.55%	0.51%	0.49%

Expenses net of waiver and payments by affiliates[d]	0.10%	0.05% [e]	0.05%	0.05%	0.05%

Net investment income[c]	2.40%	2.66%	1.77%	1.43%	1.80%

Supplemental data

Net assets, end of year (000’s)	$1,532	$1,449	$1,866	$1,381	$1,194

Portfolio turnover rate	84.18%	52.98%	34.08%	83.67%	36.22%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

76	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2019

Franklin LifeSmart™ 2025 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.0%

Domestic Equity 39.6%
[a] Franklin Growth Fund, Class R6	137,936	$15,490,253
[a] Franklin LibertyQ U.S. Equity ETF	409,160	14,316,509
[a] Franklin Rising Dividends Fund, Class R6	111,105	7,727,333
[a] Franklin U.S. Core Equity (IU) Fund	1,192,043	12,862,146
Vanguard S&P 500 ETF	3,475	1,027,905

		51,424,146

Domestic Fixed Income 36.3%
[a] Franklin Liberty U.S. Core Bond ETF	893,551	22,419,105
[a] Franklin Low Duration Total Return Fund, Class R6	907,651	8,795,133
iShares Core U.S. Aggregate Bond ETF	88,034	9,892,381
Vanguard Intermediate-Term Corporate Bond ETF	23,855	2,178,677
Vanguard Total International Bond ETF	67,419	3,814,567

		47,099,863

Foreign Equity 19.0%
[a] Franklin Emerging Market Core Equity (IU) Fund	413,561	4,520,225
[a] Franklin FTSE Europe ETF	67,137	1,695,209
[a] Franklin FTSE Japan ETF	31,373	820,404
[a] Franklin International Core Equity (IU) Fund	696,427	7,730,338
[a] Franklin International Growth Fund, Class R6	208,590	3,473,014
[a] Franklin LibertyQ Emerging Markets ETF	100,483	2,992,786
[a] Templeton Foreign Fund, Class R6	480,295	3,424,502

		24,656,478

Foreign Fixed Income 4.1%
[a] Franklin Liberty High Yield Corporate ETF	50,217	1,314,947
[a] Templeton Global Total Return Fund, Class R6	356,916	3,958,203

		5,273,150

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $111,503,956)		128,453,637

Short Term Investments 1.0%

Money Market Funds (Cost $1,981) 0.0%†
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.26%.	1,981	1,981

franklintempleton.com	Annual Report	77

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $1,299,292) 1.0%
[c] Joint Repurchase Agreement, 1.536%, 1/02/20 (Maturity Value $1,299,403)
BNP Paribas Securities Corp. (Maturity Value $712,515)
Deutsche Bank Securities Inc. (Maturity Value $230,631)
HSBC Securities (USA) Inc. (Maturity Value $356,257)
Collateralized by U.S. Treasury Notes, 1.375% - 2.75%, 9/30/20 - 10/31/24; and U.S. Treasury Notes, Index Linked, 0.125%, 1/15/23 (valued at $1,326,013)	$1,299,292	$1,299,292

Total Investments (Cost $112,805,229) 100.0%		129,754,910

Other Assets, less Liabilities (0.0)%†		(41,386)

Net Assets 100.0%		$129,713,524

See Abbreviations on page 162.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

78	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2030 Retirement Target Fund

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.50	$12.70	$11.08	$10.95	$11.45

Income from investment operations[a]:

Net investment income[b,c]	0.25	0.29	0.19	0.13	0.20

Net realized and unrealized gains (losses)	1.90	(1.09)	1.65	0.19	(0.39)

Total from investment operations	2.15	(0.80)	1.84	0.32	(0.19)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.23)	(0.32)	(0.22)	(0.09)	(0.16)

Net realized gains	(0.14)	(0.08)	—	(0.10)	(0.15)

Total distributions	(0.37)	(0.40)	(0.22)	(0.19)	(0.31)

Net asset value, end of year	$13.28	$11.50	$12.70	$11.08	$10.95

Total return[d]	18.80%	(6.32)%	16.73%	2.93%	(1.75)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.02%	0.98%	1.08%	1.02%	1.17%

Expenses net of waiver and payments by affiliates[e]	0.34% [f]	0.30% [f]	0.30%	0.30%	0.32%

Net investment income[c]	1.96%	2.24%	1.60%	1.17%	1.55%

Supplemental data

Net assets, end of year (000’s)	$27,248	$22,447	$19,270	$16,788	$13,631

Portfolio turnover rate	93.46%	47.37%	37.45%	81.66%	44.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	79

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.37	$12.56	$10.97	$10.86	$11.38

Income from investment operations[a]:

Net investment income[b,c]	0.15	0.18	0.11	0.05	0.11

Net realized and unrealized gains (losses)	1.89	(1.06)	1.63	0.17	(0.38)

Total from investment operations	2.04	(0.88)	1.74	0.22	(0.27)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.14)	(0.23)	(0.15)	(0.01)	(0.10)

Net realized gains	(0.14)	(0.08)	—	(0.10)	(0.15)

Total distributions	(0.28)	(0.31)	(0.15)	(0.11)	(0.25)

Net asset value, end of year	$13.13	$11.37	$12.56	$10.97	$10.86

Total return[d]	17.98%	(7.02)%	15.89%	2.08%	(2.43)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.77%	1.73%	1.83%	1.77%	1.90%

Expenses net of waiver and payments by affiliates[e]	1.09% [f]	1.05% [f]	1.05%	1.05%	1.05%

Net investment income[c]	1.21%	1.49%	0.85%	0.42%	0.82%

Supplemental data

Net assets, end of year (000’s)	$9,146	$7,460	$7,642	$5,127	$4,124

Portfolio turnover rate	93.46%	47.37%	37.45%	81.66%	44.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

80	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.48	$12.68	$11.06	$10.94	$11.44

Income from investment operations[a]:

Net investment income[b,c]	0.22	0.23	0.15	0.10	0.18

Net realized and unrealized gains (losses)	1.91	(1.06)	1.65	0.18	(0.39)

Total from investment operations	2.13	(0.83)	1.80	0.28	(0.21)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.20)	(0.29)	(0.18)	(0.06)	(0.14)

Net realized gains	(0.14)	(0.08)	—	(0.10)	(0.15)

Total distributions	(0.34)	(0.37)	(0.18)	(0.16)	(0.29)

Net asset value, end of year	$13.27	$11.48	$12.68	$11.06	$10.94

Total return	18.64%	(6.59)%	16.39%	2.60%	(1.89)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.27%	1.23%	1.33%	1.27%	1.40%

Expenses net of waiver and payments by affiliates[d]	0.59% [e]	0.55% [e]	0.55%	0.55%	0.55%

Net investment income[c]	1.71%	1.99%	1.35%	0.92%	1.32%

Supplemental data

Net assets, end of year (000’s)	$1,058	$816	$1,148	$1,398	$870

Portfolio turnover rate	93.46%	47.37%	37.45%	81.66%	44.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	81

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.54	$12.74	$11.12	$10.99	$11.47

Income from investment operations[a]:

Net investment income[b,c]	0.29	0.32	0.23	0.16	0.20

Net realized and unrealized gains (losses)	1.92	(1.08)	1.65	0.19	(0.35)

Total from investment operations	2.21	(0.76)	1.88	0.35	(0.15)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.27)	(0.36)	(0.26)	(0.12)	(0.18)

Net realized gains	(0.14)	(0.08)	—	(0.10)	(0.15)

Total distributions	(0.41)	(0.44)	(0.26)	(0.22)	(0.33)

Net asset value, end of year	$13.34	$11.54	$12.74	$11.12	$10.99

Total return	19.26%	(6.02)%	17.01%	3.20%	(1.34)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.53%	0.52%	0.54%	0.57%	0.68%

Expenses net of waiver and payments by affiliates[d]	0.04% [e]	—% [e]	—%	—%	—%

Net investment income[c]	2.26%	2.54%	1.90%	1.47%	1.87%

Supplemental data

Net assets, end of year (000’s)	$22,064	$18,389	$18,260	$14,455	$13,041

Portfolio turnover rate	93.46%	47.37%	37.45%	81.66%	44.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

82	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.53	$12.73	$11.11	$10.98	$11.47

Income from investment operations[a]:

Net investment income[b,c]	0.28	0.31	0.23	0.15	0.27

Net realized and unrealized gains (losses)	1.92	(1.08)	1.64	0.19	(0.43)

Total from investment operations	2.20	(0.77)	1.87	0.34	(0.16)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.26)	(0.35)	(0.25)	(0.11)	(0.18)

Net realized gains	(0.14)	(0.08)	—	(0.10)	(0.15)

Total distributions	(0.40)	(0.43)	(0.25)	(0.21)	(0.33)

Net asset value, end of year	$13.33	$11.53	$12.73	$11.11	$10.98

Total return	19.22%	(6.08)%	16.97%	3.15%	(1.46)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.77%	0.73%	0.83%	0.77%	0.90%

Expenses net of waiver and payments by affiliates[d]	0.09% [e]	0.05% [e]	0.05%	0.05%	0.05%

Net investment income[c]	2.21%	2.49%	1.85%	1.42%	1.82%

Supplemental data

Net assets, end of year (000’s)	$997	$785	$662	$332	$303

Portfolio turnover rate	93.46%	47.37%	37.45%	81.66%	44.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	83

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2019

Franklin LifeSmart™ 2030 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.0%

Domestic Equity 46.8%
[a] Franklin Growth Fund, Class R6	75,791	$8,511,403
[a] Franklin LibertyQ U.S. Equity ETF	226,883	7,938,636
[a] Franklin Rising Dividends Fund, Class R6	61,187	4,255,533
[a] Franklin U.S. Core Equity (IU) Fund	652,684	7,042,457
Vanguard S&P 500 ETF	1,900	562,020

		28,310,049

Domestic Fixed Income 26.5%
[a] Franklin Liberty U.S. Core Bond ETF	302,882	7,599,279
[a] Franklin Low Duration Total Return Fund, Class R6	314,399	3,046,531
iShares Core U.S. Aggregate Bond ETF	29,732	3,340,985
Vanguard Intermediate-Term Corporate Bond ETF	8,302	758,221
Vanguard Total International Bond ETF	22,587	1,277,972

		16,022,988

Foreign Equity 21.9%
[a] Franklin Emerging Market Core Equity (IU) Fund	219,496	2,399,088
[a] Franklin FTSE Europe ETF	36,005	909,126
[a] Franklin FTSE Japan ETF	17,565	459,325
[a] Franklin International Core Equity (IU) Fund	373,564	4,146,561
[a] Franklin International Growth Fund, Class R6	111,884	1,862,871
[a] Franklin LibertyQ Emerging Markets ETF	54,647	1,627,606
[a] Templeton Foreign Fund, Class R6	257,637	1,836,950

		13,241,527

Foreign Fixed Income 2.8%
[a] Franklin Liberty High Yield Corporate ETF	17,353	454,394
[a] Templeton Global Total Return Fund, Class R6	115,392	1,279,699

		1,734,093

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $52,608,067)		59,308,657

Short Term Investments 1.9%

Money Market Funds (Cost $687,164) 1.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.26%	687,164	687,164

84	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $428,718) 0.7%
[c] Joint Repurchase Agreement, 1.536%, 1/02/20 (Maturity Value $428,755)
BNP Paribas Securities Corp. (Maturity Value $235,103)
Deutsche Bank Securities Inc. (Maturity Value $76,100)
HSBC Securities (USA) Inc. (Maturity Value $117,552)
Collateralized by U.S. Treasury Notes, 1.375% - 2.75%, 9/30/20 - 10/31/24; and U.S. Treasury Notes, Index Linked, 0.125%, 1/15/23 (valued at $437,535)	$428,718	$428,718

Total Investments (Cost $53,723,949) 99.9%		60,424,539

Other Assets, less Liabilities 0.1%		88,742

Net Assets 100.0%		$60,513,281

See Abbreviations on page 162.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	85

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2035 Retirement Target Fund

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.03	$13.70	$11.86	$11.78	$12.67

Income from investment operations[a]:

Net investment income[b,c]	0.24	0.29	0.20	0.13	0.17

Net realized and unrealized gains (losses)	2.19	(1.21)	1.92	0.23	(0.41)

Total from investment operations	2.43	(0.92)	2.12	0.36	(0.24)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.24)	(0.30)	(0.28)	(0.10)	(0.18)

Net realized gains	(0.28)	(0.45)	—	(0.18)	(0.47)

Total distributions	(0.52)	(0.75)	(0.28)	(0.28)	(0.65)

Net asset value, end of year	$13.94	$12.03	$13.70	$11.86	$11.78

Total return[d]	20.36%	(6.87)%	17.93%	3.11%	(2.00)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.86%	0.81%	0.86%	0.82%	0.84%

Expenses net of waiver and payments by affiliates[e]	0.34%	0.30% [f]	0.30%	0.30%	0.33%

Net investment income[c]	1.81%	2.04%	1.55%	1.15%	1.30%

Supplemental data

Net assets, end of year (000’s)	$72,425	$60,087	$61,238	$56,650	$53,701

Portfolio turnover rate	79.04%	47.85%	31.98%	77.39%	33.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

86	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.75	$13.40	$11.61	$11.54	$12.43

Income from investment operations[a]:

Net investment income[b,c]	0.14	0.16	0.10	0.04	0.07

Net realized and unrealized gains (losses)	2.13	(1.16)	1.88	0.22	(0.40)

Total from investment operations	2.27	(1.00)	1.98	0.26	(0.33)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.14)	(0.20)	(0.19)	(0.01)	(0.09)

Net realized gains	(0.28)	(0.45)	—	(0.18)	(0.47)

Total distributions	(0.42)	(0.65)	(0.19)	(0.19)	(0.56)

Net asset value, end of year	$13.60	$11.75	$13.40	$11.61	$11.54

Total return[d]	19.46%	(7.58)%	17.09%	2.34%	(2.76)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.61%	1.56%	1.60%	1.57%	1.56%

Expenses net of waiver and payments by affiliates[e]	1.09%	1.05% [f]	1.04%	1.05%	1.05%

Net investment income[c]	1.06%	1.29%	0.81%	0.40%	0.58%

Supplemental data

Net assets, end of year (000’s)	$21,115	$18,350	$21,451	$18,781	$19,953

Portfolio turnover rate	79.04%	47.85%	31.98%	77.39%	33.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	87

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.01	$13.69	$11.84	$11.77	$12.66

Income from investment operations[a]:

Net investment income[b,c]	0.20	0.24	0.15	0.12	0.13

Net realized and unrealized gains (losses)	2.20	(1.20)	1.94	0.21	(0.40)

Total from investment operations	2.40	(0.96)	2.09	0.33	(0.27)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.21)	(0.27)	(0.24)	(0.08)	(0.15)

Net realized gains	(0.28)	(0.45)	—	(0.18)	(0.47)

Total distributions	(0.49)	(0.72)	(0.24)	(0.26)	(0.62)

Net asset value, end of year	$13.92	$12.01	$13.69	$11.84	$11.77

Total return	20.10%	(7.18)%	17.71%	2.87%	(2.25)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.10%	1.05%	1.11%	1.07%	1.06%

Expenses net of waiver and payments by affiliates[d]	0.58%	0.54% [e]	0.55%	0.55%	0.55%

Net investment income[c]	1.57%	1.80%	1.30%	0.90%	1.08%

Supplemental data

Net assets, end of year (000’s)	$4,966	$4,762	$5,745	$6,080	$4,688

Portfolio turnover rate	79.04%	47.85%	31.98%	77.39%	33.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

88	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.12	$13.80	$11.94	$11.85	$12.75

Income from investment operations[a]:

Net investment income[b,c]	0.29	0.31	0.25	0.17	0.22

Net realized and unrealized gains (losses)	2.20	(1.20)	1.93	0.23	(0.43)

Total from investment operations	2.49	(0.89)	2.18	0.40	(0.21)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.28)	(0.34)	(0.32)	(0.13)	(0.22)

Net realized gains	(0.28)	(0.45)	—	(0.18)	(0.47)

Total distributions	(0.56)	(0.79)	(0.32)	(0.31)	(0.69)

Net asset value, end of year	$14.05	$12.12	$13.80	$11.94	$11.85

Total return	20.73%	(6.63)%	18.31%	3.48%	(1.75)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.41%	0.39%	0.38%	0.39%	0.38%

Expenses net of waiver and payments by affiliates[d]	0.04%	—% [e]	—%	—%	—%

Net investment income[c]	2.11%	2.34%	1.85%	1.45%	1.63%

Supplemental data

Net assets, end of year (000’s)	$28,513	$22,207	$26,497	$22,068	$20,244

Portfolio turnover rate	79.04%	47.85%	31.98%	77.39%	33.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	89

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.13	$13.81	$11.95	$11.86	$12.75

Income from investment operations[a]:

Net investment income[b,c]	0.28	0.32	0.23	0.16	0.16

Net realized and unrealized gains (losses)	2.21	(1.22)	1.94	0.23	(0.37)

Total from investment operations	2.49	(0.90)	2.17	0.39	(0.21)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.27)	(0.33)	(0.31)	(0.12)	(0.21)

Net realized gains	(0.28)	(0.45)	—	(0.18)	(0.47)

Total distributions	(0.55)	(0.78)	(0.31)	(0.30)	(0.68)

Net asset value, end of year	$14.07	$12.13	$13.81	$11.95	$11.86

Total return	20.73%	(6.67)%	18.24%	3.42%	(1.76)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.61%	0.56%	0.61%	0.57%	0.56%

Expenses net of waiver and payments by affiliates[d]	0.09%	0.05% [e]	0.05%	0.05%	0.05%

Net investment income[c]	2.06%	2.29%	1.80%	1.40%	1.58%

Supplemental data

Net assets, end of year (000’s)	$2,145	$1,723	$1,578	$1,451	$1,722

Portfolio turnover rate	79.04%	47.85%	31.98%	77.39%	33.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

90	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2019

Franklin LifeSmart™ 2035 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.4%

Domestic Equity 53.0%
[a] Franklin Growth Fund, Class R6	182,602	$20,506,241
[a] Franklin LibertyQ U.S. Equity ETF	546,719	19,129,698
[a] Franklin Rising Dividends Fund, Class R6	146,654	10,199,784
[a] Franklin U.S. Core Equity (IU) Fund	1,595,429	17,214,672
Vanguard S&P 500 ETF	4,650	1,375,472

		68,425,867

Domestic Fixed Income 18.9%
[a] Franklin Liberty U.S. Core Bond ETF	461,932	11,589,828
[a] Franklin Low Duration Total Return Fund, Class R6	483,961	4,689,585
iShares Core U.S. Aggregate Bond ETF	45,374	5,098,676
Vanguard Intermediate-Term Corporate Bond ETF	12,803	1,169,298
Vanguard Total International Bond ETF	32,476	1,837,492

		24,384,879

Foreign Equity 24.5%
[a] Franklin Emerging Market Core Equity (IU) Fund	534,433	5,841,353
[a] Franklin FTSE Europe ETF	86,135	2,174,909
[a] Franklin FTSE Japan ETF	40,257	1,052,721
[a] Franklin International Core Equity (IU) Fund	893,622	9,919,205
[a] Franklin International Growth Fund, Class R6	267,691	4,457,050
[a] Franklin LibertyQ Emerging Markets ETF	130,689	3,892,441
[a] Templeton Foreign Fund, Class R6	616,315	4,394,327

		31,732,006

Foreign Fixed Income 2.0%
[a] Franklin Liberty High Yield Corporate ETF	26,515	694,303
[a] Templeton Global Total Return Fund, Class R6	173,528	1,924,420

		2,618,723

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $107,205,698)		127,161,475

Short Term Investments 1.2%

Money Market Funds (Cost $1,866) 0.0%†
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.26%	1,866	1,866

franklintempleton.com	Annual Report	91

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $1,541,507) 1.2%
[c] Joint Repurchase Agreement, 1.536%, 1/02/20 (Maturity Value $1,541,639)
BNP Paribas Securities Corp. (Maturity Value $845,342)
Deutsche Bank Securities Inc. (Maturity Value $273,626)
HSBC Securities (USA) Inc. (Maturity Value $422,671)
Collateralized by U.S. Treasury Notes, 1.375% - 2.75%, 9/30/20 - 10/31/24; and U.S. Treasury Notes, Index Linked, 0.125%, 1/15/23 (valued at $1,573,210)	$1,541,507	$1,541,507

Total Investments (Cost $108,749,071) 99.6%		128,704,848

Other Assets, less Liabilities 0.4%		458,417

Net Assets 100.0%		$129,163,265

See Abbreviations on page 162.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

92	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2040 Retirement Target Fund

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.61	$13.03	$11.20	$11.06	$11.58

Income from investment operations[a]:

Net investment income[b,c]	0.22	0.27	0.18	0.14	0.18

Net realized and unrealized gains (losses)	2.25	(1.17)	1.88	0.17	(0.40)

Total from investment operations	2.47	(0.90)	2.06	0.31	(0.22)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.18)	(0.30)	(0.23)	(0.08)	(0.15)

Net realized gains	(0.14)	(0.22)	—	(0.09)	(0.15)

Total distributions	(0.32)	(0.52)	(0.23)	(0.17)	(0.30)

Net asset value, end of year	$13.76	$11.61	$13.03	$11.20	$11.06

Total return[d]	21.50%	(7.00)%	18.50%	2.91%	(1.94)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.18%	1.14%	1.26%	1.19%	1.40%

Expenses net of waiver and payments by affiliates[e]	0.34% [f]	0.30% [f]	0.30%	0.30%	0.32%

Net investment income[c]	1.67%	2.03%	1.55%	1.22%	1.410%

Supplemental data

Net assets, end of year (000’s)	$19,322	$15,921	$14,001	$13,213	$8,177

Portfolio turnover rate	90.08%	41.77%	39.11%	72.22%	41.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	93

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.42	$12.83	$11.05	$10.97	$11.52

Income from investment operations[a]:

Net investment income[b,c]	0.12	0.16	0.11	0.05	0.11

Net realized and unrealized gains (losses)	2.21	(1.14)	1.83	0.18	(0.41)

Total from investment operations	2.33	(0.98)	1.94	0.23	(0.30)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.21)	(0.16)	(0.06)	(0.10)

Net realized gains	(0.14)	(0.22)	—	(0.09)	(0.15)

Total distributions	(0.23)	(0.43)	(0.16)	(0.15)	(0.25)

Net asset value, end of year	$13.52	$11.42	$12.83	$11.05	$10.97

Total return[d]	20.56%	(7.71)%	17.63%	2.17%	(2.66)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.93%	1.89%	2.01%	1.94%	2.13%

Expenses net of waiver and payments by affiliates[e]	1.09% [f]	1.05% [f]	1.05%	1.05%	1.05%

Net investment income[c]	0.92%	1.28%	0.80%	0.47%	0.68%

Supplemental data

Net assets, end of year (000’s)	$5,630	$4,286	$4,015	$2,686	$1,988

Portfolio turnover rate	90.08%	41.77%	39.11%	72.22%	41.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

94	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.60	$13.02	$11.17	$11.05	$11.58

Income from investment operations[a]:

Net investment income[b,c]	0.18	0.22	0.13	0.13	0.17

Net realized and unrealized gains (losses)	2.25	(1.16)	1.91	0.16	(0.41)

Total from investment operations	2.43	(0.94)	2.04	0.29	(0.24)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.15)	(0.26)	(0.19)	(0.08)	(0.14)

Net realized gains	(0.14)	(0.22)	—	(0.09)	(0.15)

Total distributions	(0.29)	(0.48)	(0.19)	(0.17)	(0.29)

Net asset value, end of year	$13.74	$11.60	$13.02	$11.17	$11.05

Total return	21.13%	(7.27)%	18.31%	2.66%	(2.14)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.43%	1.39%	1.51%	1.43%	1.63%

Expenses net of waiver and payments by affiliates[d]	0.59% [e]	0.55% [e]	0.55%	0.54%	0.55%

Net investment income[c]	1.42%	1.78%	1.30%	0.98%	1.18%

Supplemental data

Net assets, end of year (000’s)	$1,528	$1,273	$1,519	$2,188	$1,009

Portfolio turnover rate	90.08%	41.77%	39.11%	72.22%	41.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	95

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.69	$13.11	$11.26	$11.10	$11.61

Income from investment operations[a]:

Net investment income[b,c]	0.25	0.30	0.23	0.16	0.19

Net realized and unrealized gains (losses)	2.27	(1.16)	1.89	0.18	(0.37)

Total from investment operations	2.52	(0.86)	2.12	0.34	(0.18)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.22)	(0.34)	(0.27)	(0.09)	(0.18)

Net realized gains	(0.14)	(0.22)	—	(0.09)	(0.15)

Total distributions	(0.36)	(0.56)	(0.27)	(0.18)	(0.33)

Net asset value, end of year	$13.85	$11.69	$13.11	$11.26	$11.10

Total return	21.89%	(6.77)%	18.92%	3.16%	(1.62)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.58%	0.58%	0.61%	0.65%	0.82%

Expenses net of waiver and payments by affiliates[d]	0.04% [e]	—% [e]	—%	—%	—%

Net investment income[c]	1.97%	2.33%	1.85%	1.52%	1.73%

Supplemental data

Net assets, end of year (000’s)	$22,250	$18,247	$17,521	$13,867	$12,037

Portfolio turnover rate	90.08%	41.77%	39.11%	72.22%	41.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

96	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.67	$13.10	$11.25	$11.09	$11.61

Income from investment operations[a]:

Net investment income[b,c]	0.33	0.27	0.22	0.15	0.40

Net realized and unrealized gains (losses)	2.18	(1.15)	1.89	0.19	(0.59)

Total from investment operations	2.51	(0.88)	2.11	0.34	(0.19)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.22)	(0.33)	(0.26)	(0.09)	(0.18)

Net realized gains	(0.14)	(0.22)	—	(0.09)	(0.15)

Total distributions	(0.36)	(0.55)	(0.26)	(0.18)	(0.33)

Net asset value, end of year	$13.82	$11.67	$13.10	$11.25	$11.09

Total return	21.68%	(6.82)%	18.88%	3.15%	(1.72)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.93%	0.89%	1.01%	0.94%	1.13%

Expenses net of waiver and payments by affiliates[d]	0.09% [e]	0.05% [e]	0.05%	0.05%	0.05%

Net investment income[c]	1.92%	2.28%	1.80%	1.47%	1.68%

Supplemental data

Net assets, end of year (000’s)	$146	$165	$155	$141	$121

Portfolio turnover rate	90.08%	41.77%	39.11%	72.22%	41.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	97

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2019

Franklin LifeSmart™ 2040 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.1%

Domestic Equity 59.1%
[a] Franklin Growth Fund, Class R6	77,144	$8,663,276
[a] Franklin LibertyQ U.S. Equity ETF	231,255	8,091,613
[a] Franklin Rising Dividends Fund, Class R6	62,382	4,338,643
[a] Franklin U.S. Core Equity (IU) Fund	666,552	7,192,094
Vanguard S&P 500 ETF	2,025	598,995

		28,884,621

Domestic Fixed Income 12.0%
[a] Franklin Liberty U.S. Core Bond ETF	121,261	3,042,427
[a] Franklin Low Duration Total Return Fund, Class R6	125,414	1,215,264
iShares Core U.S. Aggregate Bond ETF	11,855	1,332,146
Vanguard Intermediate-Term Corporate Bond ETF	3,228	294,813

		5,884,650

Foreign Equity 26.6%
[a] Franklin Emerging Market Core Equity (IU) Fund	218,766	2,391,108
[a] Franklin FTSE Europe ETF	35,382	893,395
[a] Franklin FTSE Japan ETF	16,520	431,998
[a] Franklin International Core Equity (IU) Fund	367,132	4,075,168
[a] Franklin International Growth Fund, Class R6	108,782	1,811,218
[a] Franklin LibertyQ Emerging Markets ETF	53,610	1,596,720
[a] Templeton Foreign Fund, Class R6	256,224	1,826,881

		13,026,488

Foreign Fixed Income 0.4%
[a] Franklin Liberty High Yield Corporate ETF	6,604	172,928

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $41,696,657)		47,968,687

Short Term Investments 1.8%

Money Market Funds (Cost $800,528) 1.7%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.26%	800,528	800,528

98	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $66,841) 0.1%
[c] Joint Repurchase Agreement, 1.536%, 1/02/20 (Maturity Value $66,847)
BNP Paribas Securities Corp. (Maturity Value $36,655)
Deutsche Bank Securities Inc. (Maturity Value $11,865)
HSBC Securities (USA) Inc. (Maturity Value $18,327)
Collateralized by U.S. Treasury Notes, 1.375% - 2.75%, 9/30/20 - 10/31/24; and U.S. Treasury Notes, Index Linked, 0.125%, 1/15/23 (valued at $68,215)	$66,841	$66,841

Total Investments (Cost $42,564,026) 99.9%		48,836,056

Other Assets, less Liabilities 0.1%		40,721

Net Assets 100.0%		$48,876,777

See Abbreviations on page 162.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	99

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2045 Retirement Target Fund

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.04	$13.78	$11.86	$11.75	$12.70

Income from investment operations[a]:

Net investment income[b,c]	0.21	0.27	0.20	0.14	0.16

Net realized and unrealized gains (losses)	2.45	(1.26)	2.01	0.24	(0.42)

Total from investment operations	2.66	(0.99)	2.21	0.38	(0.26)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.21)	(0.27)	(0.29)	(0.10)	(0.17)

Net realized gains	(0.22)	(0.48)	—	(0.17)	(0.52)

Total distributions	(0.43)	(0.75)	(0.29)	(0.27)	(0.69)

Net asset value, end of year	$14.27	$12.04	$13.78	$11.86	$11.75

Total return[d]	22.33%	(7.42)%	18.72%	3.29%	(2.17)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.98%	0.93%	1.01%	0.97%	1.01%

Expenses net of waiver and payments by affiliates[e]	0.34% [f]	0.30% [f]	0.30%	0.30%	0.33%

Net investment income[c]	1.57%	1.91%	1.53%	1.15%	1.26%

Supplemental data

Net assets, end of year (000’s)	$51,412	$44,978	$46,783	$44,521	$38,444

Portfolio turnover rate	86.25%	43.20%	31.69%	75.72%	34.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

100	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.72	$13.44	$11.57	$11.48	$12.42

Income from investment operations[a]:

Net investment income[b,c]	0.11	0.15	0.10	0.04	0.07

Net realized and unrealized gains (losses)	2.38	(1.22)	1.96	0.23	(0.40)

Total from investment operations	2.49	(1.07)	2.06	0.27	(0.33)

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.11)	(0.17)	(0.19)	(0.01)	(0.09)

Net realized gains	(0.22)	(0.48)	—	(0.17)	(0.52)

Total distributions	(0.33)	(0.65)	(0.19)	(0.18)	(0.61)

Net asset value, end of year	$13.88	$11.72	$13.44	$11.57	$11.48

Total return[d]	21.35%	(8.07)%	17.92%	2.43%	(2.82)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.73%	1.67%	1.75%	1.72%	1.73%

Expenses net of waiver and payments by affiliates[e]	1.09% [f]	1.04% [f]	1.04%	1.05%	1.05%

Net investment income[c]	0.82%	1.17%	0.79%	0.40%	0.54%

Supplemental data

Net assets, end of year (000’s)	$13,333	$11,738	$13,190	$12,527	$12,850

Portfolio turnover rate	86.25%	43.20%	31.69%	75.72%	34.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	101

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.98	$13.72	$11.81	$11.71	$12.66

Income from investment operations[a]:

Net investment income[b,c]	0.17	0.23	0.17	0.11	0.14

Net realized and unrealized gains (losses)	2.45	(1.25)	2.00	0.23	(0.42)

Total from investment operations	2.62	(1.02)	2.17	0.34	(0.28)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.18)	(0.24)	(0.26)	(0.07)	(0.15)

Net realized gains	(0.22)	(0.48)	—	(0.17)	(0.52)

Total distributions	(0.40)	(0.72)	(0.26)	(0.24)	(0.67)

Net asset value, end of year	$14.20	$11.98	$13.72	$11.81	$11.71

Total return	21.95%	(7.61)%	18.43%	2.99%	(2.35)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.22%	1.17%	1.26%	1.22%	1.23%

Expenses net of waiver and payments by affiliates[d]	0.58% [e]	0.54% [e]	0.55%	0.55%	0.55%

Net investment income[c]	1.33%	1.67%	1.28%	0.90%	1.04%

Supplemental data

Net assets, end of year (000’s)	$4,838	$5,146	$5,464	$4,682	$4,327

Portfolio turnover rate	86.25%	43.20%	31.69%	75.72%	34.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

102	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.12	$13.88	$11.94	$11.83	$12.77

Income from investment operations[a]:

Net investment income[b,c]	0.27	0.30	0.25	0.17	0.21

Net realized and unrealized gains (losses)	2.46	(1.27)	2.02	0.24	(0.42)

Total from investment operations	2.73	(0.97)	2.27	0.41	(0.21)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.25)	(0.31)	(0.33)	(0.13)	(0.21)

Net realized gains	(0.22)	(0.48)	—	(0.17)	(0.52)

Total distributions	(0.47)	(0.79)	(0.33)	(0.30)	(0.73)

Net asset value, end of year	$14.38	$12.12	$13.88	$11.94	$11.83

Total return	22.69%	(7.16)%	19.10%	3.55%	(1.77)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.46%	0.46%	0.43%	0.44%	0.45%

Expenses net of waiver and payments by affiliates[d]	0.04% [e]	—% [e]	—%	—%	—%

Net investment income[c]	1.87%	2.21%	1.83%	1.45%	1.59%

Supplemental data

Net assets, end of year (000’s)	$20,022	$12,681	$13,787	$10,912	$10,975

Portfolio turnover rate	86.25%	43.20%	31.69%	75.72%	34.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	103

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.13	$13.88	$11.94	$11.83	$12.76

Income from investment operations[a]:

Net investment income[b,c]	0.25	0.31	0.23	0.15	0.13

Net realized and unrealized gains (losses)	2.46	(1.28)	2.03	0.25	(0.34)

Total from investment operations	2.71	(0.97)	2.26	0.40	(0.21)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.24)	(0.30)	(0.32)	(0.12)	(0.20)

Net realized gains	(0.22)	(0.48)	—	(0.17)	(0.52)

Total distributions	(0.46)	(0.78)	(0.32)	(0.29)	(0.72)

Net asset value, end of year	$14.38	$12.13	$13.88	$11.94	$11.83

Total return	22.53%	(7.13)%	19.04%	3.49%	(1.82)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.73%	0.68%	0.76%	0.72%	0.73%

Expenses net of waiver and payments by affiliates[d]	0.09% [e]	0.05% [e]	0.05%	0.05%	0.05%

Net investment income[c]	1.82%	2.16%	1.78%	1.40%	1.54%

Supplemental data

Net assets, end of year (000’s)	$819	$639	$602	$479	$532

Portfolio turnover rate	86.25%	43.20%	31.69%	75.72%	34.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

104	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2019

Franklin LifeSmart™ 2045 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.9%

Domestic Equity 63.8%
[a] Franklin Growth Fund, Class R6	153,975	$17,291,424
[a] Franklin LibertyQ U.S. Equity ETF	461,440	16,145,786
[a] Franklin Rising Dividends Fund, Class R6	124,504	8,659,213
[a] Franklin U.S. Core Equity (IU) Fund	1,330,664	14,357,868
Vanguard S&P 500 ETF	3,975	1,175,806

		57,630,097

Domestic Fixed Income 6.5%
[a] Franklin Liberty U.S. Core Bond ETF	117,400	2,945,554
iShares Core U.S. Aggregate Bond ETF	26,271	2,952,072

		5,897,626

Foreign Equity 28.6%
[a] Franklin Emerging Market Core Equity (IU) Fund	443,002	4,842,006
[a] Franklin FTSE Europe ETF	69,484	1,754,471
[a] Franklin FTSE Japan ETF	32,473	849,169
[a] Franklin International Core Equity (IU) Fund	720,809	8,000,985
[a] Franklin International Growth Fund, Class R6	215,967	3,595,852
[a] Franklin LibertyQ Emerging Markets ETF	109,601	3,264,356
[a] Templeton Foreign Fund, Class R6	497,170	3,544,825

		25,851,664

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $74,027,828)		89,379,387

Short Term Investments 1.6%

Money Market Funds (Cost $648,227) 0.7%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.26%	648,227	648,227

franklintempleton.com	Annual Report	105

FRANKLIN FUND ALLOCATOR SERIES STATEMENT OF INVESTMENTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $833,516) 0.9%
[c] Joint Repurchase Agreement, 1.536%, 1/02/20 (Maturity Value $833,587)
BNP Paribas Securities Corp. (Maturity Value $457,089)
Deutsche Bank Securities Inc. (Maturity Value $147,953)
HSBC Securities (USA) Inc. (Maturity Value $228,545)
Collateralized by U.S. Treasury Notes, 1.375% - 2.75%, 9/30/20 - 10/31/24; and U.S. Treasury Notes, Index Linked, 0.125%, 1/15/23 (valued at $850,658)	$833,516	$833,516

Total Investments (Cost $75,509,571) 100.5%		90,861,130

Other Assets, less Liabilities (0.5)%		(438,306)

Net Assets 100.0%		$90,422,824

See Abbreviations on page 162.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

106	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2050 Retirement Target Fund

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.74	$13.19	$11.29	$11.11	$11.62

Income from investment operations[a]:

Net investment income[b,c]	0.19	0.27	0.20	0.14	0.22

Net realized and unrealized gains (losses)	2.37	(1.23)	1.93	0.23	(0.41)

Total from investment operations	2.56	(0.96)	2.13	0.37	(0.19)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.16)	(0.30)	(0.23)	(0.09)	(0.16)

Net realized gains	(0.13)	(0.19)	—	(0.10)	(0.16)

Total distributions	(0.29)	(0.49)	(0.23)	(0.19)	(0.32)

Net asset value, end of year	$14.01	$11.74	$13.19	$11.29	$11.11

Total return[d]	22.00%	(7.40)%	18.96%	3.32%	(1.76)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.35%	1.30%	1.53%	1.47%	1.82%

Expenses net of waiver and payments by affiliates[e]	0.34% [f]	0.30% [f]	0.30%	0.30%	0.32%

Net investment income[c]	1.55%	1.98%	1.62%	1.17%	1.47%

Supplemental data

Net assets, end of year (000’s)	$16,729	$16,856	$13,823	$10,597	$6,762

Portfolio turnover rate	94.67%	43.18%	35.70%	89.82%	48.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	107

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.66	$13.11	$11.24	$11.07	$11.56

Income from investment operations[a]:

Net investment income[b,c]	0.11	0.16	0.11	0.05	0.07

Net realized and unrealized gains (losses)	2.34	(1.22)	1.91	0.23	(0.33)

Total from investment operations	2.45	(1.06)	2.02	0.28	(0.26)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.07)	(0.20)	(0.15)	(0.01)	(0.07)

Net realized gains	(0.13)	(0.19)	—	(0.10)	(0.16)

Total distributions	(0.20)	(0.39)	(0.15)	(0.11)	(0.23)

Net asset value, end of year	$13.91	$11.66	$13.11	$11.24	$11.07

Total return[d]	21.13%	(8.12)%	18.03%	2.56%	(2.40)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	2.10%	2.05%	2.28%	2.22%	2.55%

Expenses net of waiver and payments by affiliates[e]	1.09% [f]	1.05% [f]	1.05%	1.05%	1.05%

Net investment income[c]	0.80%	1.23%	0.87%	0.42%	0.74%

Supplemental data

Net assets, end of year (000’s)	$5,658	$4,167	$3,797	$2,675	$1,921

Portfolio turnover rate	94.67%	43.18%	35.70%	89.82%	48.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

fBenefit of expense reduction rounds to less than 0.01%.

108	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.74	$13.19	$11.29	$11.12	$11.63

Income from investment operations[a]:

Net investment income[b,c]	0.17	0.23	0.16	0.11	0.16

Net realized and unrealized gains (losses)	2.36	(1.22)	1.94	0.22	(0.37)

Total from investment operations	2.53	(0.99)	2.10	0.33	(0.21)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.13)	(0.27)	(0.20)	(0.06)	(0.14)

Net realized gains	(0.13)	(0.19)	—	(0.10)	(0.16)

Total distributions	(0.26)	(0.46)	(0.20)	(0.16)	(0.30)

Net asset value, end of year	$14.01	$11.74	$13.19	$11.29	$11.12

Total return	21.72%	(7.62)%	18.67%	3.01%	(1.98)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.60%	1.55%	1.78%	1.71%	2.05%

Expenses net of waiver and payments by affiliates[d]	0.59% [e]	0.55% [e]	0.55%	0.54%	0.55%

Net investment income[c]	1.30%	1.73%	1.37%	0.93%	1.24%

Supplemental data

Net assets, end of year (000’s)	$2,364	$1,814	$1,608	$1,219	$747

Portfolio turnover rate	94.67%	43.18%	35.70%	89.82%	48.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	109

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.80	$13.26	$11.34	$11.16	$11.65

Income from investment operations[a]:

Net investment income[b,c]	0.26	0.29	0.24	0.15	0.19

Net realized and unrealized gains (losses)	2.37	(1.23)	1.94	0.24	(0.34)

Total from investment operations	2.63	(0.94)	2.18	0.39	(0.15)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.20)	(0.33)	(0.26)	(0.11)	(0.18)

Net realized gains	(0.13)	(0.19)	—	(0.10)	(0.16)

Total distributions	(0.33)	(0.52)	(0.26)	(0.21)	(0.34)

Net asset value, end of year	$14.10	$11.80	$13.26	$11.34	$11.16

Total return	22.50%	(7.18)%	19.36%	3.55%	(1.39)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.62%	0.65%	0.69%	0.75%	1.00%

Expenses net of waiver and payments by affiliates[d]	0.04% [e]	—% [e]	—%	—%	—%

Net investment income[c]	1.85%	2.28%	1.92%	1.47%	1.79%

Supplemental data

Net assets, end of year (000’s)	$17,560	$11,800	$12,099	$9,174	$8,012

Portfolio turnover rate	94.67%	43.18%	35.70%	89.82%	48.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

110	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.80	$13.26	$11.35	$11.16	$11.65

Income from investment operations[a]:

Net investment income[b,c]	0.24	0.28	0.23	0.15	0.18

Net realized and unrealized gains (losses)	2.38	(1.22)	1.94	0.25	(0.33)

Total from investment operations	2.62	(0.94)	2.17	0.40	(0.15)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.19)	(0.33)	(0.26)	(0.11)	(0.18)

Net realized gains	(0.13)	(0.19)	—	(0.10)	(0.16)

Total distributions	(0.32)	(0.52)	(0.26)	(0.21)	(0.34)

Net asset value, end of year	$14.10	$11.80	$13.26	$11.35	$11.16

Total return	22.44%	(7.23)%	19.20%	3.59%	(1.43)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.10%	1.05%	1.28%	1.22%	1.55%

Expenses net of waiver and payments by affiliates[d]	0.09% [e]	0.05% [e]	0.05%	0.05%	0.05%

Net investment income[c]	1.80%	2.23%	1.87%	1.42%	1.74%

Supplemental data

Net assets, end of year (000’s)	$617	$468	$512	$395	$394

Portfolio turnover rate	94.67%	43.18%	35.70%	89.82%	48.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.38% for the year ended December 31, 2019.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	111

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2019

Franklin LifeSmart™ 2050 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.1%

Domestic Equity 64.1%
[a] Franklin Growth Fund, Class R6	73,765	$8,283,790
[a] Franklin LibertyQ U.S. Equity ETF	220,197	7,704,693
[a] Franklin Rising Dividends Fund, Class R6	59,576	4,143,530
[a] Franklin U.S. Core Equity (IU) Fund	636,270	6,865,361
Vanguard S&P 500 ETF	1,841	544,569

		27,541,943

Domestic Fixed Income 5.3%
[a] Franklin Liberty U.S. Core Bond ETF	45,557	1,143,020
iShares Core U.S. Aggregate Bond ETF	10,159	1,141,567

		2,284,587

Foreign Equity 28.7%
[a] Franklin Emerging Market Core Equity (IU) Fund	207,673	2,269,867
[a] Franklin FTSE Europe ETF	33,243	839,386
[a] Franklin FTSE Japan ETF	15,536	406,266
[a] Franklin International Core Equity (IU) Fund	344,993	3,829,422
[a] Franklin International Growth Fund, Class R6	103,371	1,721,122
[a] Franklin LibertyQ Emerging Markets ETF	51,861	1,544,628
[a] Templeton Foreign Fund, Class R6	237,966	1,696,698

		12,307,389

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $36,250,488)		42,133,919

Short Term Investments 1.5%

Money Market Funds (Cost $508,225) 1.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.26%	508,225	508,225

112	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $115,579) 0.3%
[c] Joint Repurchase Agreement, 1.536%, 1/02/20 (Maturity Value $115,589)
BNP Paribas Securities Corp. (Maturity Value $63,382)
Deutsche Bank Securities Inc. (Maturity Value $20,516)
HSBC Securities (USA) Inc. (Maturity Value $31,691)
Collateralized by U.S. Treasury Notes, 1.375% - 2.75%, 9/30/20 - 10/31/24; and U.S. Treasury Notes, Index Linked, 0.125%, 1/15/23 (valued at $117,956)	$115,579	$115,579

Total Investments (Cost $36,874,292) 99.6%		42,757,723

Other Assets, less Liabilities 0.4%		170,590

Net Assets 100.0%		$42,928,313

See Abbreviations on page 162.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	113

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2055 Retirement Target Fund

	Year Ended December 31,
	2019	2018	2017	2016	2015[a]

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$ 9.88	$11.05	$ 9.47	$ 9.34	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.18	0.23	0.18	0.12	0.16

Net realized and unrealized gains (losses)	2.02	(1.03)	1.62	0.17	(0.70)

Total from investment operations	2.20	(0.80)	1.80	0.29	(0.54)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.12)	(0.20)	(0.19)	(0.10)	(0.12)

Net realized gains	(0.10)	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.22)	(0.37)	(0.22)	(0.16)	(0.12)

Net asset value, end of year	$11.86	$ 9.88	$11.05	$ 9.47	$ 9.34

Total return[e]	22.39%	(7.37)%	19.06%	3.13%	(5.40)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.50%	2.51%	3.18%	5.09%	9.66%

Expenses net of waiver and payments by affiliates[g]	0.34%	0.30% [h]	0.30%	0.32%	0.19%

Net investment income[d]	1.65%	2.01%	1.75%	1.43%	2.62%

Supplemental data

Net assets, end of year (000’s)	$8,254	$6,104	$4,684	$2,732	$1,817

Portfolio turnover rate	90.64%	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended December 31, 2019.

hBenefit of expense reduction rounds to less than 0.01%.

114	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015[a]

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$ 9.75	$10.92	$ 9.39	$ 9.30	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.09	0.15	0.12	0.08	0.24

Net realized and unrealized gains (losses)	1.99	(1.02)	1.58	0.14	(0.84)

Total from investment operations	2.08	(0.87)	1.70	0.22	(0.60)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.04)	(0.13)	(0.14)	(0.07)	(0.10)

Net realized gains	(0.10)	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.14)	(0.30)	(0.17)	(0.13)	(0.10)

Net asset value, end of year	$11.69	$ 9.75	$10.92	$ 9.39	$ 9.30

Total return[e]	21.45%	(8.04)%	18.10%	2.36%	(5.99)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.25%	3.26%	3.93%	5.82%	10.52%

Expenses net of waiver and payments by affiliates[g]	1.09%	1.05% [h]	1.05%	1.05%	1.05%

Net investment income[d]	0.90%	1.26%	1.00%	0.70%	1.76%

Supplemental data

Net assets, end of year (000’s)	$3,563	$2,338	$1,428	$572	$172

Portfolio turnover rate	90.64%	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended December 31, 2019.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	115

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015[a]

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$ 9.85	$11.01	$ 9.44	$ 9.33	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.15	0.19	0.13	0.12	0.18

Net realized and unrealized gains (losses)	2.01	(1.01)	1.63	0.14	(0.74)

Total from investment operations	2.16	(0.82)	1.76	0.26	(0.56)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.17)	(0.16)	(0.09)	(0.11)

Net realized gains	(0.10)	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.19)	(0.34)	(0.19)	(0.15)	(0.11)

Net asset value, end of year	$11.82	$ 9.85	$11.01	$ 9.44	$ 9.33

Total return[e]	22.08%	(7.53)%	18.69%	2.84%	(5.61)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.75%	2.76%	3.43%	5.32%	9.98%

Expenses net of waiver and payments by affiliates[g]	0.59%	0.55% [h]	0.55%	0.55%	0.51%

Net investment income[d]	1.40%	1.76%	1.50%	1.20%	2.30%

Supplemental data

Net assets, end of year (000’s)	$539	$425	$354	$357	$41

Portfolio turnover rate	90.64%	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended December 31, 2019.

hBenefit of expense reduction rounds to less than 0.01%.

116	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015[a]

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$ 9.89	$11.06	$ 9.48	$ 9.34	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.22	0.24	0.22	0.21	0.32

Net realized and unrealized gains (losses)	2.01	(1.01)	1.61	0.11	(0.85)

Total from investment operations	2.23	(0.77)	1.83	0.32	(0.53)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.15)	(0.23)	(0.22)	(0.12)	(0.13)

Net realized gains	(0.10)	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.25)	(0.40)	(0.25)	(0.18)	(0.13)

Net asset value, end of year	$11.87	$ 9.89	$11.06	$ 9.48	$ 9.34

Total return[e]	22.72%	(7.12)%	19.32%	3.49%	(5.33)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.18%	1.35%	1.85%	4.21%	10.04%

Expenses net of waiver and payments by affiliates[g]	0.04%	—% [h]	—%	—%	—%

Net investment income[d]	1.95%	2.31%	2.05%	1.75%	2.81%

Supplemental data

Net assets, end of year (000’s)	$7,296	$3,573	$3,184	$1,618	$92

Portfolio turnover rate	90.64%	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended December 31, 2019.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	117

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Year Ended December 31,
	2019	2018	2017	2016	2015[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$ 9.90	$11.06	$ 9.48	$ 9.35	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.23	0.25	0.20	0.13	0.10

Net realized and unrealized gains (losses)	1.99	(1.02)	1.62	0.18	(0.63)

Total from investment operations	2.22	(0.77)	1.82	0.31	(0.53)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.15)	(0.22)	(0.21)	(0.12)	(0.12)

Net realized gains	(0.10)	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.25)	(0.39)	(0.24)	(0.18)	(0.12)

Net asset value, end of year	$11.87	$ 9.90	$11.06	$ 9.48	$ 9.35

Total return[e]	22.67%	(7.16)%	19.27%	3.45%	(5.37)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.25%	2.26%	2.93%	4.82%	9.52%

Expenses net of waiver and payments by affiliates[g]	0.09%	0.05% [h]	0.05%	0.05%	0.05%

Net investment income[d]	1.90%	2.26%	2.00%	1.70%	2.76%

Supplemental data

Net assets, end of year (000’s)	$134	$46	$32	$13	$11

Portfolio turnover rate	90.64%	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended December 31, 2019.

hBenefit of expense reduction rounds to less than 0.01%.

118	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2019

Franklin LifeSmart™ 2055 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.0%

Domestic Equity 64.0%
[a] Franklin Growth Fund, Class R6	33,822	$3,798,188
[a] Franklin LibertyQ U.S. Equity ETF	101,183	3,540,393
[a] Franklin Rising Dividends Fund, Class R6	27,296	1,898,474
[a] Franklin U.S. Core Equity (IU) Fund	292,996	3,161,422
Vanguard S&P 500 ETF	900	266,220

		12,664,697

Domestic Fixed Income 5.5%
[a] Franklin Liberty U.S. Core Bond ETF	21,516	539,834
iShares Core U.S. Aggregate Bond ETF	4,786	537,803

		1,077,637

Foreign Equity 28.5%
[a] Franklin Emerging Market Core Equity (IU) Fund	94,824	1,036,424
[a] Franklin FTSE Europe ETF	15,382	388,396
[a] Franklin FTSE Japan ETF	7,469	195,314
[a] Franklin International Core Equity (IU) Fund	157,471	1,747,933
[a] Franklin International Growth Fund, Class R6	46,898	780,860
[a] Franklin LibertyQ Emerging Markets ETF	23,818	709,395
[a] Templeton Foreign Fund, Class R6	109,312	779,392

		5,637,714

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $17,269,937)		19,380,048

Short Term Investments (Cost $396,974) 2.0%

Money Market Funds 2.0%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.26%	396,974	396,974

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $17,666,911) 100.0%		19,777,022

Other Assets, less Liabilities 0.0%†		7,735

Net Assets 100.0%		$19,784,757

See Abbreviations on page 162.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	119

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

December 31, 2019

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$12,286,786	$ 6,642,743	$ 16,603,624
Cost - Non-controlled affiliates (Note 3f)	37,110,083	32,316,729	94,902,313
Cost - Unaffiliated repurchase agreements	—	172,955	1,299,292

Value - Unaffiliated issuers	$12,695,980	$ 6,771,649	$ 16,913,530

Value - Non-controlled affiliates (Note 3f)	38,594,905	35,718,027	111,542,088
Value - Unaffiliated repurchase agreements	—	172,955	1,299,292
Receivables:
Capital shares sold	3,255	55,730	302,800

Dividends and interest	67,171	37,126	91,890
Affiliates	66,380	51,620	42,305
Other assets.	7	4	16

Total assets	51,427,698	42,807,111	130,191,921

Liabilities:
Payables:
Capital shares redeemed	177,897	11,500	377,880
Distribution fees	17,275	11,753	39,605
Transfer agent fees	10,386	6,522	22,367
Reports to shareholders	7,427	4,138	8,703
Professional fees	29,437	25,536	26,132
Accrued expenses and other liabilities	493	178	3,710

Total liabilities	242,915	59,627	478,397

Net assets, at value	$51,184,783	$42,747,484	$129,713,524

Net assets consist of:
Paid-in capital	$51,263,544	$39,443,938	$111,101,873
Total distributable earnings (losses)	(78,761)	3,303,546	18,611,651

Net assets, at value	$51,184,783	$42,747,484	$129,713,524

120	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2019

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Class A:
Net assets, at value	$34,363,081	$27,016,207	$86,083,868

Shares outstanding	3,082,083	2,220,018	6,632,787

Net asset value per sharea	$11.15	$12.17	$12.98

Maximum offering price per share (net asset value per share ÷ 94.50%)	$11.80	$12.88	$13.74

Class C:
Net assets, at value	$10,567,604	$ 6,811,385	$23,450,434

Shares outstanding	959,807	563,162	1,837,886

Net asset value and maximum offering price per sharea	$11.01	$12.09	$12.76

Class R:
Net assets, at value	$ 2,336,171	$ 745,239	$ 3,930,489

Shares outstanding	210,291	61,293	303,994

Net asset value and maximum offering price per share	$11.11	$12.16	$12.93

Class R6:
Net assets, at value	$ 2,043,065	$ 7,429,476	$14,717,189

Shares outstanding	182,380	608,984	1,130,378

Net asset value and maximum offering price per share	$11.20	$12.20	$13.02

Advisor Class:
Net assets, at value	$ 1,874,862	$ 745,177	$ 1,531,544

Shares outstanding	167,521	61,065	117,737

Net asset value and maximum offering price per share	$11.19	$12.20	$13.01

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	121

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2019

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 5,822,036	$ 9,252,352	$ 2,133,546
Cost - Non-controlled affiliates (Note 3f)	47,473,195	97,955,212	40,363,639
Cost - Unaffiliated repurchase agreements	428,718	1,541,507	66,841

Value - Unaffiliated issuers	$ 5,939,198	$ 9,480,938	$ 2,225,954

Value - Non-controlled affiliates (Note 3f)	54,056,623	117,682,403	46,543,261
Value - Unaffiliated repurchase agreements	428,718	1,541,507	66,841
Receivables:
Capital shares sold	225,485	763,906	194,145

Dividends	31,744	50,090	13,628
Affiliates	63,404	69,338	71,292
Other assets	7	15	4

Total assets	60,745,179	129,588,197	49,115,125

Liabilities:
Payables:
Investment securities purchased	152,810	—	185,029
Capital shares redeemed	26,163	331,602	4,063
Distribution fees	13,691	34,920	9,270
Transfer agent fees	10,531	24,506	10,734
Reports to shareholders	5,088	8,542	4,803
Professional fees	23,244	24,573	24,109
Accrued expenses and other liabilities	371	789	340

Total liabilities	231,898	424,932	238,348

Net assets, at value	$60,513,281	$129,163,265	$48,876,777

Net assets consist of:
Paid-in capital	$53,389,206	$107,036,047	$41,914,414
Total distributable earnings (losses)	7,124,075	22,127,218	6,962,363

Net assets, at value	$60,513,281	$129,163,265	$48,876,777

122	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2019

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Class A:
Net assets, at value	$27,247,682	$72,424,677	$19,322,425

Shares outstanding	2,051,200	5,195,374	1,404,546

Net asset value per share[a]	$13.28	$13.94	$13.76

Maximum offering price per share (net asset value per share ÷ 94.50%)	$14.05	$14.75	$14.56

Class C:
Net assets, at value	$ 9,146,169	$21,114,810	$ 5,630,461

Shares outstanding	696,668	1,552,150	416,493

Net asset value and maximum offering price per share[a]	$13.13	$13.60	$13.52

Class R:
Net assets, at value	$ 1,058,480	$ 4,965,985	$ 1,528,421

Shares outstanding	79,792	356,669	111,226

Net asset value and maximum offering price per share	$13.27	$13.92	$13.74

Class R6:
Net assets, at value	$22,064,413	$28,512,949	$22,249,752

Shares outstanding	1,654,424	2,029,553	1,606,730

Net asset value and maximum offering price per share	$13.34	$14.05	$13.85

Advisor Class:
Net assets, at value	$ 996,537	$ 2,144,844	$ 145,718

Shares outstanding	74,786	152,486	10,543

Net asset value and maximum offering price per share	$13.33	$14.07	$13.82

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	123

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2019

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 3,912,661	$ 1,585,311	$ 779,237
Cost - Non-controlled affiliates (Note 3f)	70,763,394	35,173,402	16,887,674
Cost - Unaffiliated repurchase agreements	833,516	115,579	—

Value - Unaffiliated issuers	$ 4,127,878	$ 1,686,136	$ 804,023

Value - Non-controlled affiliates (Note 3f)	85,899,736	40,956,008	18,972,999
Value - Unaffiliated repurchase agreements	833,516	115,579	—
Receivables:
Capital shares sold	358,450	138,172	60,971

Dividends	13,519	5,723	2,609
Affiliates	92,948	84,454	97,227
Other assets	8	4	3

Total assets	91,326,055	42,986,076	19,937,832

Liabilities:
Payables:
Investment securities purchased	330,024	—	82,389
Capital shares redeemed	489,022	3,246	26,394
Distribution fees	24,073	9,153	4,236
Transfer agent fees	24,037	15,754	10,817
Reports to shareholders	9,083	5,655	5,147
Professional fees	26,558	23,566	24,062
Accrued expenses and other liabilities	434	389	30

Total liabilities	903,231	57,763	153,075

Net assets, at value	$90,422,824	$42,928,313	$19,784,757

Net assets consist of:
Paid-in capital	$73,092,938	$36,544,869	$17,497,993
Total distributable earnings (losses)	17,329,886	6,383,444	2,286,764

Net assets, at value	$90,422,824	$42,928,313	$19,784,757

124	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2019

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Class A:
Net assets, at value	$51,412,132	$16,728,919	$8,253,916

Shares outstanding	3,603,815	1,193,839	696,129

Net asset value per share[a]	$14.27	$14.01	$11.86

Maximum offering price per share (net asset value per share ÷ 94.50%)	$15.10	$14.83	$12.55

Class C:
Net assets, at value	$13,332,667	$ 5,658,326	$3,562,780

Shares outstanding	960,540	406,703	304,788

Net asset value and maximum offering price per share[a]	$13.88	$13.91	$11.69

Class R:
Net assets, at value	$ 4,837,579	$ 2,364,358	$ 538,634

Shares outstanding	340,670	168,748	45,583

Net asset value and maximum offering price per share	$14.20	$14.01	$11.82

Class R6:
Net assets, at value	$20,021,921	$17,559,549	$7,295,613

Shares outstanding	1,392,706	1,245,664	614,450

Net asset value and maximum offering price per share	$14.38	$14.10	$11.87

Advisor Class:
Net assets, at value	$ 818,525	$ 617,161	$ 133,814

Shares outstanding	56,922	43,776	11,272

Net asset value and maximum offering price per share	$14.38	$14.10	$11.87

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	125

FRANKLIN FUND ALLOCATOR SERIES .

FINANCIAL STATEMENTS

Statements of Operations

for the year ended December 31, 2019

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Investment income:
Dividends:
Unaffiliated issuers	$ 298,335	$ 190,853	$ 469,916
Non-controlled affiliates (Note 3f)	1,501,286	1,027,944	2,676,775
Interest:
Unaffiliated issuers	363,972	2,592	5,565

Total investment income	2,163,593	1,221,389	3,152,256

Expenses:
Management & Asset allocation fees (Note 3a)	128,591	108,447	314,927
Distribution fees: (Note 3c)
Class A	83,329	67,799	206,020
Class C	114,105	65,985	232,614
Class R	11,968	3,562	21,486
Transfer agent fees: (Note 3e)
Class A	53,953	40,482	142,083
Class C	18,561	9,869	40,095
Class R	4,189	1,065	7,425
Class R6	1,140	2,397	3,936
Advisor Class	2,872	1,036	2,694
Custodian fees (Note 4)	1,052	31	236
Reports to shareholders	16,217	12,676	27,852
Registration and filing fees	74,223	75,913	79,151
Professional fees	49,935	46,777	47,586
Trustees’ fees and expenses	504	—	1,214
Other	4,816	3,955	5,112

Total expenses	565,455	439,994	1,132,431

Expense reductions (Note 4)	(35)	—	—

Expenses waived/paid by affiliates (Note 3f and 3g)	(331,450)	(263,438)	(554,795)

Net expenses	233,970	176,556	577,636

Net investment income	1,929,623	1,044,833	2,574,620

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	69,789	148,279	556,245
Non-controlled affiliates (Note 3f)	(105,699)	180,625	4,557,587
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f)	11,412	267,316	954,558

Net realized gain (loss)	(24,498)	596,220	6,068,390

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,173,448	129,604	311,518
Non-controlled affiliates (Note 3f)	2,590,040	3,587,109	10,234,802

Net change in unrealized appreciation (depreciation)	3,763,488	3,716,713	10,546,320

Net realized and unrealized gain (loss)	3,738,990	4,312,933	16,614,710

Net increase (decrease) in net assets resulting from operations	$5,668,613	$5,357,766	$19,189,330

126	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended December 31, 2019

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Investment income:
Dividends:
Unaffiliated issuers	$ 171,626	$ 316,513	$ 90,537
Non-controlled affiliates (Note 3f)	1,101,726	2,274,266	821,497
Interest:
Unaffiliated issuers	1,887	3,596	1,252

Total investment income	1,275,239	2,594,375	913,286

Expenses:
Asset allocation fees (Note 3a)	138,251	301,441	113,891
Distribution fees: (Note 3c)
Class A	62,699	169,356	44,310
Class C	82,201	198,631	50,323
Class R	4,903	24,370	7,489
Transfer agent fees: (Note 3e)
Class A	66,980	153,098	67,275
Class C	21,951	44,994	19,101
Class R	2,620	11,214	5,686
Class R6	5,171	6,664	5,621
Advisor Class	2,432	4,506	297
Custodian fees (Note 4)	32	67	22
Reports to shareholders	14,693	26,634	13,501
Registration and filing fees	75,241	78,296	75,053
Professional fees	44,561	46,087	45,257
Trustees’ fees and expenses	519	1,135	—
Other	4,271	5,321	4,223

Total expenses	526,525	1,071,814	452,049

Expense reductions (Note 4)	(6)	—	(6)

Expenses waived/paid by affiliates (Note 3f and 3g)	(335,179)	(583,781)	(320,809)

Net expenses	191,340	488,033	131,234

Net investment income	1,083,899	2,106,342	782,052

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	248,122	607,623	221,229
Non-controlled affiliates (Note 3f)	380,003	3,332,283	469,982
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f)	516,922	1,255,119	522,128

Net realized gain (loss)	1,145,047	5,195,025	1,213,339

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	129,018	239,862	109,329
Non-controlled affiliates (Note 3f)	6,999,861	14,334,977	6,545,173

Net change in unrealized appreciation (depreciation)	7,128,879	14,574,839	6,654,502

Net realized and unrealized gain (loss)	8,273,926	19,769,864	7,867,841

Net increase (decrease) in net assets resulting from operations	$9,357,825	$21,876,206	$8,649,893

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	127

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended December 31, 2019

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Investment income:
Dividends:
Unaffiliated issuers	$ 194,550	$ 88,524	$ 33,438
Non-controlled affiliates (Note 3f)	1,420,941	684,811	285,934
Interest:
Unaffiliated issuers	2,515	1,161	—

Total investment income	1,618,006	774,496	319,372

Expenses:
Asset allocation fees (Note 3a)	211,178	102,482	39,968
Distribution fees: (Note 3c)
Class A	123,417	46,001	17,058
Class C	124,498	48,445	30,050
Class R	25,692	10,661	2,387
Transfer agent fees: (Note 3e)
Class A	150,217	93,077	76,328
Class C	38,008	24,501	33,613
Class R	15,824	10,792	5,345
Class R6	5,233	4,472	2,623
Advisor Class	2,251	2,779	937
Custodian fees (Note 4)	41	19	4
Reports to shareholders	23,691	15,756	15,852
Registration and filing fees	75,809	76,023	76,593
Professional fees	47,969	44,886	44,982
Trustees’ fees and expenses	810	—	—
Other	4,619	4,181	3,735

Total expenses	849,257	484,075	349,475

Expense reductions (Note 4)	(13)	(6)	—

Expenses waived/paid by affiliates (Note 3f and 3g)	(507,425)	(350,495)	(287,749)

Net expenses	341,819	133,574	61,726

Net investment income	1,276,187	640,922	257,646

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	479,936	181,996	80,633
Non-controlled affiliates (Note 3f)	2,037,542	328,639	31,490
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f)	1,038,187	496,181	224,148

Net realized gain (loss)	3,555,665	1,006,816	336,271

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	225,197	125,582	42,004
Non-controlled affiliates (Note 3f)	11,614,963	6,108,240	2,515,524

Net change in unrealized appreciation (depreciation)	11,840,160	6,233,822	2,557,528

Net realized and unrealized gain (loss)	15,395,825	7,240,638	2,893,799

Net increase (decrease) in net assets resulting from operations	$16,672,012	$7,881,560	$3,151,445

128	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LifeSmart™ Retirement Income Fund		Franklin LifeSmart™ 2020 Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,

	2019	2018	2019	2018

Increase (decrease) in net assets:
Operations:
Net investment income	$1,929,623	$2,460,093	$1,044,833	$1,140,201
Net realized gain (loss)	(24,498)	(381,077)	596,220	558,196

Net change in unrealized appreciation (depreciation)	3,763,488	(3,393,694)	3,716,713	(3,371,541)

Net increase (decrease) in net assets resulting from operations	5,668,613	(1,314,678)	5,357,766	(1,673,144)

Distributions to shareholders:
Class A	(1,276,767)	(1,265,546)	(681,367)	(659,797)
Class C	(354,915)	(475,415)	(117,703)	(137,095)
Class R	(92,451)	(133,884)	(15,536)	(20,875)
Class R6	(92,676)	(164,232)	(233,070)	(270,527)
Advisor Class	(72,973)	(69,736)	(19,078)	(20,098)

Total distributions to shareholders	(1,889,782)	(2,108,813)	(1,066,754)	(1,108,392)

Capital share transactions: (Note 2)
Class A	466,914	1,109,498	251,395	5,474,693
Class C	(2,093,619)	(3,397,662)	(203,456)	519,765
Class R	(742,153)	(983,295)	(98,631)	(149,570)
Class R6	87,827	(2,043,494)	(1,970,403)	318,551
Advisor Class	347,505	(613,612)	39,851	(11,432)

Total capital share transactions	(1,933,526)	(5,928,565)	(1,981,244)	6,152,007

Net increase (decrease) in net assets	1,845,305	(9,352,056)	2,309,768	3,370,471

Net assets:
Beginning of year	49,339,478	58,691,534	40,437,716	37,067,245

End of year	$51,184,783	$49,339,478	$42,747,484	$40,437,716

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	129

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2025 Retirement Target Fund		Franklin LifeSmart™ 2030 Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,

	2019	2018	2019	2018

Increase (decrease) in net assets:
Operations:
Net investment income	$2,574,620	$3,003,480	$1,083,899	$1,122,081
Net realized gain (loss)	6,068,390	3,812,211	1,145,047	1,119,123
Net change in unrealized appreciation (depreciation)	10,546,320	(13,809,351)	7,128,879	(5,595,596)

Net increase (decrease) in net assets resulting from operations	19,189,330	(6,993,660)	9,357,825	(3,354,392)

Distributions to shareholders:
Class A	(3,045,510)	(4,729,261)	(731,665)	(733,628)
Class C	(688,301)	(1,271,613)	(177,159)	(200,814)
Class R	(142,497)	(288,382)	(26,329)	(27,160)
Class R6	(562,509)	(1,012,283)	(639,478)	(677,876)
Advisor Class	(59,263)	(99,618)	(28,917)	(29,589)

Total distributions to shareholders	(4,498,080)	(7,401,157)	(1,603,548)	(1,669,067)

Capital share transactions: (Note 2)
Class A	486,785	7,682,847	1,275,501	5,393,551
Class C	(1,149,678)	(2,660,758)	524,197	590,557
Class R	(1,103,245)	(1,104,813)	107,214	(252,387)
Class R6	(1,254,003)	(995,143)	868,076	2,000,010
Advisor Class	(102,196)	(235,402)	86,613	206,579

Total capital share transactions	(3,122,337)	2,686,731	2,861,601	7,938,310

Net increase (decrease) in net assets	11,568,913	(11,708,086)	10,615,878	2,914,851

Net assets:
Beginning of year	118,144,611	129,852,697	49,897,403	46,982,552

End of year	$129,713,524	$118,144,611	$60,513,281	$49,897,403

130	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2035 Retirement Target Fund		Franklin LifeSmart™ 2040 Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,

	2019	2018	2019	2018

Increase (decrease) in net assets:
Operations:
Net investment income	$2,106,342	$2,293,282	$782,052	$847,776
Net realized gain (loss)	5,195,025	3,859,355	1,213,339	958,425
Net change in unrealized appreciation (depreciation)	14,574,839	(14,177,765)	6,654,502	(4,838,326)

Net increase (decrease) in net assets resulting from operations	21,876,206	(8,025,128)	8,649,893	(3,032,125)

Distributions to shareholders:
Class A	(2,650,612)	(3,502,326)	(454,576)	(672,314)
Class C	(642,691)	(987,591)	(94,774)	(154,808)
Class R	(176,421)	(279,358)	(34,053)	(52,003)
Class R6	(1,090,008)	(1,429,713)	(606,642)	(835,051)
Advisor Class	(83,743)	(106,260)	(2,459)	(6,715)

Total distributions to shareholders	(4,643,475)	(6,305,248)	(1,192,504)	(1,720,891)

Capital share transactions: (Note 2)
Class A	2,644,878	6,810,464	455,027	3,820,457
Class C	(109,181)	(603,017)	524,059	787,563
Class R	(515,294)	(363,210)	13,556	(95,889)
Class R6	2,641,808	(1,275,766)	563,689	2,897,191
Advisor Class	138,806	381,299	(30,122)	25,423

Total capital share transactions	4,801,017	4,949,770	1,526,209	7,434,745

Net increase (decrease) in net assets	22,033,748	(9,380,606)	8,983,598	2,681,729

Net assets:
Beginning of year	107,129,517	116,510,123	39,893,179	37,211,450

End of year	$129,163,265	$107,129,517	$48,876,777	$39,893,179

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2045 Retirement Target Fund		Franklin LifeSmart™ 2050 Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,

	2019	2018	2019	2018

Increase (decrease) in net assets:
Operations:
Net investment income	$1,276,187	$1,500,972	$640,922	$694,632
Net realized gain (loss)	3,555,665	2,756,646	1,006,816	766,254
Net change in unrealized appreciation (depreciation)	11,840,160	(10,314,331)	6,233,822	(4,293,456)

Net increase (decrease) in net assets resulting from operations	16,672,012	(6,056,713)	7,881,560	(2,832,570)

Distributions to shareholders:
Class A	(1,557,379)	(2,653,305)	(420,909)	(643,844)
Class C	(310,595)	(631,126)	(75,423)	(136,313)
Class R	(149,104)	(290,065)	(42,749)	(65,856)
Class R6	(616,228)	(816,627)	(399,544)	(502,397)
Advisor Class	(25,065)	(38,954)	(13,716)	(20,381)

Total distributions to shareholders	(2,658,371)	(4,430,077)	(952,341)	(1,368,791)

Capital share transactions: (Note 2)
Class A	(1,767,654)	4,433,504	(3,200,320)	5,033,748
Class C	(516,518)	213,125	654,068	883,885
Class R	(1,190,716)	380,231	184,278	425,810
Class R6	4,646,121	682,622	3,204,608	1,110,776
Advisor Class	56,659	131,996	51,345	12,334

Total capital share transactions	1,227,892	5,841,478	893,979	7,466,553

Net increase (decrease) in net assets	15,241,533	(4,645,312)	7,823,198	3,265,192

Net assets:
Beginning of year	75,181,291	79,826,603	35,105,115	31,839,923

End of year	$90,422,824	$75,181,291	$42,928,313	$35,105,115

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2055 Retirement Target Fund
	Year Ended December 31,
	2019	2018

Increase (decrease) in net assets:
Operations:
Net investment income	$257,646	$233,963
Net realized gain (loss)	336,271	129,172
Net change in unrealized appreciation (depreciation)	2,557,528	(1,392,034)

Net increase (decrease) in net assets resulting from operations	3,151,445	(1,028,899)

Distributions to shareholders:
Class A	(134,928)	(205,410)
Class C	(39,940)	(64,563)
Class R	(8,843)	(13,634)
Class R6	(136,446)	(139,527)
Advisor Class	(2,359)	(1,790)

Total distributions to shareholders	(322,516)	(424,924)

Capital share transactions: (Note 2)
Class A	883,611	2,124,795
Class C	707,288	1,182,923
Class R	30,079	121,483
Class R6	2,775,929	808,786
Advisor Class	73,474	19,567

Total capital share transactions	4,470,381	4,257,554

Net increase (decrease) in net assets	7,299,310	2,803,731

Net assets:
Beginning of year	12,485,447	9,681,716

End of year	$19,784,757	$12,485,447

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-five separate funds, nine of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Joint Repurchase Agreement

Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata

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interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Funds may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as indicated in the Statements of Investments, had been entered into on December 31, 2019.

c.  Index-Linked Notes

Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments held by the Funds.

d.  Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. The Franklin LifeSmart™ Retirement Income Fund employs a managed distribution policy. Under this policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund; however, the twelfth monthly payment may be greater than the initially anticipated amount if additional income or capital gains are required to be distributed. These distributions may include income and capital gains generated by the Underlying Funds, as well as a possible return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted higher or lower from year to year in response to market conditions. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

e.  Security Transactions, Investment Income, Expenses and Distributions (continued)

number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

f.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At December 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LifeSmart™ Retirement Income Fund		Franklin LifeSmart™ 2020 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:

Year ended December 31, 2019

Shares sold[a]	559,233	$ 6,108,032	607,030	$ 7,094,411

Shares issued in reinvestment of distributions	114,983	1,257,350	57,341	677,198

Shares redeemed	(631,790)	(6,898,468)	(636,674)	(7,520,214)

Net increase (decrease)	42,426	$ 466,914	27,697	$ 251,395

Year ended December 31, 2018

Shares sold[a]	846,337	$ 9,147,067	713,018	$ 8,380,062

Shares issued in reinvestment of distributions	115,040	1,243,885	57,731	654,964

Shares redeemed	(852,099)	(9,281,454)	(303,410)	(3,560,333)

Net increase (decrease)	109,278	$ 1,109,498	467,339	$ 5,474,693

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	Franklin LifeSmart™ Retirement Income Fund		Franklin LifeSmart™ 2020 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class C Shares:

Year ended December 31, 2019

Shares sold.	205,376	$ 2,214,834	199,052	$ 2,321,159

Shares issued in reinvestment of distributions	31,448	339,465	10,032	117,703

Shares redeemed[a]	(430,570)	(4,647,918)	(228,092)	(2,642,318)

Net increase (decrease)	(193,746)	$ (2,093,619)	(19,008)	$ (203,456)

Year ended December 31, 2018

Shares sold.	220,879	$ 2,377,740	176,919	$ 2,062,370

Shares issued in reinvestment of distributions	42,833	458,328	12,173	137,095

Shares redeemed[a]	(581,658)	(6,233,730)	(144,604)	(1,679,700)

Net increase (decrease)	(317,946)	$(3,397,662)	44,488	$ 519,765

Class R Shares:

Year ended December 31, 2019

Shares sold.	26,806	$ 291,111	19,468	$ 227,258

Shares issued in reinvestment of distributions	6,150	66,979	1,315	15,536

Shares redeemed	(101,605)	(1,100,243)	(29,264)	(341,425)

Net increase (decrease)	(68,649)	$ (742,153)	(8,481)	$ (98,631)

Year ended December 31, 2018

Shares sold.	35,545	$ 385,385	28,612	$ 336,125

Shares issued in reinvestment of distributions	8,763	94,564	1,840	20,875

Shares redeemed	(135,188)	(1,463,244)	(43,209)	(506,570)

Net increase (decrease)	(90,880)	$ (983,295)	(12,757)	$ (149,570)

Class R6 Shares:

Year ended December 31, 2019

Shares sold.	130,363	$ 1,418,631	151,042	$ 1,772,745

Shares issued in reinvestment of distributions	197	2,137	50	576

Shares redeemed	(121,096)	(1,332,941)	(318,860)	(3,743,724)

Net increase (decrease)	9,464	$ 87,827	(167,768)	$(1,970,403)

Year ended December 31, 2018

Shares sold.	88,955	$ 975,848	213,073	$ 2,487,718

Shares issued in reinvestment of distributions	7,584	82,764	206	2,361

Shares redeemed	(286,584)	(3,102,106)	(185,607)	(2,171,528)

Net increase (decrease)	(190,045)	$(2,043,494)	27,672	$ 318,551

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ Retirement Income Fund		Franklin LifeSmart™ 2020 Retirement Target Fund

	Shares	Amount	Shares	Amount

Advisor Class Shares:

Year ended December 31, 2019

Shares sold	41,829	$ 456,585	7,814	$ 93,111

Shares issued in reinvestment of distributions	6,437	70,687	1,609	19,078

Shares redeemed	(16,343)	(179,767)	(6,090)	(72,338)

Net increase (decrease)	31,923	$ 347,505	3,333	$ 39,851

Year ended December 31, 2018

Shares sold	36,625	$ 397,388	34,183	$ 400,016

Shares issued in reinvestment of distributions	5,558	60,364	1,759	20,098

Shares redeemed	(97,826)	(1,071,364)	(36,796)	(431,546)

Net increase (decrease)	(55,643)	$ (613,612)	(854)	$ (11,432)

[a]May include a portion of Class C shares that were automatically converted to Class A.
	Franklin LifeSmart™ 2025 Retirement Target Fund		Franklin LifeSmart™ 2030 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:

Year ended December 31, 2019

Shares sold[a]	1,094,603	$ 13,746,669	602,484	$ 7,611,523

Shares issued in reinvestment of distributions	238,365	3,036,346	57,127	731,551

Shares redeemed	(1,299,276)	(16,296,230)	(560,958)	(7,067,573)

Net increase (decrease)	33,692	$ 486,785	98,653	$ 1,275,501

Year ended December 31, 2018

Shares sold[a]	1,455,435	$ 18,751,088	685,749	$ 8,628,468

Shares issued in reinvestment of distributions	394,193	4,700,865	61,982	733,522

Shares redeemed	(1,224,459)	(15,769,106)	(312,616)	(3,968,439)

Net increase (decrease)	625,169	$ 7,682,847	435,115	$ 5,393,551

Class C Shares:

Year ended December 31, 2019

Shares sold	357,759	$ 4,413,141	240,212	$ 2,967,689

Shares issued in reinvestment of distributions	52,237	655,098	13,930	176,408

Shares redeemed[a]	(504,442)	(6,217,917)	(213,721)	(2,619,900)

Net increase (decrease)	(94,446)	$ (1,149,678)	40,421	$ 524,197

Year ended December 31, 2018

Shares sold	412,149	$ 5,254,400	170,731	$ 2,146,806

Shares issued in reinvestment of distributions	102,701	1,201,550	17,293	200,699

Shares redeemed[a]	(719,903)	(9,116,708)	(140,263)	(1,756,948)

Net increase (decrease)	(205,053)	$ (2,660,758)	47,761	$ 590,557

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	Franklin LifeSmart™ 2025 Retirement Target Fund		Franklin LifeSmart™ 2030 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class R Shares:

Year ended December 31, 2019

Shares sold	54,755	$ 683,429	25,408	$ 320,374

Shares issued in reinvestment of distributions	10,128	128,541	2,060	26,329

Shares redeemed	(153,741)	(1,915,215)	(18,780)	(239,489)

Net increase (decrease)	(88,858)	$ (1,103,245)	8,688	$ 107,214

Year ended December 31, 2018

Shares sold	76,323	$ 979,523	36,922	$ 459,743

Shares issued in reinvestment of distributions	19,202	228,866	2,295	27,161

Shares redeemed	(179,691)	(2,313,202)	(58,637)	(739,291)

Net increase (decrease)	(84,166)	$ (1,104,813)	(19,420)	$ (252,387)

Class R6 Shares:

Year ended December 31, 2019

Shares sold	285,703	$ 3,601,451	415,710	$ 5,242,377

Shares issued in reinvestment of distributions	875	11,183	26	330

Shares redeemed	(387,125)	(4,866,637)	(355,006)	(4,374,631)

Net increase (decrease)	(100,547)	$ (1,254,003)	60,730	$ 868,076

Year ended December 31, 2018

Shares sold	365,683	$ 4,675,425	314,750	$ 3,960,684

Shares issued in reinvestment of distributions	8,162	103,814	239	2,873

Shares redeemed	(450,139)	(5,774,382)	(154,162)	(1,963,547)

Net increase (decrease)	(76,294)	$ (995,143)	160,827	$ 2,000,010

Advisor Class Shares:

Year ended December 31, 2019

Shares sold	19,706	$ 242,320	11,684	$ 148,467

Shares issued in reinvestment of distributions	4,141	52,819	2,251	28,917

Shares redeemed	(31,572)	(397,335)	(7,240)	(90,771)

Net increase (decrease)	(7,725)	$ (102,196)	6,695	$ 86,613

Year ended December 31, 2018

Shares sold	33,277	$ 431,821	23,692	$ 302,878

Shares issued in reinvestment of distributions	7,451	89,544	2,476	29,588

Shares redeemed	(58,779)	(756,767)	(10,045)	(125,887)

Net increase (decrease)	(18,051)	$ (235,402)	16,123	$ 206,579

aMay include a portion of Class C shares that were automatically converted to Class A.

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2035 Retirement Target Fund		Franklin LifeSmart™ 2040 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:

Year ended December 31, 2019

Shares sold[a]	952,514	$ 12,623,647	424,447	$ 5,488,272

Shares issued in reinvestment of distributions	193,791	2,637,056	34,671	454,570

Shares redeemed	(945,824)	(12,615,825)	(425,571)	(5,487,815)

Net increase (decrease)	200,481	$ 2,644,878	33,547	$ 455,027

Year ended December 31, 2018

Shares sold[a]	942,846	$ 12,872,991	433,108	$ 5,637,921

Shares issued in reinvestment of distributions	278,830	3,485,432	55,620	672,314

Shares redeemed	(695,333)	(9,547,959)	(191,890)	(2,489,778)

Net increase (decrease)	526,343	$ 6,810,464	296,838	$ 3,820,457

Class C Shares:

Year ended December 31, 2019

Shares sold	252,589	$ 3,280,827	98,079	$ 1,245,027

Shares issued in reinvestment of distributions	45,597	607,021	7,362	94,765

Shares redeemed[a]	(307,638)	(3,997,029)	(64,241)	(815,733)

Net increase (decrease)	(9,452)	$ (109,181)	41,200	$ 524,059

Year ended December 31, 2018

Shares sold	341,805	$ 4,576,003	100,077	$ 1,279,948

Shares issued in reinvestment of distributions	76,759	931,152	13,144	154,668

Shares redeemed[a]	(457,318)	(6,110,172)	(50,847)	(647,053)

Net increase (decrease)	(38,754)	$ (603,017)	62,374	$ 787,563

Class R Shares:

Year ended December 31, 2019

Shares sold	75,334	$ 997,069	29,039	$ 379,133

Shares issued in reinvestment of distributions	11,988	162,960	2,605	34,053

Shares redeemed	(127,008)	(1,675,323)	(30,192)	(399,630)

Net increase (decrease)	(39,686)	$ (515,294)	1,452	$ 13,556

Year ended December 31, 2018

Shares sold	111,104	$ 1,510,051	25,994	$ 337,136

Shares issued in reinvestment of distributions	19,685	246,024	4,314	52,003

Shares redeemed	(154,125)	(2,119,285)	(37,246)	(485,028)

Net increase (decrease)	(23,336)	$ (363,210)	(6,938)	$ (95,889)

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	Franklin LifeSmart™ 2035 Retirement Target Fund		Franklin LifeSmart™ 2040 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class R6 Shares:

Year ended December 31, 2019

Shares sold	419,754	$ 5,648,454	434,017	$ 5,617,339

Shares issued in reinvestment of distributions	707	9,518	570	7,487

Shares redeemed	(223,416)	(3,016,164)	(389,390)	(5,061,137)

Net increase (decrease)	197,045	$ 2,641,808	45,197	$ 563,689

Year ended December 31, 2018

Shares sold	414,595	$ 5,606,519	375,889	$ 4,871,182

Shares issued in reinvestment of distributions	5,525	74,275	971	11,876

Shares redeemed	(507,947)	(6,956,560)	(151,876)	(1,985,867)

Net increase (decrease)	(87,827)	$ (1,275,766)	224,984	$ 2,897,191

Advisor Class Shares:

Year ended December 31, 2019

Shares sold	24,716	$ 329,525	7,315	$ 96,559

Shares issued in reinvestment of distributions	5,834	80,057	185	2,459

Shares redeemed	(20,087)	(270,776)	(11,116)	(129,140)

Net increase (decrease)	10,463	$ 138,806	(3,616)	$ (30,122)

Year ended December 31, 2018

Shares sold	26,985	$ 381,837	11,186	$ 136,707

Shares issued in reinvestment of distributions	8,344	105,679	549	6,715

Shares redeemed	(7,561)	(106,217)	(9,424)	(117,999)

Net increase (decrease)	27,768	$ 381,299	2,311	$ 25,423

[a]May include a portion of Class C shares that were automatically converted to Class A.
	Franklin LifeSmart™ 2045 Retirement Target Fund		Franklin LifeSmart™ 2050 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:

Year ended December 31, 2019

Shares sold[a]	593,185	$ 7,926,250	546,568	$ 7,111,903

Shares issued in reinvestment of distributions	112,785	1,550,074	31,696	420,832

Shares redeemed	(839,331)	(11,243,978)	(820,620)	(10,733,055)

Net increase (decrease)	(133,361)	$ (1,767,654)	(242,356)	$ (3,200,320)

Year ended December 31, 2018

Shares sold[a]	743,394	$ 10,204,029	629,521	$ 8,264,139

Shares issued in reinvestment of distributions	210,172	2,638,382	52,624	643,113

Shares redeemed	(610,804)	(8,408,907)	(293,673)	(3,873,504)

Net increase (decrease)	342,762	$ 4,433,504	388,472	$ 5,033,748

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2045 Retirement Target Fund		Franklin LifeSmart™ 2050 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class C Shares:

Year ended December 31, 2019

Shares sold	161,488	$ 2,102,339	120,250	$ 1,566,273

Shares issued in reinvestment of distributions	21,997	295,130	5,701	75,396

Shares redeemed[a]	(224,331)	(2,913,987)	(76,625)	(987,601)

Net increase (decrease)	(40,846)	$ (516,518)	49,326	$ 654,068

Year ended December 31, 2018

Shares sold	220,486	$ 2,951,191	124,657	$ 1,633,863

Shares issued in reinvestment of distributions	48,056	582,816	11,314	136,120

Shares redeemed[a]	(248,382)	(3,320,882)	(68,191)	(886,098)

Net increase (decrease)	20,160	$ 213,125	67,780	$ 883,885

Class R Shares:

Year ended December 31, 2019

Shares sold	58,943	$ 786,075	59,561	$ 784,449

Shares issued in reinvestment of distributions	9,740	133,313	3,210	42,748

Shares redeemed	(157,555)	(2,110,104)	(48,603)	(642,919)

Net increase (decrease)	(88,872)	$ (1,190,716)	14,168	$ 184,278

Year ended December 31, 2018

Shares sold	98,581	$ 1,331,338	48,484	$ 634,521

Shares issued in reinvestment of distributions	20,329	253,154	5,403	65,857

Shares redeemed	(87,538)	(1,204,261)	(21,209)	(274,568)

Net increase (decrease)	31,372	$ 380,231	32,678	$ 425,810

Class R6 Shares:

Year ended December 31, 2019

Shares sold	529,427	$ 7,107,373	462,889	$ 6,054,148

Shares issued in reinvestment of distributions	24	337	1	16

Shares redeemed	(182,629)	(2,461,589)	(216,990)	(2,849,556)

Net increase (decrease)	346,822	$ 4,646,121	245,900	$ 3,204,608

Year ended December 31, 2018

Shares sold	304,466	$ 4,144,657	273,723	$ 3,586,958

Shares issued in reinvestment of distributions	3,420	46,956	125	1,577

Shares redeemed	(255,441)	(3,508,991)	(186,424)	(2,477,759)

Net increase (decrease)	52,445	$ 682,622	87,424	$ 1,110,776

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	Franklin LifeSmart™ 2045 Retirement Target Fund		Franklin LifeSmart™ 2050 Retirement Target Fund

	Shares	Amount	Shares	Amount

Advisor Class Shares:

Year ended December 31, 2019

Shares sold	10,884	$ 146,062	9,846	$ 126,331

Shares issued in reinvestment of distributions	1,807	25,066	1,023	13,716

Shares redeemed	(8,476)	(114,469)	(6,702)	(88,702)

Net increase (decrease)	4,215	$ 56,659	4,167	$ 51,345

Year ended December 31, 2018

Shares sold	20,410	$ 277,144	5,799	$ 77,912

Shares issued in reinvestment of distributions	3,070	38,933	1,645	20,381

Shares redeemed	(14,162)	(184,081)	(6,468)	(85,959)

Net increase (decrease)	9,318	$ 131,996	976	$ 12,334

aMay include a portion of Class C shares that were automatically converted to Class A.

	Franklin LifeSmart™ 2055 Retirement Target Fund

	Shares	Amount

Class A Shares:

Year ended December 31, 2019

Shares sold[a]	309,652	$ 3,402,692

Shares issued in reinvestment of distributions	12,013	134,886

Shares redeemed	(243,462)	(2,653,967)

Net increase (decrease)	78,203	$883,611

Year ended December 31, 2018

Shares sold[a]	271,042	$ 2,986,319

Shares issued in reinvestment of distributions	17,370	179,191

Shares redeemed	(94,471)	(1,040,715)

Net increase (decrease)	193,941	$ 2,124,795

Class C Shares:

Year ended December 31, 2019

Shares sold	125,134	$ 1,361,318

Shares issued in reinvestment of distributions	3,622	39,940

Shares redeemed[a]	(63,795)	(693,970)

Net increase (decrease)	64,961	$ 707,288

Year ended December 31, 2018

Shares sold	135,717	$ 1,480,176

Shares issued in reinvestment of distributions	6,397	64,562

Shares redeemed[a]	(33,053)	(361,815)

Net increase (decrease)	109,061	$ 1,182,923

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2055 Retirement Target Fund

	Shares	Amount

Class R Shares:

Year ended December 31, 2019

Shares sold	23,437	$ 257,833

Shares issued in reinvestment of distributions	793	8,843

Shares redeemed	(21,798)	(236,597)

Net increase (decrease)	2,432	$ 30,079

Year ended December 31, 2018

Shares sold	18,477	$ 202,630

Shares issued in reinvestment of distributions	1,327	13,635

Shares redeemed	(8,805)	(94,782)

Net increase (decrease)	10,999	$ 121,483

Class R6 Shares:

Year ended December 31, 2019

Shares sold	350,574	$ 3,859,523

Shares issued in reinvestment of distributions	8	90

Shares redeemed	(97,304)	(1,083,684)

Net increase (decrease)	253,278	$ 2,775,929

Year ended December 31, 2018

Shares sold	216,204	$ 2,390,763

Shares issued in reinvestment of distributions	768	8,477

Shares redeemed	(143,727)	(1,590,454)

Net increase (decrease)	73,245	$ 808,786

Advisor Class Shares:

Year ended December 31, 2019

Shares sold	8,142	$ 90,279

Shares issued in reinvestment of distributions	209	2,359

Shares redeemed	(1,751)	(19,164)

Net increase (decrease)	6,600	$ 73,474

Year ended December 31, 2018

Shares sold	2,160	$ 23,911

Shares issued in reinvestment of distributions	134	1,397

Shares redeemed	(529)	(5,741)

Net increase (decrease)	1,765	$ 19,567

aMay include a portion of Class C shares that were automatically converted to Class A.

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3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management and Asset Allocation Fees

The Funds, except Franklin LifeSmartTM Retirement Income Fund, pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

Franklin LifeSmartTM Retirement Income Fund pays an investment management fee to Advisers of 0.25% per year of the average daily net assets of the fund.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%

Class C	1.00%

Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

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3.  Transactions with Affiliates (continued)

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$6,973	$9,632	$20,994

CDSC retained	$ 835	$2,618	$ 1,957

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$17,269	$26,096	$13,415

CDSC retained	$ 1,526	$ 4,225	$ 816

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$21,311	$14,409	$11,870

CDSC retained	$ 2,083	$ 1,338	$ 1,157

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2019, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Transfer agent fees	$58,196	$39,836	$147,769

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	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Transfer agent fees	$80,254	$171,790	$79,655

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Transfer agent fees	$160,698	$104,933	$103,407

f.  Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management and asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

Investments in FT Underlying Funds for the year ended December 31, 2019, were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin LifeSmart™ Retirement Income

Fund Non-Controlled Affiliates
Franklin Floating Rate Daily Access
Fund, Class R6	$11,365,789	$217,248	$(11,624,674)	$(76,896)	$118,533	$—	[a]	—	$228,267
Franklin Income Fund, Class R6	10,261,062	1,305,896	(2,219,234)	31,739	961,693	10,341,156		4,438,264	562,269
Franklin Liberty U.S. Core Bond ETF	—	10,418,869	(203,488)	(1,827)	(60,148)	10,153,406		404,681	72,636	[b]
Franklin LibertyQ U.S. Equity ETF	4,515,870	5,443,444	(6,005,517)	89,631	1,147,268	5,190,696		148,348	95,534
Franklin U.S. Government Securities Fund, Class R6	11,883,687	7,334,385	(9,350,453)	(177,538)	527,534	10,217,615		1,686,075	406,798
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	732,821	28,947,788	(28,810,415)	—	—	870,194		870,194	22,562
Templeton Global Total Return Fund, Class R6	2,117,321	263,070	(482,905)	29,192	(104,840)	1,821,838		164,278	124,632

Total Affiliated Securities	$40,876,550	$53,930,700	$(58,696,686)	$(105,699)	$2,590,040	$38,594,905			$1,512,698

Franklin LifeSmart™ 2020 Retirement Target Fund

Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$—	$1,182,590	$—	$—	$53,007	$1,235,597		113,046	$5,008	[b]
Franklin Emerging Market Debt Opportunities Fund	1,232,957	95,412	(1,335,609)	(114,808)	122,048	—	[a]	—	—
Franklin Floating Rate Daily Access Fund, Class R6	1,396,370	167,099	(1,584,276)	(44,454)	65,261	—	[a]	—	5,317
Franklin FTSE Europe ETF	404,167	646,196	(642,158)	(33,785)	107,274	481,694		19,077	19,471

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NOTES TO FINANCIAL STATEMENTS

3.  Transactions with Affiliates (continued)

f.  Investments in FT Underlying Funds (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

Non-Controlled Affiliates (continued)
Franklin FTSE Japan ETF	$743,220	$134,954	$(712,114)	$(82,017)	$149,163	$233,206		8,918	$ 8,943
Franklin Growth Fund, Class R6	4,450,955	1,531,952	(2,774,105)	118,883	808,835	4,136,520		36,835	245,056[b]
Franklin Growth Opportunities Fund, Class R6	1,610,029	333,657	(2,299,984)	402,290	(45,992)	—	[a]	—	—
Franklin International Core Equity (IU) Fund	—	2,037,931	—	—	161,372	2,199,303		198,136	23,016
Franklin International Growth Fund, Class R6	—	1,024,161	(181,195)	3,857	101,606	948,429		56,963	4,306
Franklin International Small Cap Fund, Class R6	913,595	213,393	(1,179,801)	(46,528)	99,341	—	[a]	—	—
Franklin Liberty High Yield Corporate ETF	—	677,667	(126,236)	(1,519)	6,002	555,914		21,230	9,338[b]
Franklin Liberty U.S. Core Bond ETF	—	12,699,051	(3,530,204)	5,492	(46,583)	9,127,756		363,802	64,698[b]
Franklin LibertyQ Emerging Markets ETF	980,335	804,897	(1,037,876)	32,832	34,077	814,265		27,339	56,330
Franklin LibertyQ U.S. Equity ETF	2,269,894	2,099,059	(1,237,201)	(12,282)	724,322	3,843,792		109,854	73,763
Franklin Low Duration Total Return Fund, Class R6	5,987,285	3,327,517	(5,719,718)	(43,425)	128,252	3,679,911		379,764	220,067
Franklin Mutual International Fund, Class R6	687,321	155,644	(884,327)	(13,315)	54,677	—	[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	1,914,586	162,863	(2,093,729)	(281,474)	297,754	—	[a]	—	13,518
Franklin Rising Dividends Fund, Class R6	2,268,151	763,987	(1,446,427)	(15,891)	497,077	2,066,897		29,718	70,080[b]
Franklin Strategic Income Fund, Class R6	3,937,748	1,369,799	(5,442,099)	41,012	93,540	—	[a]	—	71,255
Franklin U.S. Core Equity (IU) Fund	—	3,314,999	(2,940)	53	241,038	3,553,150		329,300	21,251
Franklin U.S. Government Securities Fund, Class R6	5,451,640	4,885,711	(10,528,753)	162,211	29,191	—	[a]	—	149,622
Franklin Utilities Fund, Class R6	667,793	15,106	(757,705)	144,122	(69,316)	—	[a]	—	3,799
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	808,529	15,896,393	(16,432,364)	—	—	272,558		272,558	20,891
Templeton Foreign Fund, Class R6	966,600	444,484	(535,910)	(20,858)	90,473	944,789		132,509	35,799
Templeton Global Total Return Fund, Class R6	2,750,868	761,721	(1,753,262)	(19,771)	(115,310)	1,624,246		146,460	173,732

Total Affiliated Securities	$39,442,043	$54,746,243	$(62,237,993)	$180,625	$3,587,109	$35,718,027			$1,295,260

Franklin LifeSmart™ 2025 Retirement Target Fund

Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$—	$4,326,569	$—	$—	$193,656	$4,520,225		413,561	$18,323[b]
Franklin Emerging Market Debt Opportunities Fund	2,438,564	114,260	(2,566,989)	(227,566)	241,731	—	[a]	—	—

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NOTES TO FINANCIAL STATEMENTS

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

Non-Controlled Affiliates (continued)
Franklin Floating Rate Daily Access Fund, Class R6	$2,774,818	$229,480	$(3,045,113)	$(87,240)	$128,055	$—	[a]	—	$ 10,337
Franklin FTSE Europe ETF	1,807,838	1,291,473	(1,727,003)	(131,529)	454,430	1,695,209		67,137	68,445
Franklin FTSE Japan ETF	3,105,900	61,066	(2,631,860)	(356,282)	641,580	820,404		31,373	31,384
Franklin Growth Fund, Class R6	18,586,392	1,649,612	(8,641,745)	1,449,659	2,446,335	15,490,253		137,936	887,048[b]
Franklin Growth Opportunities Fund, Class R6	6,806,852	39,372	(8,404,389)	2,811,542	(1,253,377)	—	[a]	—	—
Franklin International Core Equity (IU) Fund	—	7,172,044	—	—	558,294	7,730,338		696,427	80,412
Franklin International Growth Fund, Class R6	—	3,218,694	(132,230)	3,994	382,556	3,473,014		208,590	15,139
Franklin International Small Cap Fund, Class R6	3,692,282	321,379	(4,294,725)	280,044	1,020	—	[a]	—	—
Franklin Liberty High Yield Corporate ETF	—	1,294,815	—	—	20,132	1,314,947		50,217	20,912[b]
Franklin Liberty U.S. Core Bond ETF	—	22,564,318	—	—	(145,213)	22,419,105		893,551	157,064[b]
Franklin LibertyQ Emerging Markets ETF	4,041,330	2,609,523	(3,944,701)	187,859	98,775	2,992,786		100,483	199,337
Franklin LibertyQ U.S. Equity ETF	9,441,234	4,798,457	(2,786,514)	(16,120)	2,879,452	14,316,509		409,160	265,258
Franklin Low Duration Total Return Fund, Class R6	11,751,793	4,211,783	(7,325,514)	(62,581)	219,652	8,795,133		907,651	474,161
Franklin Mutual International Fund, Class R6	2,694,573	82,079	(2,963,856)	(127,769)	314,973	—	[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	5,635,340	363,905	(6,047,255)	(817,826)	865,836	—	[a]	—	38,837
Franklin Rising Dividends Fund, Class R6	9,243,724	584,481	(4,055,672)	94,900	1,859,900	7,727,333		111,105	256,378[b]
Franklin Strategic Income Fund, Class R6	7,777,294	846,857	(8,892,056)	92,554	175,351	—	[a]	—	147,520
Franklin U.S. Core Equity (IU) Fund	—	12,181,526	(187,314)	3,406	864,528	12,862,146		1,192,043	75,429
Franklin U.S. Government Securities Fund, Class R6	10,729,195	4,383,500	(15,542,777)	398,561	31,521	—	[a]	—	312,001
Franklin Utilities Fund, Class R6	2,660,327	22,827	(2,999,972)	1,109,558	(792,740)	—	[a]	—	16,578
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	3,164	31,405,811	(31,406,994)	—	—	1,981		1,981	60,201
Templeton Foreign Fund, Class R6	3,901,532	787,329	(1,572,430)	(11,982)	320,053	3,424,502		480,295	125,851
Templeton Global Total Return Fund, Class R6	5,374,162	2,019,220	(3,127,886)	(35,595)	(271,698)	3,958,203		356,916	370,718

Total Affiliated Securities	$112,466,314	$106,580,380	$(122,296,995)	$4,557,587	$10,234,802	$111,542,088			$3,631,333

Franklin LifeSmart™ 2030 Retirement Target Fund

Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$—	$2,296,359	$—	$—	$102,729	$2,399,088		219,496	$ 9,725[b]
Franklin Emerging Market Debt Opportunities Fund	744,004	64,783	(813,062)	(65,709)	69,984	—	[a]	—	—

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NOTES TO FINANCIAL STATEMENTS

3.  Transactions with Affiliates (continued)

f.  Investments in FT Underlying Funds (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

Non-Controlled Affiliates (continued)
Franklin Floating Rate Daily Access Fund, Class R6	$846,508	$165,958	$(1,024,933)	$(25,326)	$37,793	$—	[a]	—	$3,298
Franklin FTSE Europe ETF	891,527	864,549	(1,009,418)	(67,123)	229,591	909,126		36,005	36,195
Franklin FTSE Japan ETF	1,514,588	160,700	(1,359,518)	(176,408)	319,963	459,325		17,565	16,541
Franklin Growth Fund, Class R6	8,925,259	1,475,199	(3,814,878)	114,792	1,811,031	8,511,403		75,791	485,683	[b]
Franklin Growth Opportunities Fund, Class R6	3,328,470	178,033	(4,278,023)	767,232	4,288	—	[a]	—	—
Franklin International Core Equity (IU) Fund	—	3,846,188	—	—	300,373	4,146,561		373,564	43,207
Franklin International Growth Fund, Class R6	—	1,743,027	(88,676)	2,064	206,456	1,862,871		111,884	8,121
Franklin International Small Cap Fund, Class R6	1,798,267	293,219	(2,218,654)	(90,433)	217,601	—	[a]	—	—
Franklin Liberty High Yield Corporate ETF	—	449,821	—	—	4,573	454,394		17,353	7,288	[b]
Franklin Liberty U.S. Core Bond ETF	—	8,862,100	(1,223,771)	2,278	(41,328)	7,599,279		302,882	52,294	[b]
Franklin LibertyQ Emerging Markets ETF	1,970,405	1,551,779	(2,036,740)	78,926	63,236	1,627,606		54,647	106,025
Franklin LibertyQ U.S. Equity ETF	4,573,817	2,929,145	(1,033,128)	(23,285)	1,492,087	7,938,636		226,883	142,242
Franklin Low Duration Total Return Fund, Class R6	3,585,066	2,384,353	(2,969,174)	(19,899)	66,185	3,046,531		314,399	150,071
Franklin Mutual International Fund, Class R6	1,337,308	172,784	(1,605,239)	(54,874)	150,021	—	[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	2,331,348	239,307	(2,588,053)	(370,944)	388,342	—	[a]	—	17,264
Franklin Rising Dividends Fund, Class R6	4,506,529	629,289	(1,867,291)	(25,441)	1,012,447	4,255,533		61,187	138,206	[b]
Franklin Strategic Income Fund, Class R6	2,391,535	720,056	(3,192,970)	26,234	55,145	—	[a]	—	46,007
Franklin U.S. Core Equity (IU) Fund	—	6,599,967	(29,243)	532	471,201	7,042,457		652,684	40,977
Franklin U.S. Government Securities Fund, Class R6	3,273,247	2,980,486	(6,383,515)	119,166	10,616	—	[a]	—	96,993
Franklin Utilities Fund, Class R6	1,273,680	13,562	(1,441,152)	265,312	(111,402)	—	[a]	—	8,085
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	419,148	22,377,049	(22,109,033)	—	—	687,164		687,164	27,521
Templeton Foreign Fund, Class R6	1,903,897	522,453	(744,271)	(39,597)	194,468	1,836,950		257,637	67,508
Templeton Global Total Return Fund, Class R6	1,640,004	994,582	(1,261,854)	(37,494)	(55,539)	1,279,699		115,392	115,397

Total Affiliated Securities	$47,254,607	$62,514,748	$(63,092,596)	$380,003	$6,999,861	$54,056,623			$1,618,648

150	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin LifeSmart™ 2035 Retirement Target Fund

Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$—	$5,591,636	$—	$—	$249,717	$5,841,353		534,433	$23,679	[b]
Franklin Emerging Market Debt Opportunities Fund	1,265,678	—	(1,272,789)	(114,959)	122,070	—	[a]	—	—
Franklin Floating Rate Daily Access Fund, Class R6	1,440,239	89,727	(1,550,474)	(43,878)	64,386	—	[a]	—	5,271
Franklin FTSE Europe ETF	2,047,024	1,800,397	(2,063,597)	(149,832)	540,917	2,174,909		86,135	87,823
Franklin FTSE Japan ETF	3,544,470	89,690	(2,924,030)	(414,821)	757,412	1,052,721		40,257	40,284
Franklin Growth Fund, Class R6	20,895,577	2,224,147	(7,255,352)	547,700	4,094,169	20,506,241		182,602	1,187,211	[b]
Franklin Growth Opportunities Fund, Class R6	7,654,993	368,944	(9,860,971)	2,941,726	(1,104,692)	—	[a]	—	—
Franklin International Core Equity (IU) Fund	—	9,203,043	—	—	716,162	9,919,205		893,622	103,264
Franklin International Growth Fund, Class R6	—	3,950,649	—	—	506,401	4,457,050		267,691	19,429
Franklin International Small Cap Fund, Class R6	4,235,165	469,602	(5,010,285)	120,461	185,057	—	[a]	—	—
Franklin Liberty High Yield Corporate ETF	—	683,968	—	—	10,335	694,303		26,515	10,921	[b]
Franklin Liberty U.S. Core Bond ETF	—	11,664,911	—	—	(75,083)	11,589,828		461,932	81,245	[b]
Franklin LibertyQ Emerging Markets ETF	4,595,317	3,426,129	(4,471,234)	189,761	152,468	3,892,441		130,689	257,156
Franklin LibertyQ U.S. Equity ETF	10,651,846	6,575,013	(1,638,097)	(6,387)	3,547,323	19,129,698		546,719	343,783
Franklin Low Duration Total Return Fund, Class R6	6,099,851	2,696,078	(4,185,868)	(20,427)	99,951	4,689,585		483,961	241,532
Franklin Mutual International Fund, Class R6	3,242,553	38,766	(3,510,169)	(285,251)	514,101	—	[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	5,097,035	490,861	(5,622,502)	(768,129)	802,735	—	[a]	—	37,485
Franklin Rising Dividends Fund, Class R6	10,549,442	1,076,182	(3,805,605)	(16,619)	2,396,384	10,199,784		146,654	337,285	[b]
Franklin Strategic Income Fund, Class R6	4,088,574	422,196	(4,647,806)	51,994	85,042	—	[a]	—	75,490
Franklin U.S. Core Equity (IU) Fund	—	16,248,404	(187,874)	3,416	1,150,726	17,214,672		1,595,429	99,545
Franklin U.S. Government Securities Fund, Class R6	5,567,467	2,956,801	(8,732,896)	194,822	13,806	—	[a]	—	158,433
Franklin Utilities Fund, Class R6	2,948,542	29,297	(3,349,906)	1,159,020	(786,953)	—	[a]	—	19,771
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	2,968	32,720,567	(32,721,669)	—	—	1,866		1,866	59,614
Templeton Foreign Fund, Class R6	4,487,990	846,874	(1,309,592)	(56,437)	425,492	4,394,327		616,315	161,493
Templeton Global Total Return Fund, Class R6	2,790,638	715,039	(1,448,431)	123	(132,949)	1,924,420		173,528	178,671

Total Affiliated Securities	$101,205,369	$104,378,921	$(105,569,147)	$3,332,283	$14,334,977	$117,682,403			$3,529,385

franklintempleton.com	Annual Report	151

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3.  Transactions with Affiliates (continued)

f.  Investments in FT Underlying Funds (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin LifeSmart™ 2040 Retirement Target Fund

Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$—	$2,288,957	$—	$—	$102,151	$2,391,108		218,766	$9,693	[b]
Franklin Emerging Market Debt Opportunities Fund	394,014	3,371	(399,615)	(35,000)	37,230	—	[a]	—	—
Franklin Floating Rate Daily Access Fund, Class R6	461,225	33,320	(501,143)	(13,710)	20,308	—	[a]	—	1,693
Franklin FTSE Europe ETF	776,847	798,939	(834,462)	(57,689)	209,760	893,395		35,382	36,732
Franklin FTSE Japan ETF	1,373,085	121,960	(1,197,290)	(156,450)	290,693	431,998		16,520	16,904
Franklin Growth Fund, Class R6	8,094,450	1,777,887	(3,053,505)	29,266	1,815,178	8,663,276		77,144	496,001	[b]
Franklin Growth Opportunities Fund, Class R6	2,961,783	184,844	(3,862,457)	839,686	(123,856)	—	[a]	—	—
Franklin International Core Equity (IU) Fund	—	3,775,928	—	—	299,240	4,075,168		367,132	42,680
Franklin International Growth Fund, Class R6	—	1,764,162	(156,805)	1,132	202,729	1,811,218		108,782	7,830
Franklin International Small Cap Fund, Class R6	1,638,447	325,246	(2,073,152)	(88,018)	197,477	—	[a]	—	—
Franklin Liberty High Yield Corporate ETF	—	201,670	(30,244)	(396)	1,898	172,928		6,604	2,955	[b]
Franklin Liberty U.S. Core Bond ETF	—	3,982,001	(924,945)	1,722	(16,351)	3,042,427		121,261	21,103	[b]
Franklin LibertyQ Emerging Markets ETF	1,783,053	1,435,002	(1,753,445)	63,641	68,469	1,596,720		53,610	107,591
Franklin LibertyQ U.S. Equity ETF	4,093,008	3,514,765	(936,603)	(8,100)	1,428,543	8,091,613		231,255	143,884
Franklin Low Duration Total Return Fund, Class R6	1,924,994	1,386,633	(2,121,978)	(6,096)	31,711	1,215,264		125,414	64,793
Franklin Mutual International Fund, Class R6	1,285,443	169,889	(1,538,294)	(59,117)	142,079	—	[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	1,882,858	236,993	(2,131,277)	(304,931)	316,357	—	[a]	—	14,600
Franklin Rising Dividends Fund, Class R6	4,059,416	875,463	(1,539,489)	(12,105)	955,358	4,338,643		62,382	140,011	[b]
Franklin Strategic Income Fund, Class R6	1,297,236	412,417	(1,751,313)	12,992	28,668	—	[a]	—	21,003
Franklin U.S. Core Equity (IU) Fund	—	6,792,557	(80,948)	1,472	479,013	7,192,094		666,552	41,971
Franklin U.S. Government Securities Fund, Class R6	1,760,021	1,856,970	(3,667,415)	44,535	5,889	—	[a]	—	44,445
Franklin Utilities Fund, Class R6	1,130,327	14,643	(1,288,841)	224,218	(80,347)	—	[a]	—	7,725
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	1,362	19,079,944	(18,280,778)	—	—	800,528		800,528	22,286
Templeton Foreign Fund, Class R6	1,733,501	577,279	(625,789)	(42,416)	184,306	1,826,881		256,224	67,138

152	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	$880,861	$189,907	$(1,054,784)	$35,346	$(51,330)	$—	[a]	—	$32,587

Total Affiliated Securities	$37,531,931	$51,800,747	$(49,804,572)	$469,982	$6,545,173	$46,543,261			$1,343,625

Franklin LifeSmart™ 2045 Retirement Target Fund

Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$—	$4,634,990	$—	$—	$207,016	$4,842,006		443,002	$19,628	[b]
Franklin Emerging Market Debt Opportunities Fund	671,323	7,307	(682,422)	(59,705)	63,497	—	[a]	—	—
Franklin Floating Rate Daily Access Fund, Class R6	763,772	65,366	(840,009)	(23,002)	33,873	—	[a]	—	2,793
Franklin FTSE Europe ETF	1,534,776	1,561,049	(1,639,613)	(119,721)	417,980	1,754,471		69,484	72,651
Franklin FTSE Japan ETF	2,647,080	272,286	(2,329,614)	(319,161)	578,578	849,169		32,473	33,477
Franklin Growth Fund, Class R6	15,541,149	3,437,765	(5,251,688)	109,709	3,454,489	17,291,424		153,975	990,192	[b]
Franklin Growth Opportunities Fund, Class R6	5,713,486	632,745	(7,737,152)	2,103,658	(712,737)	—	[a]	—	—
Franklin International Core Equity (IU) Fund	—	7,561,869	(137,728)	(3,708)	580,552	8,000,985		720,809	83,796
Franklin International Growth Fund, Class R6	—	3,346,025	(159,964)	927	408,864	3,595,852		215,967	15,675
Franklin International Small Cap Fund, Class R6	3,180,029	674,452	(4,058,584)	33,680	170,423	—	[a]	—	—
Franklin Liberty U.S. Core Bond ETF	—	3,122,913	(163,580)	368	(14,147)	2,945,554		117,400	20,283	[b]
Franklin LibertyQ Emerging Markets ETF	3,446,396	2,684,874	(3,137,667)	130,857	139,896	3,264,356		109,601	214,147
Franklin LibertyQ U.S. Equity ETF	7,933,624	6,857,892	(1,418,040)	(20,097)	2,792,407	16,145,786		461,440	285,289
Franklin Low Duration Total Return Fund, Class R6	3,234,616	1,155,656	(4,442,220)	7,302	44,646	—	[a]	—	47,295
Franklin Mutual International Fund, Class R6	2,419,331	345,356	(2,925,362)	(214,859)	375,534	—	[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	3,548,233	384,591	(3,956,680)	(535,619)	559,475	—	[a]	—	26,836
Franklin Rising Dividends Fund, Class R6	7,823,837	1,941,041	(2,943,111)	(21,393)	1,858,839	8,659,213		124,504	278,297	[b]
Franklin Strategic Income Fund, Class R6	2,191,537	84,326	(2,343,080)	24,333	42,884	—	[a]	—	20,210
Franklin U.S. Core Equity (IU) Fund	—	13,515,733	(114,234)	2,077	954,292	14,357,868		1,330,664	83,244
Franklin U.S. Government Securities Fund, Class R6	2,952,976	1,104,535	(4,087,149)	22,103	7,535	—	[a]	—	42,429
Franklin Utilities Fund, Class R6	2,180,567	112,695	(2,572,288)	828,282	(549,256)	—	[a]	—	14,847
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	2,076	28,983,048	(28,336,897)	—	—	648,227		648,227	41,160
Templeton Foreign Fund, Class R6	3,364,292	980,778	(1,074,997)	(39,088)	313,840	3,544,825		497,170	130,273

franklintempleton.com	Annual Report	153

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3.  Transactions with Affiliates (continued)

f.  Investments in FT Underlying Funds (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	$1,479,762	$261,697	$(1,758,541)	$130,599	$(113,517)	$—	[a]	—	$36,606

Total Affiliated Securities	$70,628,862	$83,728,989	$(82,110,620)	$2,037,542	$11,614,963	$85,899,736			$2,459,128

Franklin LifeSmart™ 2050 Retirement Target Fund

Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$—	$2,172,950	$—	$—	$96,917	$2,269,867		207,673	$9,202	[b]
Franklin Emerging Market Debt Opportunities Fund	273,492	5,035	(280,093)	(22,745)	24,311	—	[a]	—	—
Franklin Floating Rate Daily Access Fund, Class R6	333,526	68,761	(407,108)	(8,990)	13,811	—	[a]	—	1,293
Franklin FTSE Europe ETF	705,135	902,318	(901,040)	(59,079)	192,052	839,386		33,243	35,714
Franklin FTSE Japan ETF	1,249,853	220,907	(1,187,093)	(141,035)	263,634	406,266		15,536	16,537
Franklin Growth Fund, Class R6	7,409,696	2,460,374	(3,275,990)	(6,990)	1,696,700	8,283,790		73,765	473,466	[b]
Franklin Growth Opportunities Fund, Class R6	2,704,428	499,826	(3,863,922)	741,329	(81,661)	—	[a]	—	—
Franklin International Core Equity (IU) Fund	—	3,908,509	(346,971)	(7,573)	275,457	3,829,422		344,993	40,629
Franklin International Growth Fund, Class R6	—	1,740,378	(213,081)	(5,501)	199,326	1,721,122		103,371	7,503
Franklin International Small Cap Fund, Class R6	1,502,297	403,846	(1,996,938)	(99,026)	189,821	—	[a]	—	—
Franklin Liberty U.S. Core Bond ETF	—	1,287,561	(141,694)	244	(3,091)	1,143,020		45,557	8,124	[b]
Franklin LibertyQ Emerging Markets ETF	1,622,255	1,601,511	(1,805,258)	56,753	69,367	1,544,628		51,861	102,770
Franklin LibertyQ U.S. Equity ETF	3,752,315	4,043,542	(1,411,528)	(20,703)	1,341,067	7,704,693		220,197	141,217
Franklin Low Duration Total Return Fund, Class R6	1,397,718	590,095	(2,010,963)	5,710	17,440	—	[a]	—	21,287
Franklin Mutual International Fund, Class R6	1,140,318	232,024	(1,449,481)	(15,032)	92,171	—	[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	1,652,526	227,828	(1,887,764)	(267,523)	274,933	—	[a]	—	13,262
Franklin Rising Dividends Fund, Class R6	3,694,774	1,321,566	(1,751,139)	(21,273)	899,602	4,143,530		59,576	134,638	[b]
Franklin Strategic Income Fund, Class R6	932,826	53,346	(1,015,489)	9,226	20,091	—	[a]	—	9,063
Franklin U.S. Core Equity (IU) Fund	—	6,932,499	(510,461)	(11,427)	454,750	6,865,361		636,270	40,795
Franklin U.S. Government Securities Fund, Class R6	1,249,416	580,581	(1,842,929)	12,842	90	—	[a]	—	19,239
Franklin Utilities Fund, Class R6	1,029,132	19,056	(1,179,119)	199,110	(68,179)	—	[a]	—	7,076
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	105,867	17,880,416	(17,478,058)	—	—	508,225		508,225	20,774

154	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

Non-Controlled Affiliates (continued)
Templeton Foreign Fund, Class R6	$1,589,329	$616,273	$(631,464)	$(43,631)	$166,191	$1,696,698		237,966	$62,354
Templeton Global Total Return Fund, Class R6	626,122	141,630	(775,145)	33,953	(26,560)	—	[a]	—	16,049

Total Affiliated Securities	$32,971,025	$47,910,832	$(46,362,728)	$328,639	$6,108,240	$40,956,008			$1,180,992

Franklin LifeSmart™ 2055 Retirement Target Fund

Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$—	$992,503	$—	$—	$43,921	$1,036,424		94,824	$4,087	[b]
Franklin Emerging Market Debt Opportunities Fund	97,766	1,922	(100,247)	(7,770)	8,329	—	[a]	—	—
Franklin Floating Rate Daily Access Fund, Class R6	119,294	13,169	(134,184)	(3,177)	4,898	—	[a]	—	445
Franklin FTSE Europe ETF	259,927	433,839	(358,549)	(17,517)	70,696	388,396		15,382	14,286
Franklin FTSE Japan ETF	438,052	136,972	(425,779)	(45,801)	91,870	195,314		7,469	6,457
Franklin Growth Fund, Class R6	2,634,809	1,460,800	(935,288)	(3,252)	641,119	3,798,188		33,822	213,880	[b]
Franklin Growth Opportunities Fund, Class R6	970,492	386,887	(1,598,983)	210,198	31,406	—	[a]	—	—
Franklin International Core Equity (IU) Fund	—	1,626,093	—	—	121,840	1,747,933		157,471	17,834
Franklin International Growth Fund, Class R6	—	697,032	(5,792)	(7)	89,627	780,860		46,898	3,404
Franklin International Small Cap Fund, Class R6	539,482	202,870	(774,136)	(37,845)	69,629	—	[a]	—	—
Franklin Liberty U.S. Core Bond ETF	—	1,086,568	(546,932)	1,293	(1,095)	539,834		21,516	3,665	[b]
Franklin LibertyQ Emerging Markets ETF	583,251	731,961	(655,751)	12,502	37,432	709,395		23,818	45,427
Franklin LibertyQ U.S. Equity ETF	1,320,871	1,842,158	(154,730)	(3,781)	535,875	3,540,393		101,183	57,640
Franklin Low Duration Total Return Fund, Class R6	500,061	255,656	(764,094)	1,780	6,597	—	[a]	—	7,614
Franklin Mutual International Fund, Class R6	411,600	104,937	(544,571)	(18,284)	46,318	—	[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	583,838	118,604	(703,939)	(103,402)	104,899	—	[a]	—	4,967
Franklin Rising Dividends Fund, Class R6	1,310,030	741,667	(490,380)	(7,641)	344,798	1,898,474		27,296	57,691	[b]
Franklin Strategic Income Fund, Class R6	336,082	29,110	(375,716)	1,730	8,794	—	[a]	—	3,169
Franklin U.S. Core Equity (IU) Fund	—	2,956,894	—	—	204,528	3,161,422		292,996	17,426
Franklin U.S. Government Securities Fund, Class R6	447,085	249,444	(701,256)	4,842	(115)	—	[a]	—	6,822
Franklin Utilities Fund, Class R6	367,091	25,262	(439,724)	58,348	(10,977)	—	[a]	—	2,449
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	184,376	8,570,578	(8,357,980)	—	—	396,974		396,974	8,470
Templeton Foreign Fund, Class R6	567,208	323,997	(163,538)	(17,124)	68,849	779,392		109,312	28,643

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3.  Transactions with Affiliates (continued)

f.  Investments in FT Underlying Funds (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	$223,894	$72,342	$(298,920)	$6,398	$(3,714)	$—	[a]	—	$5,706

Total Affiliated Securities	$11,895,209	$23,061,265	$(18,530,489)	$31,490	$2,515,524	$18,972,999			$510,082

aAs of December 31, 2019, no longer held by the fund.

bDividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.

g.  Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by Franklin LifeSmart™ Retirement Income Fund, so that the expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class of the Fund do not exceed 0.05%, and for Class R6 do not exceed 0.00% based on the average net assets of each class until April 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Effective May 1, 2019, Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by the Funds, except Franklin LifeSmart™ Retirement Income Fund, so that the expenses (including acquired fund fees and expenses but excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class of the Funds do not exceed 0.45%, and for Class R6 do not exceed 0.40% based on the average net assets of each class until April 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

Prior to May 1, 2019, expenses (excluding certain fees and expenses as previously disclosed) for the Funds, except Franklin LifeSmart™ Retirement Income Fund, for Class A, Class C, Class R and Advisor Class were limited to 0.05%, and expenses for Class R6 were limited to 0.00% based on the average net assets of each class.

4.  Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2019, the custodian fees were reduced as noted in the Statements of Operations.

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5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2019, the capital loss carryforwards were as follows:

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund

Capital loss carryforwards not subject to expiration:

Short term	$ 34,021	$ 201

Long term	1,748,586	—

Total capital loss carryforwards	$1,782,607	$ 201

During the year ended December 31, 2019, the Franklin LifeSmart™ 2020 Retirement Target Fund utilized $15,776 of capital loss carryforwards.

The tax character of distributions paid during the years ended December 31, 2019 and 2018, was as follows:

	Franklin LifeSmart™ Retirement Income Fund		Franklin LifeSmart™ 2020 Retirement Target Fund		Franklin LifeSmart™ 2025 Retirement Target Fund
	2019	2018	2019	2018	2019	2018

Distributions paid from:

Ordinary income	$1,889,782	$2,108,813	$1,066,754	$1,108,392	$2,616,420	$3,271,280

Long term capital gain	—	—	—	—	1,881,660	4,129,877
	$1,889,782	$2,108,813	$1,066,754	$1,108,392	$4,498,080	$7,401,157

	Franklin LifeSmart™ 2030 Retirement Target Fund		Franklin LifeSmart™ 2035 Retirement Target Fund		Franklin LifeSmart™ 2040 Retirement Target Fund
	2019	2018	2019	2018	2019	2018

Distributions paid from:

Ordinary income	$1,013,916	$1,315,992	$2,124,369	$2,527,142	$675,712	$997,412

Long term capital gain	589,632	353,075	2,519,106	3,778,106	516,792	723,479
	$1,603,548	$1,669,067	$4,643,475	$6,305,248	$1,192,504	$1,720,891

	Franklin LifeSmart™ 2045 Retirement Target Fund		Franklin LifeSmart™ 2050 Retirement Target Fund		Franklin LifeSmart™ 2055 Retirement Target Fund
	2019	2018	2019	2018	2019	2018

Distributions paid from:

Ordinary income	$1,277,107	$1,560,787	$517,820	$831,581	$177,815	$253,549

Long term capital gain	1,381,264	2,869,290	434,521	537,210	144,701	171,375
	$2,658,371	$4,430,077	$952,341	$1,368,791	$322,516	$424,924

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5. Income Taxes (continued)

At December 31, 2019, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Cost of investments	$49,989,931	$39,515,338	$113,522,685

Unrealized appreciation	$ 1,954,164	$ 3,639,093	$ 17,244,457

Unrealized depreciation	(653,210)	(491,800)	(1,012,232)

Net unrealized appreciation (depreciation)	$ 1,300,954	$ 3,147,293	$ 16,232,225

Distributable earnings:

Undistributed ordinary income	$ 402,881	$ 156,461	$ 60,130

Undistributed long term capital gains	—	—	2,319,279

Total distributable earnings	$ 402,881	$ 156,461	$ 2,379,409

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Cost of investments	$54,086,040	$109,319,873	$ 42,718,915

Unrealized appreciation	$ 6,790,832	$20,104,772	$ 6,288,381

Unrealized depreciation	(452,333)	(719,797)	(171,240)

Net unrealized appreciation (depreciation)	$ 6,338,499	$19,384,975	$ 6,117,141

Distributable earnings:

Undistributed ordinary income	$ 97,877	$ 66,161	$ 126,931

Undistributed long term capital gains	687,696	2,676,087	718,288

Total distributable earnings	$ 785,573	$ 2,742,248	$ 845,219

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	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Cost of investments	$75,805,688	$37,111,905	$17,779,257

Unrealized appreciation	$15,365,706	$ 5,886,522	$ 2,114,539

Unrealized depreciation	(310,264)	(240,704)	(116,774)

Net unrealized appreciation (depreciation)	$15,055,442	$ 5,645,818	$ 1,997,765

Distributable earnings:

Undistributed ordinary income	$ 45,755	$ 138,151	$87,456

Undistributed long term capital gains	2,228,690	599,468	201,544

Total distributable earnings	$ 2,274,445	$ 737,619	$ 289,000

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

The Funds, except Franklin LifeSmart™ Retirement Income Fund and Franklin LifeSmart™ 2020 Retirement Target Fund, utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.

6.  Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2019, were as follows:

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Purchases	$41,640,844	$50,703,077	$103,050,255

Sales	$44,702,172	$53,000,241	$108,885,157

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Purchases	$51,887,778	$93,451,053	$40,444,628

Sales	$50,020,060	$92,432,804	$39,794,063

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Purchases	$70,803,842	$37,978,976	$18,132,494

Sales	$71,018,366	$37,641,801	$13,973,963

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7.  Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 7, 2020, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 5, 2021, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2019, the Funds did not use the Global Credit Facility.

8.  Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2019, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$45,354,428	$—	$—	$45,354,428
Index-Linked Notes	—	5,066,263	—	5,066,263
Short Term Investments	870,194	—	—	870,194

Total Investments in Securities	$46,224,622	$5,066,263	$—	$51,290,885

Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$42,217,118	$—	$—	$42,217,118
Short Term Investments	272,558	172,955	—	445,513

Total Investments in Securities	$42,489,676	$172,955	$—	$42,662,631

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	Level 1	Level 2	Level 3	Total
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$128,453,637	$—	$—	$128,453,637
Short Term Investments	1,981	1,299,292	—	1,301,273

Total Investments in Securities	$128,455,618	$1,299,292	$—	$129,754,910

Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$59,308,657	$—	$—	$59,308,657
Short Term Investments	687,164	428,718	—	1,115,882

Total Investments in Securities	$59,995,821	$428,718	$—	$60,424,539

Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$127,161,475	$—	$—	$127,161,475
Short Term Investments	1,866	1,541,507	—	1,543,373

Total Investments in Securities	$127,163,341	$1,541,507	$—	$128,704,848

Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$47,968,687	$—	$—	$47,968,687
Short Term Investments	800,528	66,841	—	867,369

Total Investments in Securities	$48,769,215	$66,841	$—	$48,836,056

Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$89,379,387	$—	$—	$89,379,387
Short Term Investments	648,227	833,516	—	1,481,743

Total Investments in Securities	$90,027,614	$833,516	$—	$90,861,130

Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$42,133,919	$—	$—	$42,133,919
Short Term Investments	508,225	115,579	—	623,804

Total Investments in Securities	$42,642,144	$115,579	$—	$42,757,723

Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$19,380,048	$—	$—	$19,380,048
Short Term Investments	396,974	—	—	396,974

Total Investments in Securities	$19,777,022	$—	$—	$19,777,022

aFor detailed categories, see the accompanying Statement of Investments.

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9.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Selected Portfolio

ETF Exchange Traded Fund

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin LifeSmart™ Retirement Income Fund, Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2045 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin LifeSmart™ 2055 Retirement Target Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin LifeSmart™ Retirement Income Fund, Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2045 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin LifeSmart™ 2055 Retirement Target Fund (the "Funds") as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2020

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2019:

Franklin LifeSmart™ 2025 Retirement Target Fund	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retiremen Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

$2,274,063	$687,850	$2,843,679	$644,202

Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

$1,657,949	$588,031	$182,659

Under Section 871(k)(2)(C) of the Internal Revenue Code, the Franklin LifeSmart™ 2035 Retirement Target Fund hereby reports the maximum amount allowable but no less than $5,559 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended December 31, 2019.

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2019:

Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund	Franklin LifeSmart™ 2030 Retirement Target Fund

10.01%	12.86%	19.19%	26.42%

Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund

30.63%	40.01%	41.94%	50.65%

Franklin
LifeSmart™ 2055 Retirement
Target Fund

60.67%

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended December 31, 2019:

Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund	Franklin LifeSmart™ 2030 Retirement Target Fund

$245,903	$293,733	$1,053,681	$562,672

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TAX INFORMATION

Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund

$1,362,956	$567,683	$1,122,920	$546,989

Franklin
LifeSmart™ 2055 Retirement
Target Fund

$230,548

Distributions, including qualified dividend income, paid during calendar year 2019 will be reported to shareholders on Form 1099-DIV by mid-February 2020. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2019, the Funds, qualified fund of funds under Section 852(g)(2) of Internal Revenue Code, received an allocation of foreign taxes paid from one or more of their underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on December 24, 2019 for Franklin LifeSmart™ Retirement Income Fund and December 27, 2019 for the remaining funds, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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TAX INFORMATION

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share

Franklin LifeSmart Retirement Income Fund

Class A	0.0011	0.0296

Class C	0.0011	0.0296

Class R	0.0011	0.0296

Class R6	0.0011	0.0296

Advisor Class	0.0011	0.0296

Franklin LifeSmart 2020 Retirement Target Fund

Class A	0.0063	0.0968	0.0285

Class C	0.0063	0.0968	0.0285

Class R	0.0063	0.0968	0.0285

Class R6	0.0063	0.0968	0.0285

Advisor Class	0.0063	0.0968	0.0285

Franklin LifeSmart 2025 Retirement Target Fund

Class A	0.0066	0.0881	0.0352

Class C	0.0066	0.0881	0.0352

Class R	0.0066	0.0881	0.0352

Class R6	0.0066	0.0881	0.0352

Advisor Class	0.0066	0.0881	0.0352

Franklin LifeSmart 2030 Retirement Target Fund

Class A	0.0070	0.0849	0.0406

Class C	0.0070	0.0849	0.0406

Class R	0.0070	0.0849	0.0406

Class R6	0.0070	0.0849	0.0406

Advisor Class	0.0070	0.0849	0.0406

Franklin LifeSmart 2035 Retirement Target Fund

Class A	0.0080	0.0906	0.0488

Class C	0.0080	0.0906	0.0488

Class R	0.0080	0.0906	0.0488

Class R6	0.0080	0.0906	0.0488

Advisor Class	0.0080	0.0906	0.0488

Franklin LifeSmart 2040 Retirement Target Fund

Class A	0.0085	0.0929	0.0531

Class C	0.0085	0.0929	0.0531

Class R	0.0085	0.0929	0.0531

Class R6	0.0085	0.0929	0.0531

Advisor Class	0.0085	0.0929	0.0531

Franklin LifeSmart 2045 Retirement Target Fund

Class A	0.0092	0.0996	0.0585

Class C	0.0092	0.0996	0.0585

Class R	0.0092	0.0996	0.0585

Class R6	0.0092	0.0996	0.0585

Advisor Class	0.0092	0.0996	0.0585

Franklin LifeSmart 2050 Retirement Target Fund

Class A	0.0093	0.1002	0.0600

Class C	0.0093	0.1002	0.0600

Class R	0.0093	0.1002	0.0600

Class R6	0.0093	0.1002	0.0600

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Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share

Advisor Class	0.0093	0.1002	0.0600

Franklin LifeSmart 2055 Retirement Target Fund

Class A	0.0067	0.0710	0.0431

Class C	0.0067	0.0710	0.0431

Class R	0.0067	0.0710	0.0431

Class R6	0.0067	0.0710	0.0431

Advisor Class	0.0067	0.0710	0.0431

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the prior calendar year. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932)	Trustee	Since 1995	132	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945)	Trustee	Since 2017	111	Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950)	Trustee	Since 2014	132	Avis Budget Group Inc. (car rental) (2007-present),Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Lead	Trustee since 1998	132	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).
One Franklin Parkway	Independent	and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee since
		March 2019

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954)	Trustee	Since 2009	132	Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Private investor; and formerly, Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945)	Trustee	Since 2007	132	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Interested Board Members and Officers

	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Gregory E. Johnson (1961)	Trustee	Since 2007	144	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Since 2013	132	None
One Franklin Parkway	the Board
San Mateo, CA 94403-1906	and Trustee

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Breda M. Beckerle (1958)	Interim Chief	Since January	Not Applicable	Not Applicable
280 Park Avenue	Compliance	2009
New York, NY 10017	Officer

Principal Occupation During at Least the Past 5 Years:

Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years: Treasurer, U.S. Fund Administration & Reporting, and officer of 24 of the investment companies in Franklin Templeton.
Steven J. Gray (1955)	Vice President	Vice President	Not Applicable	Not Applicable
One Franklin Parkway	and	since 2009
San Mateo, CA 94403-1906	Co-Secretary	and Co-Secretary
since 2019

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971)	Chief Executive	Since 2017	Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948)	Vice President	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	– AML
San Mateo, CA 94403-1906	Compliance

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Edward D. Perks (1970)	President and	Since 2018	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years: President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, and officer of 41 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

General Counsel, Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Lori A. Weber (1964)	Vice President	Vice President	Not Applicable	Not Applicable
300 S.E. 2nd Street	and	since 2011
Fort Lauderdale, FL 33301-1923	Co-Secretary	and Co-Secretary
since 2019

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Effective March 12, 2019, John B. Wilson ceased to be a trustee of the Trust.

Note 3: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report and Shareholder Letter Franklin Fund Allocator Series
Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 632-2301
(800) DIAL BEN® / 342-5236
franklintempleton.com

© 2020 Franklin Templeton Investments. All rights reserved.	RTF A 02/20

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $387,483 for the fiscal year ended December 31, 2019 and $352,507 for the fiscal year ended December 31, 2018.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $20,000 for the fiscal year ended December 31, 2019 and $5,000 for the fiscal year ended December 31, 2018. The services for which these fees were paid included professional fees in connection with an Indonesia withholding tax refund claim, professional fees in connection with tax treatment of equipment lease transactions, and tax consulting services related to the operating agreement and term sheet for the launch of a new fund.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2019 and $3,853 for the fiscal year ended December 31, 2018. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $160,144 for the fiscal year ended December 31, 2019 and $16,500 for the fiscal year ended December 31, 2018. The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, valuation services related to Fair Value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, and assets under management certification.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $180,144 for the fiscal year ended December 31, 2019 and $25,353 for the fiscal year ended December 31, 2018.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By	S\ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date February 28, 2020

By	S\ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date February 28, 2020